Due to size constraints, this filing is being made in 3 related submissions. This submission is the third of the 3 related submissions. The accession number of the previous related submissions are as follows:

0001045032-17-000098
0001045032-17-000101

APPENDIX A

JNLNY Separate Account I

Financial Statements

December 31, 2016

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JG - Alt 100 Fund	JG - Conservative Fund	JG - Equity 100 Fund	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Assets
Investments, at fair value (a)	$23,432,466	$12,340,961	$6,041,628	$4,803,221	$23,405,296	$3,609,900	$13,062,841	$33,433,331	$48,537,580	$440,454
Receivables:
Investments in Fund shares sold	17,696	45,157	167	33,907	629	107	11,721	1,008	58,690	13
Investment Division units sold	—	—	—	—	6,500	—	—	—	4,000	—
Total assets	23,450,162	12,386,118	6,041,795	4,837,128	23,412,425	3,610,007	13,074,562	33,434,339	48,600,270	440,467

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	6,500	—	—	—	4,000	—
Investment Division units redeemed	17,016	44,791	—	33,771	6	—	11,366	54	57,301	—
Insurance fees due to Jackson
of New York	680	366	167	136	623	107	355	954	1,389	13
Total liabilities	17,696	45,157	167	33,907	7,129	107	11,721	1,008	62,690	13
Net assets (Note 7)	$23,432,466	$12,340,961	$6,041,628	$4,803,221	$23,405,296	$3,609,900	$13,062,841	$33,433,331	$48,537,580	$440,454

(a) Investments in Funds, shares outstanding	2,310,894	1,123,949	490,392	481,285	2,035,243	375,249	1,040,035	2,807,165	4,004,751	47,565
Investments in Funds, at cost	$24,387,500	$12,191,965	$6,108,973	$4,807,990	$22,586,561	$3,679,982	$12,838,180	$33,064,564	$47,562,002	$456,655

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Assets
Investments, at fair value (a)	$11,888,935	$14,692,672	$21,901,459	$6,481,789	$17,786,433	$1,972,616	$3,493,884	$2,897,934	$61,538,996	$2,249,768
Receivables:
Investments in Fund shares sold	579	395	2,876	184	16,815	56	1,409	81	39,709	61
Investment Division units sold	—	189,953	—	3,159	—	655	—	24,747	13,143	—
Total assets	11,889,514	14,883,020	21,904,335	6,485,132	17,803,248	1,973,327	3,495,293	2,922,762	61,591,848	2,249,829

Liabilities
Payables:
Investments in Fund shares purchased	—	189,953	—	3,159	—	655	—	24,747	13,143	—
Investment Division units redeemed	221	—	2,263	3	16,315	—	1,309	—	37,498	—
Insurance fees due to Jackson
of New York	358	395	613	181	500	56	100	81	2,211	61
Total liabilities	579	190,348	2,876	3,343	16,815	711	1,409	24,828	52,852	61
Net assets (Note 7)	$11,888,935	$14,692,672	$21,901,459	$6,481,789	$17,786,433	$1,972,616	$3,493,884	$2,897,934	$61,538,996	$2,249,768

(a) Investments in Funds, shares outstanding	1,062,461	1,204,317	1,840,459	551,642	1,059,347	154,111	367,777	298,141	5,751,308	232,174
Investments in Funds, at cost	$11,734,951	$14,623,527	$21,425,607	$6,380,708	$15,773,991	$3,024,274	$3,695,597	$3,217,422	$62,157,773	$2,268,643

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund
Assets
Investments, at fair value (a)	$3,416,688	$10,559,533	$3,620,117	$—	$856,687	$490,656	$8,029,739	$11,667,201	$861,105	$39,492,970
Receivables:
Investments in Fund shares sold	3,185	3,695	8,585	—	25	14	672	524	24	1,234
Investment Division units sold	132	6,000	442	—	—	—	68	694	—	8,487
Total assets	3,420,005	10,569,228	3,629,144	—	856,712	490,670	8,030,479	11,668,419	861,129	39,502,691

Liabilities
Payables:
Investments in Fund shares purchased	132	6,000	442	—	—	—	68	694	—	8,487
Investment Division units redeemed	3,088	3,397	8,481	—	—	—	442	82	—	125
Insurance fees due to Jackson
of New York	97	298	104	—	25	14	230	442	24	1,109
Total liabilities	3,317	9,695	9,027	—	25	14	740	1,218	24	9,721
Net assets (Note 7)	$3,416,688	$10,559,533	$3,620,117	$—	$856,687	$490,656	$8,029,739	$11,667,201	$861,105	$39,492,970

(a) Investments in Funds, shares outstanding	301,030	905,620	341,520	—	87,775	37,801	798,979	1,042,645	96,213	3,121,974
Investments in Funds, at cost	$3,529,541	$10,588,263	$3,996,160	$—	$883,823	$512,963	$8,326,919	$11,675,942	$908,829	$37,857,813

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A
Assets
Investments, at fair value (a)	$14,422,526	$1,403,797	$3,051,478	$1,160,419	$15,729,865	$50,382,084	$91,381,812	$113,670,985	$77,721,919	$75,303,098
Receivables:
Investments in Fund shares sold	4,250	38	86	31	1,009	9,715	6,119	7,445	5,748	11,450
Investment Division units sold	—	—	1,953	983	3,906	401	806	14,240	3,189	2,535
Total assets	14,426,776	1,403,835	3,053,517	1,161,433	15,734,780	50,392,200	91,388,737	113,692,670	77,730,856	75,317,083

Liabilities
Payables:
Investments in Fund shares purchased	—	—	1,953	983	3,906	401	806	14,240	3,189	2,535
Investment Division units redeemed	3,840	—	—	—	408	7,627	2,346	2,741	2,537	8,237
Insurance fees due to Jackson
of New York	410	38	86	31	601	2,088	3,773	4,704	3,211	3,213
Total liabilities	4,250	38	2,039	1,014	4,915	10,116	6,925	21,685	8,937	13,985
Net assets (Note 7)	$14,422,526	$1,403,797	$3,051,478	$1,160,419	$15,729,865	$50,382,084	$91,381,812	$113,670,985	$77,721,919	$75,303,098

(a) Investments in Funds, shares outstanding	937,746	108,737	322,226	105,397	1,073,711	4,708,606	7,634,237	9,944,968	5,205,755	4,970,502
Investments in Funds, at cost	$12,708,541	$1,258,931	$3,314,692	$1,144,794	$16,680,776	$47,843,823	$85,162,701	$105,848,818	$78,302,981	$77,068,710

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A	JNL Multi-Manager Mid Cap Fund - A	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Assets
Investments, at fair value (a)	$105,472,066	$647,086	$365,202	$66,238,301	$46,679,911	$2,670,460	$89,820,457	$197,214,962	$26,049,904	$29,090,384
Receivables:
Investments in Fund shares sold	584,283	78	39	11,520	15,104	78	5,805	25,595	2,639	2,374
Investment Division units sold	5,058	—	—	711	—	81	47,214	142,785	59,505	8,986
Total assets	106,061,407	647,164	365,241	66,250,532	46,695,015	2,670,619	89,873,476	197,383,342	26,112,048	29,101,744

Liabilities
Payables:
Investments in Fund shares purchased	5,058	—	—	711	—	81	47,214	142,785	59,505	8,986
Investment Division units redeemed	579,762	60	26	8,706	13,222	—	2,028	17,132	1,538	1,146
Insurance fees due to Jackson
of New York	4,521	18	13	2,814	1,882	78	3,777	8,463	1,101	1,228
Total liabilities	589,341	78	39	12,231	15,104	159	53,019	168,380	62,144	11,360
Net assets (Note 7)	$105,472,066	$647,086	$365,202	$66,238,301	$46,679,911	$2,670,460	$89,820,457	$197,214,962	$26,049,904	$29,090,384

(a) Investments in Funds, shares outstanding	6,809,042	67,195	34,227	3,256,554	3,206,038	260,025	6,979,057	10,396,150	2,571,560	2,187,247
Investments in Funds, at cost	$106,978,922	$649,139	$363,477	$77,012,586	$43,986,396	$2,654,101	$84,964,402	$163,633,980	$27,528,486	$27,672,815

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Assets
Investments, at fair value (a)	$221,609,875	$60,575,531	$61,369,041	$42,807,851	$13,525,578	$175,942,099	$107,743,237	$57,142,358	$1,700,115	$66,178,653
Receivables:
Investments in Fund shares sold	86,128	5,035	8,793	5,061	422	70,660	10,872	21,178	328	8,744
Investment Division units sold	20,961	2,908	9,881	7,379	4,333	4,428	10,370	33,591	18	8,208
Total assets	221,716,964	60,583,474	61,387,715	42,820,291	13,530,333	176,017,187	107,764,479	57,197,127	1,700,461	66,195,605

Liabilities
Payables:
Investments in Fund shares purchased	20,961	2,908	9,881	7,379	4,333	4,428	10,370	33,591	18	8,208
Investment Division units redeemed	77,326	2,518	6,274	3,230	30	63,681	6,376	18,854	281	6,169
Insurance fees due to Jackson
of New York	8,802	2,517	2,519	1,831	392	6,979	4,496	2,324	47	2,575
Total liabilities	107,089	7,943	18,674	12,440	4,755	75,088	21,242	54,769	346	16,952
Net assets (Note 7)	$221,609,875	$60,575,531	$61,369,041	$42,807,851	$13,525,578	$175,942,099	$107,743,237	$57,142,358	$1,700,115	$66,178,653

(a) Investments in Funds, shares outstanding	12,149,664	4,473,821	5,122,624	4,180,454	1,594,997	15,625,408	3,885,439	6,265,609	165,381	5,122,187
Investments in Funds, at cost	$188,213,111	$56,684,111	$61,068,503	$45,418,289	$16,165,523	$182,017,178	$104,232,407	$59,036,224	$1,701,797	$73,848,450

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/Crescent High Income Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/FPA + DoubleLine Flexible Allocation Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A
Assets
Investments, at fair value (a)	$21,326,409	$—	$33,488,652	$3,044,794	$50,897,290	$305,553	$3,607,510	$—	$85,557,360	$84,938,301
Receivables:
Investments in Fund shares sold	1,316	—	2,448	129	22,196	8	100	—	78,879	43,769
Investment Division units sold	851	—	9,355	2,000	—	1,355	8,909	—	2,593	5,363
Total assets	21,328,576	—	33,500,455	3,046,923	50,919,486	306,916	3,616,519	—	85,638,832	84,987,433

Liabilities
Payables:
Investments in Fund shares purchased	851	—	9,355	2,000	—	1,355	8,909	—	2,593	5,363
Investment Division units redeemed	416	—	1,060	8	20,189	—	—	—	75,302	40,189
Insurance fees due to Jackson
of New York	900	—	1,388	121	2,007	8	100	—	3,577	3,580
Total liabilities	2,167	—	11,803	2,129	22,196	1,363	9,009	—	81,472	49,132
Net assets (Note 7)	$21,326,409	$—	$33,488,652	$3,044,794	$50,897,290	$305,553	$3,607,510	$—	$85,557,360	$84,938,301

(a) Investments in Funds, shares outstanding	2,078,597	—	2,480,641	288,606	4,339,070	29,128	280,522	—	7,337,681	6,795,064
Investments in Funds, at cost	$21,244,965	$—	$37,302,892	$2,962,688	$45,327,571	$306,172	$3,387,441	$—	$94,532,800	$69,500,848

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A
Assets
Investments, at fair value (a)	$30,073,882	$41,352,292	$156,295,143	$31,695,203	$47,838,012	$62,751,768	$9,546,543	$73,926,503	$32,788,225	$1,169,218
Receivables:
Investments in Fund shares sold	6,568	4,843	113,179	23,524	17,007	5,510	860	30,860	10,229	77
Investment Division units sold	520	5,377	18,614	3,417	2,880	15,640	1,163	5,000	3,484	—
Total assets	30,080,970	41,362,512	156,426,936	31,722,144	47,857,899	62,772,918	9,548,566	73,962,363	32,801,938	1,169,295

Liabilities
Payables:
Investments in Fund shares purchased	520	5,377	18,614	3,417	2,880	15,640	1,163	5,000	3,484	—
Investment Division units redeemed	5,321	3,249	106,864	22,231	15,016	2,871	499	27,766	8,856	44
Insurance fees due to Jackson
of New York	1,247	1,594	6,315	1,293	1,991	2,639	361	3,094	1,373	33
Total liabilities	7,088	10,220	131,793	26,941	19,887	21,150	2,023	35,860	13,713	77
Net assets (Note 7)	$30,073,882	$41,352,292	$156,295,143	$31,695,203	$47,838,012	$62,751,768	$9,546,543	$73,926,503	$32,788,225	$1,169,218

(a) Investments in Funds, shares outstanding	2,962,944	3,991,534	13,806,991	3,597,639	4,229,709	5,423,662	954,654	6,800,966	3,143,646	118,462
Investments in Funds, at cost	$30,012,232	$44,881,555	$154,230,454	$33,860,863	$43,884,986	$65,099,029	$11,494,629	$75,298,372	$34,865,928	$1,089,211

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A
Assets
Investments, at fair value (a)	$33,999,671	$78,479,905	$58,019,580	$—	$29,082,346	$91,052,840	$67,714,536	$57,407,110	$28,329,179	$42,545,338
Receivables:
Investments in Fund shares sold	77,384	79,708	3,801	—	32,418	14,868	12,100	70,524	1,677	2,361
Investment Division units sold	27,109	28,933	26,755	—	33,104	14,934	91,831	17,594	39,616	282,375
Total assets	34,104,164	78,588,546	58,050,136	—	29,147,868	91,082,642	67,818,467	57,495,228	28,370,472	42,830,074

Liabilities
Payables:
Investments in Fund shares purchased	27,109	28,933	26,755	—	33,104	14,934	91,831	17,594	39,616	282,375
Investment Division units redeemed	75,964	76,549	1,491	—	31,182	11,236	9,483	68,257	585	601
Insurance fees due to Jackson
of New York	1,420	3,159	2,310	—	1,236	3,632	2,617	2,267	1,092	1,760
Total liabilities	104,493	108,641	30,556	—	65,522	29,802	103,931	88,118	41,293	284,736
Net assets (Note 7)	$33,999,671	$78,479,905	$58,019,580	$—	$29,082,346	$91,052,840	$67,714,536	$57,407,110	$28,329,179	$42,545,338

(a) Investments in Funds, shares outstanding	4,920,358	8,235,037	4,980,222	—	1,817,647	4,445,939	2,500,537	4,378,879	3,140,707	3,575,238
Investments in Funds, at cost	$36,630,576	$84,670,800	$59,973,726	$—	$24,999,808	$84,808,596	$73,358,018	$59,242,089	$32,088,692	$34,272,638
See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/MC Bond Index Fund - A	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Assets
Investments, at fair value (a)	$58,289,565	$44,586,883	$25,996,713	$82,231,066	$78,741,918	$16,273,316	$161,715,617	$395,432,968	$123,369,756	$4,477,235
Receivables:
Investments in Fund shares sold	3,660	86,731	9,396	7,181	137,409	1,228	70,972	378,849	155,136	3,868
Investment Division units sold	16,248	1,439	3,450	—	4,319	158,999	101,149	1,340,370	32,794	1,014
Total assets	58,309,473	44,675,053	26,009,559	82,238,247	78,883,646	16,433,543	161,887,738	397,152,187	123,557,686	4,482,117

Liabilities
Payables:
Investments in Fund shares purchased	16,248	1,439	3,450	—	4,319	158,999	101,149	1,340,370	32,794	1,014
Investment Division units redeemed	1,368	84,920	8,370	3,683	134,211	592	64,415	362,851	150,141	3,738
Insurance fees due to Jackson
of New York	2,292	1,811	1,026	3,498	3,198	636	6,557	15,998	4,995	130
Total liabilities	19,908	88,170	12,846	7,181	141,728	160,227	172,121	1,719,219	187,930	4,882
Net assets (Note 7)	$58,289,565	$44,586,883	$25,996,713	$82,231,066	$78,741,918	$16,273,316	$161,715,617	$395,432,968	$123,369,756	$4,477,235

(a) Investments in Funds, shares outstanding	5,012,000	5,107,318	2,308,767	6,485,100	6,142,115	1,162,380	7,966,287	21,202,840	6,704,878	360,776
Investments in Funds, at cost	$59,617,567	$48,048,514	$29,257,303	$69,715,658	$81,620,035	$16,552,899	$143,457,319	$333,518,134	$105,205,091	$4,212,917

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Assets
Investments, at fair value (a)	$18,984,660	$1,395,031	$8,039,121	$8,854,229	$37,706,137	$632,350	$93,710,337	$76,200,751	$222,921,005	$90,103,383
Receivables:
Investments in Fund shares sold	554	40,811	1,006	609	2,292	37	12,668	43,443	71,491	53,482
Investment Division units sold	52	—	—	313	17,798	—	10,695	63,254	117,531	893
Total assets	18,985,266	1,435,842	8,040,127	8,855,151	37,726,227	632,387	93,733,700	76,307,448	223,110,027	90,157,758

Liabilities
Payables:
Investments in Fund shares purchased	52	—	—	313	17,798	—	10,695	63,254	117,531	893
Investment Division units redeemed	5	40,771	774	239	716	19	8,762	40,354	62,442	50,065
Insurance fees due to Jackson
of New York	549	40	232	370	1,576	18	3,906	3,089	9,049	3,417
Total liabilities	606	40,811	1,006	922	20,090	37	23,363	106,697	189,022	54,375
Net assets (Note 7)	$18,984,660	$1,395,031	$8,039,121	$8,854,229	$37,706,137	$632,350	$93,710,337	$76,200,751	$222,921,005	$90,103,383

(a) Investments in Funds, shares outstanding	1,780,925	137,985	781,256	811,570	3,530,537	74,834	6,820,257	7,896,451	18,108,936	8,516,388
Investments in Funds, at cost	$19,172,060	$1,410,941	$8,208,569	$9,862,950	$38,135,696	$646,129	$91,764,113	$88,997,667	$230,384,714	$91,274,300

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A
Assets
Investments, at fair value (a)	$111,260,826	$34,770,195	$50,725,304	$19,419,776	$11,881,244	$24,100,254	$480,088,083	$68,525,695	$307,479,200	$1,893,476
Receivables:
Investments in Fund shares sold	51,373	7,090	23,719	38,210	3,151	31,112	617,779	7,674	95,674	54
Investment Division units sold	7,488	282,333	309,581	17,265	8,005	77	411,616	44,988	256,967	—
Total assets	111,319,687	35,059,618	51,058,604	19,475,251	11,892,400	24,131,443	481,117,478	68,578,357	307,831,841	1,893,530

Liabilities
Payables:
Investments in Fund shares purchased	7,488	282,333	309,581	17,265	8,005	77	411,616	44,988	256,967	—
Investment Division units redeemed	46,924	5,750	21,627	37,475	2,651	30,277	598,789	4,904	82,997	—
Insurance fees due to Jackson
of New York	4,449	1,340	2,092	735	500	835	18,990	2,770	12,677	54
Total liabilities	58,861	289,423	333,300	55,475	11,156	31,189	1,029,395	52,662	352,641	54
Net assets (Note 7)	$111,260,826	$34,770,195	$50,725,304	$19,419,776	$11,881,244	$24,100,254	$480,088,083	$68,525,695	$307,479,200	$1,893,476

(a) Investments in Funds, shares outstanding	8,266,035	2,376,637	3,872,161	1,656,977	564,966	2,735,557	27,138,953	4,758,729	19,697,578	198,062
Investments in Funds, at cost	$111,810,771	$32,829,668	$44,757,698	$19,742,180	$9,583,023	$28,079,386	$450,981,724	$75,381,117	$288,280,395	$1,914,019

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A
Assets
Investments, at fair value (a)	$56,749,482	$130,472,402	$135,239,549	$347,471,873	$286,629,693	$446,162,788	$18,664,128	$40,780,286	$4,547,654	$268,608,893
Receivables:
Investments in Fund shares sold	174,160	11,776	8,131	158,402	24,015	264,412	1,558	151,218	185	252,700
Investment Division units sold	3,580	2,157	6,327	139,642	6,612	211,857	16,520	—	804	11,609
Total assets	56,927,222	130,486,335	135,254,007	347,769,917	286,660,320	446,639,057	18,682,206	40,931,504	4,548,643	268,873,202

Liabilities
Payables:
Investments in Fund shares purchased	3,580	2,157	6,327	139,642	6,612	211,857	16,520	—	804	11,609
Investment Division units redeemed	171,843	6,209	2,363	143,782	12,038	245,805	837	149,558	58	241,862
Insurance fees due to Jackson
of New York	2,317	5,567	5,768	14,620	11,977	18,607	721	1,660	127	10,838
Total liabilities	177,740	13,933	14,458	298,044	30,627	476,269	18,078	151,218	989	264,309
Net assets (Note 7)	$56,749,482	$130,472,402	$135,239,549	$347,471,873	$286,629,693	$446,162,788	$18,664,128	$40,780,286	$4,547,654	$268,608,893

(a) Investments in Funds, shares outstanding	4,486,125	7,240,422	10,767,480	22,302,431	20,650,554	29,508,121	1,599,325	3,066,187	457,971	7,743,122
Investments in Funds, at cost	$64,774,261	$115,570,494	$125,542,501	$289,175,103	$253,658,812	$382,402,808	$17,248,183	$41,886,757	$4,471,093	$243,462,491

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A
Assets
Investments, at fair value (a)	$206,573,843	$62,319,655	$123,667,291	$155,497	$319,121,207	$76,888,671	$49,469,633	$13,656,108	$54,712,915	$80,811,829
Receivables:
Investments in Fund shares sold	80,466	42,072	137,258	4	57,458	15,250	37,709	3,015	79,021	146,087
Investment Division units sold	254,241	41,101	4,320	—	518,285	149,203	371	—	2,253	66,440
Total assets	206,908,550	62,402,828	123,808,869	155,501	319,696,950	77,053,124	49,507,713	13,659,123	54,794,189	81,024,356

Liabilities
Payables:
Investments in Fund shares purchased	254,241	41,101	4,320	—	518,285	149,203	371	—	2,253	66,440
Investment Division units redeemed	71,803	39,611	131,999	—	45,026	12,313	35,617	2,473	76,828	142,846
Insurance fees due to Jackson
of New York	8,663	2,461	5,259	4	12,432	2,937	2,092	542	2,193	3,241
Total liabilities	334,707	83,173	141,578	4	575,743	164,453	38,080	3,015	81,274	212,527
Net assets (Note 7)	$206,573,843	$62,319,655	$123,667,291	$155,497	$319,121,207	$76,888,671	$49,469,633	$13,656,108	$54,712,915	$80,811,829

(a) Investments in Funds, shares outstanding	5,174,695	6,339,741	7,927,390	16,031	14,413,785	76,888,671	2,158,361	901,393	2,991,411	6,602,274
Investments in Funds, at cost	$185,974,559	$63,117,264	$119,200,201	$153,415	$298,591,263	$76,888,671	$44,790,207	$12,141,275	$52,662,603	$69,537,287

See notes to financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2016

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A
Assets
Investments, at fair value (a)	$191,888,445	$231,269,233	$62,958,688	$111,069,381	$26,775,117	$39,456,741	$124,001,437
Receivables:
Investments in Fund shares sold	71,533	50,041	51,204	116,601	1,948	6,786	233,550
Investment Division units sold	75,504	4,217	47,711	28,644	6,569	144,458	18,431
Total assets	192,035,482	231,323,491	63,057,603	111,214,626	26,783,634	39,607,985	124,253,418

Liabilities
Payables:
Investments in Fund shares purchased	75,504	4,217	47,711	28,644	6,569	144,458	18,431
Investment Division units redeemed	63,805	40,077	48,664	112,051	828	5,217	228,326
Insurance fees due to Jackson
of New York	7,728	9,964	2,540	4,550	1,120	1,569	5,224
Total liabilities	147,037	54,258	98,915	145,245	8,517	151,244	251,981
Net assets (Note 7)	$191,888,445	$231,269,233	$62,958,688	$111,069,381	$26,775,117	$39,456,741	$124,001,437

(a) Investments in Funds, shares outstanding	8,524,587	16,967,662	3,565,045	4,037,418	1,760,363	4,166,499	10,754,678
Investments in Funds, at cost	$199,377,450	$190,969,040	$67,254,707	$111,546,158	$38,006,363	$38,871,372	$109,553,515

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JG - Alt 100 Fund	JG - Conservative Fund	JG - Equity 100 Fund	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Investment income
Dividends	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Expenses
Asset-based charges (Note 3)	262,325	122,710	56,419	54,283	202,089	38,093	124,671	339,147	513,940	4,436
Total expenses	262,325	122,710	56,419	54,283	202,089	38,093	124,671	339,147	513,940	4,436
Net investment income (loss)	(262,325)	(122,710)	(56,419)	(54,283)	(202,089)	(38,093)	(124,671)	(339,147)	(513,940)	(4,436)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—	—	—	—
Investments	(256,902)	(38,144)	(63,197)	(22,981)	(11,660)	(27,515)	(50,209)	(46,075)	(89,158)	(66,796)
Net change in unrealized appreciation
(depreciation) on investments	291,905	525,271	445,328	260,005	1,359,106	182,630	961,540	1,732,300	2,926,882	99,729
Net realized and unrealized gain (loss)	35,003	487,127	382,131	237,024	1,347,446	155,115	911,331	1,686,225	2,837,724	32,933

Net increase (decrease) in net assets
from operations	$(227,322)	$364,417	$325,712	$182,741	$1,145,357	$117,022	$786,660	$1,347,078	$2,323,784	$28,497

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Investment income
Dividends	$118,227	$165,041	$262,007	$—	$—	$—	$96,250	$3,834	$982,935	$96,530

Expenses
Asset-based charges (Note 3)	95,750	118,483	194,764	58,872	157,863	18,480	35,951	23,334	690,358	18,412
Total expenses	95,750	118,483	194,764	58,872	157,863	18,480	35,951	23,334	690,358	18,412
Net investment income (loss)	22,477	46,558	67,243	(58,872)	(157,863)	(18,480)	60,299	(19,500)	292,577	78,118

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	188,594	719,649	740,250	—	—	—	—	171,369	—	—
Investments	19,387	(87,624)	100,004	(15,203)	161,671	(188,999)	(72,169)	(163,875)	120,478	(9,209)
Net change in unrealized appreciation
(depreciation) on investments	159,288	212,228	262,342	75,382	1,277,415	333,782	69,353	564,030	(500,999)	31,838
Net realized and unrealized gain (loss)	367,269	844,253	1,102,596	60,179	1,439,086	144,783	(2,816)	571,524	(380,521)	22,629

Net increase (decrease) in net assets
from operations	$389,746	$890,811	$1,169,839	$1,307	$1,281,223	$126,303	$57,483	$552,024	$(87,944)	$100,747

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund (a)	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund
Investment income
Dividends	$109,019	$293,220	$42,371	$10,512	$19,068	$—	$39,595	$102,083	$76,907	$82,834

Expenses
Asset-based charges (Note 3)	31,399	111,313	34,532	2,266	9,051	4,519	89,674	98,885	6,072	286,858
Total expenses	31,399	111,313	34,532	2,266	9,051	4,519	89,674	98,885	6,072	286,858
Net investment income (loss)	77,620	181,907	7,839	8,246	10,017	(4,519)	(50,079)	3,198	70,835	(204,024)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	440,543	158,538	—	—	—	—	—	—	325,934
Investments	(24,725)	(26,783)	(48,222)	(64,638)	(385)	(50,932)	(154,122)	33,087	(12,158)	189,479
Net change in unrealized appreciation
(depreciation) on investments	94,098	92,096	(342,571)	47,344	(35,874)	87,445	399,571	101,947	1,604	1,442,541
Net realized and unrealized gain (loss)	69,373	505,856	(232,255)	(17,294)	(36,259)	36,513	245,449	135,034	(10,554)	1,957,954

Net increase (decrease) in net assets
from operations	$146,993	$687,763	$(224,416)	$(9,048)	$(26,242)	$31,994	$195,370	$138,232	$60,281	$1,753,930

(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisition can be found on page 65 of the Notes to Financial Statements.
See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A
Investment income
Dividends	$128,331	$6,732	$19,082	$832	$—	$—	$—	$—	$—	$—

Expenses
Asset-based charges (Note 3)	132,386	10,577	29,067	8,821	234,769	744,029	1,325,814	1,619,406	1,174,629	1,256,094
Total expenses	132,386	10,577	29,067	8,821	234,769	744,029	1,325,814	1,619,406	1,174,629	1,256,094
Net investment income (loss)	(4,055)	(3,845)	(9,985)	(7,989)	(234,769)	(744,029)	(1,325,814)	(1,619,406)	(1,174,629)	(1,256,094)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	559,904	—	—	1,175	—	—	—	—	—	—
Investments	84,409	5,131	90,836	3,819	(389,063)	(2,539)	510,587	524,533	(488,591)	(903,453)
Net change in unrealized appreciation
(depreciation) on investments	1,477,057	154,944	486,822	(2,031)	911,316	3,943,980	5,738,622	7,560,487	5,069,135	4,912,718
Net realized and unrealized gain (loss)	2,121,370	160,075	577,658	2,963	522,253	3,941,441	6,249,209	8,085,020	4,580,544	4,009,265

Net increase (decrease) in net assets
from operations	$2,117,315	$156,230	$567,673	$(5,026)	$287,484	$3,197,412	$4,923,395	$6,465,614	$3,405,915	$2,753,171

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A	JNL Multi-Manager Mid Cap Fund - A (a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Investment income
Dividends	$—	$2,006	$—	$—	$261,560	$—	$—	$—	$—	$—

Expenses
Asset-based charges (Note 3)	1,693,601	5,695	348	1,004,429	586,751	25,872	1,185,109	2,514,742	408,116	434,386
Total expenses	1,693,601	5,695	348	1,004,429	586,751	25,872	1,185,109	2,514,742	408,116	434,386
Net investment income (loss)	(1,693,601)	(3,689)	(348)	(1,004,429)	(325,191)	(25,872)	(1,185,109)	(2,514,742)	(408,116)	(434,386)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	3,838	—	8,806,664	3,193,858	—	—	—	—	—
Investments	(1,103,225)	(2,541)	5,499	(2,884,343)	(436,675)	(14,490)	299,953	3,685,630	(207,347)	52,047
Net change in unrealized appreciation
(depreciation) on investments	5,399,613	8,197	1,725	(2,463,396)	5,909,415	112,845	5,186,429	23,122,135	707,506	443,126
Net realized and unrealized gain (loss)	4,296,388	9,494	7,224	3,458,925	8,666,598	98,355	5,486,382	26,807,765	500,159	495,173

Net increase (decrease) in net assets
from operations	$2,602,787	$5,805	$6,876	$2,454,496	$8,341,407	$72,483	$4,301,273	$24,293,023	$92,043	$60,787

(a) Commencement of operations September 19, 2016.

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Investment income
Dividends	$—	$—	$—	$—	$610,898	$670,616	$—	$376,209	$—	$1,533,237

Expenses
Asset-based charges (Note 3)	2,782,751	795,421	842,793	626,015	157,269	2,525,342	1,413,224	720,143	17,090	834,206
Total expenses	2,782,751	795,421	842,793	626,015	157,269	2,525,342	1,413,224	720,143	17,090	834,206
Net investment income (loss)	(2,782,751)	(795,421)	(842,793)	(626,015)	453,629	(1,854,726)	(1,413,224)	(343,934)	(17,090)	699,031

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	4,689,681	2,332,815	—	60,243	—
Investments	2,906,844	196,103	(278,788)	(914,948)	(387,318)	(1,543,322)	468,399	(2,201,745)	(892)	(2,087,762)
Net change in unrealized appreciation
(depreciation) on investments	18,482,229	3,888,279	2,000,153	2,793,534	(1,549,634)	3,089,941	(401,671)	13,293,017	(30,738)	7,118,674
Net realized and unrealized gain (loss)	21,389,073	4,084,382	1,721,365	1,878,586	(1,936,952)	6,236,300	2,399,543	11,091,272	28,613	5,030,912

Net increase (decrease) in net assets
from operations	$18,606,322	$3,288,961	$878,572	$1,252,571	$(1,483,323)	$4,381,574	$986,319	$10,747,338	$11,523	$5,729,943

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A (b)	JNL/Causeway International Value Select Fund - A	JNL/Crescent High Income Fund - A (a)	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A (a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A (b)	JNL/FPA + DoubleLine Flexible Allocation Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A
Investment income
Dividends	$1,196	$127,783	$384,282	$—	$450,604	$—	$20,830	$163,182	$939,895	$—

Expenses
Asset-based charges (Note 3)	327,723	74,171	490,539	13,490	637,904	946	15,526	47,283	1,339,341	1,259,131
Total expenses	327,723	74,171	490,539	13,490	637,904	946	15,526	47,283	1,339,341	1,259,131
Net investment income (loss)	(326,527)	53,612	(106,257)	(13,490)	(187,300)	(946)	5,304	115,899	(399,446)	(1,259,131)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,371,722	2,306,831	—	—	1,154,437	—	20,854	—	1,561,501	—
Investments	159,475	1,109,770	(1,176,747)	5,875	443,426	184	(3,303)	(2,212,737)	(4,435,742)	1,504,523
Net change in unrealized appreciation
(depreciation) on investments	(376,796)	(2,781,524)	741,752	82,106	4,119,246	(619)	217,194	2,400,185	4,758,025	8,658,954
Net realized and unrealized gain (loss)	1,154,401	635,077	(434,995)	87,981	5,717,109	(435)	234,745	187,448	1,883,784	10,163,477

Net increase (decrease) in net assets
from operations	$827,874	$688,689	$(541,252)	$74,491	$5,529,809	$(1,381)	$240,049	$303,347	$1,484,338	$8,904,346

(a) Commencement of operations April 25, 2016.
(b) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisitions can be found on page 65 of the Notes to Financial Statements.

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A
Investment income
Dividends	$579,642	$10,067	$6,849,984	$484,249	$1,080,381	$1,591,988	$—	$—	$108,347	$8,540

Expenses
Asset-based charges (Note 3)	427,908	569,814	2,157,834	479,526	666,949	986,871	140,145	1,013,580	549,868	8,371
Total expenses	427,908	569,814	2,157,834	479,526	666,949	986,871	140,145	1,013,580	549,868	8,371
Net investment income (loss)	151,734	(559,747)	4,692,150	4,723	413,432	605,117	(140,145)	(1,013,580)	(441,521)	169

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,713,378	233,166	—	677,221	2,854,640	—	—	—	3,715,684	—
Investments	(237,048)	(1,883,233)	(1,096,232)	(587,318)	510,846	(287,497)	(501,796)	(3,397,162)	(1,162,574)	(13,818)
Net change in unrealized appreciation
(depreciation) on investments	821,755	3,052,958	13,606,477	(1,001,831)	2,028,475	(95,066)	1,372,515	11,558,358	26,287	107,600
Net realized and unrealized gain (loss)	2,298,085	1,402,891	12,510,245	(911,928)	5,393,961	(382,563)	870,719	8,161,196	2,579,397	93,782

Net increase (decrease) in net assets
from operations	$2,449,819	$843,144	$17,202,395	$(907,205)	$5,807,393	$222,554	$730,574	$7,147,616	$2,137,876	$93,951

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A (a)	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A
Investment income
Dividends	$338,097	$1,556,691	$990,250	$—	$113,625	$—	$—	$1,128,587	$606,869	$—

Expenses
Asset-based charges (Note 3)	508,868	1,130,624	797,140	221,173	406,462	1,170,496	981,590	972,140	392,013	609,144
Total expenses	508,868	1,130,624	797,140	221,173	406,462	1,170,496	981,590	972,140	392,013	609,144
Net investment income (loss)	(170,771)	426,067	193,110	(221,173)	(292,837)	(1,170,496)	(981,590)	156,447	214,856	(609,144)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,014,193	2,284,581	1,216,181	5,512,113	753,536	2,166,035	5,708,547	—	—	—
Investments	(430,804)	(816,576)	(4,609)	(9,960,687)	369,611	(61,021)	(1,683,114)	(52,273)	(1,257,389)	1,463,639
Net change in unrealized appreciation
(depreciation) on investments	(1,886,686)	(1,624,106)	(2,934,087)	2,123,023	2,668,379	7,123,225	(3,763,701)	(353,643)	5,458,851	3,202,511
Net realized and unrealized gain (loss)	(1,303,297)	(156,101)	(1,722,515)	(2,325,551)	3,791,526	9,228,239	261,732	(405,916)	4,201,462	4,666,150

Net increase (decrease) in net assets
from operations	$(1,474,068)	$269,966	$(1,529,405)	$(2,546,724)	$3,498,689	$8,057,743	$(719,858)	$(249,469)	$4,416,318	$4,057,006

(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisition can be found on page 65 of the Notes to Financial Statements.

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/MC Bond Index Fund - A	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Investment income
Dividends	$458,124	$696,838	$890,208	$—	$186,274	$321,872	$220,290	$424,087	$485,276	$82,031

Expenses
Asset-based charges (Note 3)	812,823	538,147	409,145	1,146,777	1,094,249	233,498	1,880,608	4,971,598	1,454,844	44,564
Total expenses	812,823	538,147	409,145	1,146,777	1,094,249	233,498	1,880,608	4,971,598	1,454,844	44,564
Net investment income (loss)	(354,699)	158,691	481,063	(1,146,777)	(907,975)	88,374	(1,660,318)	(4,547,511)	(969,568)	37,467

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	657,767	656,564	501,426	93,413	69,612
Investments	(57,290)	(1,246,929)	(1,981,120)	1,152,606	(1,162,443)	(403,227)	469,106	7,963,508	184,121	149,954
Net change in unrealized appreciation
(depreciation) on investments	366,681	3,466,445	302,206	7,270,613	1,743,037	860,559	22,498,087	28,018,264	23,136,678	262,042
Net realized and unrealized gain (loss)	309,391	2,219,516	(1,678,914)	8,423,219	580,594	1,115,099	23,623,757	36,483,198	23,414,212	481,608

Net increase (decrease) in net assets
from operations	$(45,308)	$2,378,207	$(1,197,851)	$7,276,442	$(327,381)	$1,203,473	$21,963,439	$31,935,687	$22,444,644	$519,075

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Investment income
Dividends	$—	$—	$—	$—	$1,037,498	$—	$546,542	$4,478,296	$882,330	$3,461,595

Expenses
Asset-based charges (Note 3)	202,018	13,940	86,767	155,916	487,520	5,452	1,349,693	1,142,675	3,403,000	1,067,013
Total expenses	202,018	13,940	86,767	155,916	487,520	5,452	1,349,693	1,142,675	3,403,000	1,067,013
Net investment income (loss)	(202,018)	(13,940)	(86,767)	(155,916)	549,978	(5,452)	(803,151)	3,335,621	(2,520,670)	2,394,582

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	130,320	—	2,764,335	—	199,763	—
Investments	(96,565)	(7,352)	(54,875)	(460,032)	(177,272)	445	44,840	(2,599,504)	(1,696,006)	(693,454)
Net change in unrealized appreciation
(depreciation) on investments	818,964	46,117	314,795	(335,624)	730,963	(4,525)	(3,129,779)	1,983,990	6,636,328	4,140,679
Net realized and unrealized gain (loss)	722,399	38,765	259,920	(795,656)	684,011	(4,080)	(320,604)	(615,514)	5,140,085	3,447,225

Net increase (decrease) in net assets
from operations	$520,381	$24,825	$173,153	$(951,572)	$1,233,989	$(9,532)	$(1,123,755)	$2,720,107	$2,619,415	$5,841,807

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A (a)	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A
Investment income
Dividends	$174,253	$149,757	$18,735	$471,411	$191,263	$1,036,235	$—	$642,939	$6,350,385	$67,511

Expenses
Asset-based charges (Note 3)	1,451,728	346,008	538,914	155,914	142,720	304,571	6,430,175	949,833	3,798,740	18,704
Total expenses	1,451,728	346,008	538,914	155,914	142,720	304,571	6,430,175	949,833	3,798,740	18,704
Net investment income (loss)	(1,277,475)	(196,251)	(520,179)	315,497	48,543	731,664	(6,430,175)	(306,894)	2,551,645	48,807

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	1,870,991	321,587	—	—	2,690,817	—	6,494,405	10,397,856	—
Investments	(2,550,429)	(228,009)	44,674	76,784	238,013	(935,316)	285,783	(1,913,031)	3,468,924	(36,170)
Net change in unrealized appreciation
(depreciation) on investments	17,947,603	4,465,942	9,677,661	(226,778)	1,480,669	(952,761)	42,181,635	(1,791,853)	17,923,759	104,751
Net realized and unrealized gain (loss)	15,397,174	6,108,924	10,043,922	(149,994)	1,718,682	802,740	42,467,418	2,789,521	31,790,539	68,581

Net increase (decrease) in net assets
from operations	$14,119,699	$5,912,673	$9,523,743	$165,503	$1,767,225	$1,534,404	$36,037,243	$2,482,627	$34,342,184	$117,388

(a) On April 25, 2016, JNL/PPM America Total Return Fund was created in the JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Operations includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period January 1, 2016 through April 24, 2016 and the acquired fund in JNL Series Trust for the period after April 24, 2016.

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A
Investment income
Dividends	$1,541,069	$—	$—	$—	$—	$—	$214,052	$677,618	$32,274	$—

Expenses
Asset-based charges (Note 3)	882,492	2,038,063	2,190,612	5,210,711	4,335,414	6,691,313	192,016	526,306	43,305	3,892,280
Total expenses	882,492	2,038,063	2,190,612	5,210,711	4,335,414	6,691,313	192,016	526,306	43,305	3,892,280
Net investment income (loss)	658,577	(2,038,063)	(2,190,612)	(5,210,711)	(4,335,414)	(6,691,313)	22,036	151,312	(11,031)	(3,892,280)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—	—	—	1,401,599
Investments	(4,235,577)	3,058,241	1,714,360	8,484,786	4,134,475	8,601,816	(134,767)	(965,689)	17,292	5,077,407
Net change in unrealized appreciation
(depreciation) on investments	5,584,939	4,396,072	5,162,401	11,192,436	11,277,694	15,276,844	2,510,883	4,257,175	124,558	(1,413,502)
Net realized and unrealized gain (loss)	1,349,362	7,454,313	6,876,761	19,677,222	15,412,169	23,878,660	2,376,116	3,291,486	141,850	5,065,504

Net increase (decrease) in net assets
from operations	$2,007,939	$5,416,250	$4,686,149	$14,466,511	$11,076,755	$17,187,347	$2,398,152	$3,442,798	$130,819	$1,173,224

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A
Investment income
Dividends	$—	$795,569	$2,119,529	$184	$3,662,565	$—	$493,370	$342,762	$387,742	$861,601

Expenses
Asset-based charges (Note 3)	3,077,944	901,097	1,743,549	1,229	3,795,494	1,171,148	708,260	187,254	845,728	804,601
Total expenses	3,077,944	901,097	1,743,549	1,229	3,795,494	1,171,148	708,260	187,254	845,728	804,601
Net investment income (loss)	(3,077,944)	(105,528)	375,980	(1,045)	(132,929)	(1,171,148)	(214,890)	155,508	(457,986)	57,000

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,256,667	—	8,238,617	565	8,061,523	1,462	303,462	744,441	1,623,925	2,103,608
Investments	3,848,292	(159,214)	863,197	(213)	1,810,972	—	245,248	339,593	17,177	482,995
Net change in unrealized appreciation
(depreciation) on investments	6,832,032	206,254	807,423	3,183	14,356,814	—	4,901,830	1,189,265	787,015	9,647,104
Net realized and unrealized gain (loss)	11,936,991	47,040	9,909,237	3,535	24,229,309	1,462	5,450,540	2,273,299	2,428,117	12,233,707

Net increase (decrease) in net assets
from operations	$8,859,047	$(58,488)	$10,285,217	$2,490	$24,096,380	$(1,169,686)	$5,235,650	$2,428,807	$1,970,131	$12,290,707

See notes to financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2016

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A
Investment income
Dividends	$3,561,979	$5,654,920	$532,590	$1,798,825	$284,813	$214,630	$772,539

Expenses
Asset-based charges (Note 3)	2,930,366	3,631,762	792,780	1,352,737	415,079	326,253	1,694,001
Total expenses	2,930,366	3,631,762	792,780	1,352,737	415,079	326,253	1,694,001
Net investment income (loss)	631,613	2,023,158	(260,190)	446,088	(130,266)	(111,623)	(921,462)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	13,299,576	—	7,098,980	—	1,975,421	562,411	2,104,576
Investments	1,691,566	6,542,540	(791,652)	(3,483,250)	(3,676,757)	(1,001,753)	1,673,411
Net change in unrealized appreciation
(depreciation) on investments	(27,038,486)	14,024,259	(2,298,955)	23,970,340	2,023,338	7,383,021	8,911,616
Net realized and unrealized gain (loss)	(12,047,344)	20,566,799	4,008,373	20,487,090	322,002	6,943,679	12,689,603

Net increase (decrease) in net assets
from operations	$(11,415,731)	$22,589,957	$3,748,183	$20,933,178	$191,736	$6,832,056	$11,768,141

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JG - Alt 100 Fund	JG - Conservative Fund	JG - Equity 100 Fund	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Operations
Net investment income (loss)	$(262,325)	$(122,710)	$(56,419)	$(54,283)	$(202,089)	$(38,093)	$(124,671)	$(339,147)	$(513,940)	$(4,436)
Net realized gain (loss) on investments	(256,902)	(38,144)	(63,197)	(22,981)	(11,660)	(27,515)	(50,209)	(46,075)	(89,158)	(66,796)
Net change in unrealized appreciation
(depreciation) on investments	291,905	525,271	445,328	260,005	1,359,106	182,630	961,540	1,732,300	2,926,882	99,729
Net increase (decrease) in net assets
from operations	(227,322)	364,417	325,712	182,741	1,145,357	117,022	786,660	1,347,078	2,323,784	28,497

Contract transactions [1]
Purchase payments (Note 4)	1,380,702	2,850,315	617,620	328,421	1,502,215	354,111	1,152,034	4,785,470	4,972,245	41,896
Surrenders and terminations	(1,087,304)	(1,154,102)	(139,589)	(558,151)	(369,402)	(111,651)	(192,026)	(1,345,247)	(2,598,269)	(14,805)
Transfers between Investment Divisions	(1,699,717)	(453,890)	(62,239)	(742,304)	3,726,891	(358,518)	(662,033)	(1,639,199)	(3,842,928)	(237,106)
Contract owner charges (Note 3)	(6,360)	(5,241)	(1,109)	(1,303)	(11,574)	(492)	(4,178)	(14,653)	(37,723)	(54)
Net increase (decrease) in net assets from
contract transactions	(1,412,679)	1,237,082	414,683	(973,337)	4,848,130	(116,550)	293,797	1,786,371	(1,506,675)	(210,069)

Net increase (decrease) in net assets	(1,640,001)	1,601,499	740,395	(790,596)	5,993,487	472	1,080,457	3,133,449	817,109	(181,572)

Net assets beginning of period	25,072,467	10,739,462	5,301,233	5,593,817	17,411,809	3,609,428	11,982,384	30,299,882	47,720,471	622,026

Net assets end of period	$23,432,466	$12,340,961	$6,041,628	$4,803,221	$23,405,296	$3,609,900	$13,062,841	$33,433,331	$48,537,580	$440,454

[1] Contract unit transactions
Units Outstanding at December 31, 2015	2,446,008	1,026,052	403,542	588,732	1,581,862	388,972	981,951	2,611,860	4,112,335	74,231

Units Issued	369,906	357,844	97,280	52,862	554,015	51,496	181,644	477,872	542,368	15,555
Units Redeemed	(507,728)	(243,223)	(65,033)	(153,220)	(111,808)	(64,456)	(153,888)	(322,202)	(658,550)	(42,591)

Units Outstanding at December 31, 2016	2,308,186	1,140,673	435,789	488,374	2,024,069	376,012	1,009,707	2,767,530	3,996,153	47,195

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Operations
Net investment income (loss)	$22,477	$46,558	$67,243	$(58,872)	$(157,863)	$(18,480)	$60,299	$(19,500)	$292,577	$78,118
Net realized gain (loss) on investments	207,981	632,025	840,254	(15,203)	161,671	(188,999)	(72,169)	7,494	120,478	(9,209)
Net change in unrealized appreciation
(depreciation) on investments	159,288	212,228	262,342	75,382	1,277,415	333,782	69,353	564,030	(500,999)	31,838
Net increase (decrease) in net assets
from operations	389,746	890,811	1,169,839	1,307	1,281,223	126,303	57,483	552,024	(87,944)	100,747

Contract transactions [1]
Purchase payments (Note 4)	3,207,080	3,876,363	5,809,929	1,914,598	2,691,738	175,724	230,726	253,226	19,781,754	769,194
Surrenders and terminations	(465,732)	(378,610)	(509,141)	(212,157)	(392,610)	(56,757)	(141,443)	(126,524)	(2,049,408)	(49,903)
Transfers between Investment Divisions	2,399,197	601,264	(146,654)	(424,780)	32,578	310,835	(272,866)	97,849	15,668,258	55,708
Contract owner charges (Note 3)	(3,034)	(2,593)	(7,406)	(2,931)	(2,807)	(180)	(330)	(2,525)	(391,574)	(203)
Net increase (decrease) in net assets from
contract transactions	5,137,511	4,096,424	5,146,728	1,274,730	2,328,899	429,622	(183,913)	222,026	33,009,030	774,796

Net increase (decrease) in net assets	5,527,257	4,987,235	6,316,567	1,276,037	3,610,122	555,925	(126,430)	774,050	32,921,086	875,543

Net assets beginning of period	6,361,678	9,705,437	15,584,892	5,205,752	14,176,311	1,416,691	3,620,314	2,123,884	28,617,910	1,374,225

Net assets end of period	$11,888,935	$14,692,672	$21,901,459	$6,481,789	$17,786,433	$1,972,616	$3,493,884	$2,897,934	$61,538,996	$2,249,768

[1] Contract unit transactions
Units Outstanding at December 31, 2015	571,666	767,246	1,293,448	445,359	928,842	149,030	369,214	155,964	2,721,118	138,954

Units Issued	543,546	520,567	725,045	238,898	290,601	67,094	84,304	48,137	4,892,157	115,443
Units Redeemed	(91,307)	(207,685)	(302,458)	(126,619)	(139,774)	(24,841)	(103,133)	(34,554)	(1,798,375)	(38,841)

Units Outstanding at December 31, 2016	1,023,905	1,080,128	1,716,035	557,638	1,079,669	191,283	350,385	169,547	5,814,900	215,556

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund (a)	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund
Operations
Net investment income (loss)	$77,620	$181,907	$7,839	$8,246	$10,017	$(4,519)	$(50,079)	$3,198	$70,835	$(204,024)
Net realized gain (loss) on investments	(24,725)	413,760	110,316	(64,638)	(385)	(50,932)	(154,122)	33,087	(12,158)	515,413
Net change in unrealized appreciation
(depreciation) on investments	94,098	92,096	(342,571)	47,344	(35,874)	87,445	399,571	101,947	1,604	1,442,541
Net increase (decrease) in net assets
from operations	146,993	687,763	(224,416)	(9,048)	(26,242)	31,994	195,370	138,232	60,281	1,753,930

Contract transactions [1]
Purchase payments (Note 4)	554,027	774,995	608,356	41,915	69,258	59,744	231,450	1,590,517	60,811	15,737,301
Surrenders and terminations	(116,432)	(917,130)	(46,182)	(5,178)	(42,146)	(18,532)	(682,029)	(610,962)	(28,440)	(1,224,347)
Transfers between Investment Divisions	76,004	(1,633,610)	247,129	(796,181)	120,252	(16,318)	(815,821)	5,848,076	254,454	7,258,599
Contract owner charges (Note 3)	(233)	(3,163)	(583)	(239)	(533)	(692)	(3,146)	(35,262)	(222)	(12,666)
Net increase (decrease) in net assets from
contract transactions	513,366	(1,778,908)	808,720	(759,683)	146,831	24,202	(1,269,546)	6,792,369	286,603	21,758,887

Net increase (decrease) in net assets	660,359	(1,091,145)	584,304	(768,731)	120,589	56,196	(1,074,176)	6,930,601	346,884	23,512,817

Net assets beginning of period	2,756,329	11,650,678	3,035,813	768,731	736,098	434,460	9,103,915	4,736,600	514,221	15,980,153

Net assets end of period	$3,416,688	$10,559,533	$3,620,117	$—	$856,687	$490,656	$8,029,739	$11,667,201	$861,105	$39,492,970

[1] Contract unit transactions
Units Outstanding at December 31, 2015	215,653	993,959	261,624	88,959	73,103	76,245	931,825	441,420	54,762	1,329,919

Units Issued	88,021	108,609	136,915	7,266	44,773	47,640	129,810	816,333	43,931	2,179,446
Units Redeemed	(51,676)	(260,946)	(66,431)	(96,225)	(30,576)	(46,211)	(258,960)	(207,172)	(15,367)	(430,610)

Units Outstanding at December 31, 2016	251,998	841,622	332,108	—	87,300	77,674	802,675	1,050,581	83,326	3,078,755

(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisition can be found on page 65 of the Notes to Financial Statements.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A
Operations
Net investment income (loss)	$(4,055)	$(3,845)	$(9,985)	$(7,989)	$(234,769)	$(744,029)	$(1,325,814)	$(1,619,406)	$(1,174,629)	$(1,256,094)
Net realized gain (loss) on investments	644,313	5,131	90,836	4,994	(389,063)	(2,539)	510,587	524,533	(488,591)	(903,453)
Net change in unrealized appreciation
(depreciation) on investments	1,477,057	154,944	486,822	(2,031)	911,316	3,943,980	5,738,622	7,560,487	5,069,135	4,912,718
Net increase (decrease) in net assets
from operations	2,117,315	156,230	567,673	(5,026)	287,484	3,197,412	4,923,395	6,465,614	3,405,915	2,753,171

Contract transactions [1]
Purchase payments (Note 4)	838,427	389,320	567,133	345,309	341,680	4,509,780	7,750,728	12,351,259	4,894,963	1,893,460
Surrenders and terminations	(824,501)	(13,219)	(107,636)	(75,219)	(906,500)	(2,059,175)	(3,920,531)	(5,854,041)	(3,377,637)	(3,333,308)
Transfers between Investment Divisions	(253,151)	10,375	629,538	116,474	(1,504,537)	(2,666,910)	(315,574)	2,804,895	(3,114,024)	(9,482,701)
Contract owner charges (Note 3)	(7,717)	(173)	(3,624)	(387)	(179,457)	(659,512)	(1,129,316)	(1,385,661)	(968,888)	(1,035,103)
Net increase (decrease) in net assets from
contract transactions	(246,942)	386,303	1,085,411	386,177	(2,248,814)	(875,817)	2,385,307	7,916,452	(2,565,586)	(11,957,652)

Net increase (decrease) in net assets	1,870,373	542,533	1,653,084	381,151	(1,961,330)	2,321,595	7,308,702	14,382,066	840,329	(9,204,481)

Net assets beginning of period	12,552,153	861,264	1,398,394	779,268	17,691,195	48,060,489	84,073,110	99,288,919	76,881,590	84,507,579

Net assets end of period	$14,422,526	$1,403,797	$3,051,478	$1,160,419	$15,729,865	$50,382,084	$91,381,812	$113,670,985	$77,721,919	$75,303,098

[1] Contract unit transactions
Units Outstanding at December 31, 2015	806,880	78,828	446,993	72,269	1,049,427	4,280,844	6,739,814	8,227,761	4,804,026	5,175,158

Units Issued	104,540	52,903	593,487	86,770	117,515	612,811	1,107,206	1,998,542	502,225	196,992
Units Redeemed	(121,350)	(20,668)	(396,736)	(50,506)	(251,953)	(684,048)	(925,729)	(1,346,899)	(660,504)	(922,944)

Units Outstanding at December 31, 2016	790,070	111,063	643,744	108,533	914,989	4,209,607	6,921,291	8,879,404	4,645,747	4,449,206

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A	JNL Multi-Manager Mid Cap Fund - A (a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Operations
Net investment income (loss)	$(1,693,601)	$(3,689)	$(348)	$(1,004,429)	$(325,191)	$(25,872)	$(1,185,109)	$(2,514,742)	$(408,116)	$(434,386)
Net realized gain (loss) on investments	(1,103,225)	1,297	5,499	5,922,321	2,757,183	(14,490)	299,953	3,685,630	(207,347)	52,047
Net change in unrealized appreciation
(depreciation) on investments	5,399,613	8,197	1,725	(2,463,396)	5,909,415	112,845	5,186,429	23,122,135	707,506	443,126
Net increase (decrease) in net assets
from operations	2,602,787	5,805	6,876	2,454,496	8,341,407	72,483	4,301,273	24,293,023	92,043	60,787

Contract transactions [1]
Purchase payments (Note 4)	4,822,528	140,021	227,603	2,928,571	2,781,481	565,216	16,543,300	26,675,366	2,701,829	2,877,612
Surrenders and terminations	(5,073,271)	(10,209)	15	(2,879,610)	(1,898,941)	(53,328)	(2,745,189)	(5,321,715)	(1,365,163)	(1,061,048)
Transfers between Investment Divisions	(6,404,053)	42,403	130,802	(5,513,891)	(970,111)	(147,752)	8,243,131	21,619,041	368,975	(1,145,442)
Contract owner charges (Note 3)	(1,484,902)	(201)	(94)	(830,647)	(466,669)	(317)	(920,384)	(2,061,476)	(339,595)	(376,941)
Net increase (decrease) in net assets from
contract transactions	(8,139,698)	172,014	358,326	(6,295,577)	(554,240)	363,819	21,120,858	40,911,216	1,366,046	294,181

Net increase (decrease) in net assets	(5,536,911)	177,819	365,202	(3,841,081)	7,787,167	436,302	25,422,131	65,204,239	1,458,089	354,968

Net assets beginning of period	111,008,977	469,267	—	70,079,382	38,892,744	2,234,158	64,398,326	132,010,723	24,591,815	28,735,416

Net assets end of period	$105,472,066	$647,086	$365,202	$66,238,301	$46,679,911	$2,670,460	$89,820,457	$197,214,962	$26,049,904	$29,090,384

[1] Contract unit transactions
Units Outstanding at December 31, 2015	6,794,394	49,365	—	1,948,088	2,368,921	225,161	5,453,918	8,426,541	2,479,193	2,277,120

Units Issued	870,803	29,401	46,678	270,208	444,478	78,420	2,736,759	4,005,948	617,931	489,901
Units Redeemed	(1,366,864)	(11,087)	(12,326)	(456,416)	(486,098)	(41,891)	(999,477)	(1,631,985)	(493,188)	(468,094)

Units Outstanding at December 31, 2016	6,298,333	67,679	34,352	1,761,880	2,327,301	261,690	7,191,200	10,800,504	2,603,936	2,298,927

(a) Commencement of operations September 19, 2016.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Operations
Net investment income (loss)	$(2,782,751)	$(795,421)	$(842,793)	$(626,015)	$453,629	$(1,854,726)	$(1,413,224)	$(343,934)	$(17,090)	$699,031
Net realized gain (loss) on investments	2,906,844	196,103	(278,788)	(914,948)	(387,318)	3,146,359	2,801,214	(2,201,745)	59,351	(2,087,762)
Net change in unrealized appreciation
(depreciation) on investments	18,482,229	3,888,279	2,000,153	2,793,534	(1,549,634)	3,089,941	(401,671)	13,293,017	(30,738)	7,118,674
Net increase (decrease) in net assets
from operations	18,606,322	3,288,961	878,572	1,252,571	(1,483,323)	4,381,574	986,319	10,747,338	11,523	5,729,943

Contract transactions [1]
Purchase payments (Note 4)	37,752,666	11,780,063	8,010,327	4,308,935	2,079,272	19,822,764	9,578,048	3,522,233	180,969	5,764,844
Surrenders and terminations	(6,203,474)	(1,203,960)	(2,039,687)	(1,376,138)	(757,273)	(5,736,008)	(4,227,119)	(2,481,005)	(31,039)	(1,698,754)
Transfers between Investment Divisions	4,443,528	3,807,970	1,983,790	1,455,156	(127,673)	(11,371,652)	39,228,510	3,728,808	(315,834)	4,453,889
Contract owner charges (Note 3)	(2,237,485)	(650,928)	(665,996)	(522,403)	(18,483)	(1,956,630)	(1,145,509)	(591,470)	(201)	(660,208)
Net increase (decrease) in net assets from
contract transactions	33,755,235	13,733,145	7,288,434	3,865,550	1,175,843	758,474	43,433,930	4,178,566	(166,105)	7,859,771

Net increase (decrease) in net assets	52,361,557	17,022,106	8,167,006	5,118,121	(307,480)	5,140,048	44,420,249	14,925,904	(154,582)	13,589,714

Net assets beginning of period	169,248,318	43,553,425	53,202,035	37,689,730	13,833,058	170,802,051	63,322,988	42,216,454	1,854,697	52,588,939

Net assets end of period	$221,609,875	$60,575,531	$61,369,041	$42,807,851	$13,525,578	$175,942,099	$107,743,237	$57,142,358	$1,700,115	$66,178,653

[1] Contract unit transactions
Units Outstanding at December 31, 2015	10,413,407	3,497,030	4,759,785	3,676,911	1,215,466	14,720,866	1,571,657	6,049,919	179,864	4,197,358

Units Issued	3,591,492	1,842,188	1,629,029	1,130,445	477,086	2,702,120	1,720,557	1,905,035	125,752	1,447,574
Units Redeemed	(1,559,816)	(747,458)	(989,870)	(768,814)	(379,976)	(2,639,450)	(637,134)	(1,390,270)	(142,299)	(883,915)

Units Outstanding at December 31, 2016	12,445,083	4,591,760	5,398,944	4,038,542	1,312,576	14,783,536	2,655,080	6,564,684	163,317	4,761,017

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A (b)	JNL/Causeway International Value Select Fund - A	JNL/Crescent High Income Fund - A (a)	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A (a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A (b)	JNL/FPA + DoubleLine Flexible Allocation Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A
Operations
Net investment income (loss)	$(326,527)	$53,612	$(106,257)	$(13,490)	$(187,300)	$(946)	$5,304	$115,899	$(399,446)	$(1,259,131)
Net realized gain (loss) on investments	1,531,197	3,416,601	(1,176,747)	5,875	1,597,863	184	17,551	(2,212,737)	(2,874,241)	1,504,523
Net change in unrealized appreciation
(depreciation) on investments	(376,796)	(2,781,524)	741,752	82,106	4,119,246	(619)	217,194	2,400,185	4,758,025	8,658,954
Net increase (decrease) in net assets
from operations	827,874	688,689	(541,252)	74,491	5,529,809	(1,381)	240,049	303,347	1,484,338	8,904,346

Contract transactions [1]
Purchase payments (Note 4)	1,470,906	376,871	2,627,526	628,769	5,707,778	172,325	1,377,496	224,071	2,881,224	2,734,031
Surrenders and terminations	(1,379,807)	(242,058)	(1,496,470)	(22,602)	(2,030,802)	(422)	(7,043)	(245,401)	(4,093,835)	(5,471,616)
Transfers between Investment Divisions	(874,582)	(16,705,826)	(922,366)	2,372,457	3,568,678	135,031	1,406,803	(11,004,096)	(12,282,666)	(5,223,869)
Contract owner charges (Note 3)	(232,531)	(58,135)	(396,427)	(8,321)	(453,913)	—	(82)	(42,374)	(1,121,241)	(1,006,078)
Net increase (decrease) in net assets from
contract transactions	(1,016,014)	(16,629,148)	(187,737)	2,970,303	6,791,741	306,934	2,777,174	(11,067,800)	(14,616,518)	(8,967,532)

Net increase (decrease) in net assets	(188,140)	(15,940,459)	(728,989)	3,044,794	12,321,550	305,553	3,017,223	(10,764,453)	(13,132,180)	(63,186)

Net assets beginning of period	21,514,549	15,940,459	34,217,641	—	38,575,740	—	590,287	10,764,453	98,689,540	85,001,487

Net assets end of period	$21,326,409	$—	$33,488,652	$3,044,794	$50,897,290	$305,553	$3,607,510	$—	$85,557,360	$84,938,301

[1] Contract unit transactions
Units Outstanding at December 31, 2015	1,623,562	484,927	2,679,218	—	1,522,576	—	53,853	1,538,620	8,127,866	7,726,173

Units Issued	261,887	52,826	535,316	322,365	653,766	38,432	296,811	66,840	1,086,289	520,762
Units Redeemed	(342,754)	(537,753)	(560,078)	(30,900)	(393,892)	(9,104)	(71,039)	(1,605,460)	(2,314,710)	(1,339,544)

Units Outstanding at December 31, 2016	1,542,695	—	2,654,456	291,465	1,782,450	29,328	279,625	—	6,899,445	6,907,391

(a) Commencement of operations April 25, 2016.
(b) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisitions can be found on page 65 of the Notes to Financial Statements.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A
Operations
Net investment income (loss)	$151,734	$(559,747)	$4,692,150	$4,723	$413,432	$605,117	$(140,145)	$(1,013,580)	$(441,521)	$169
Net realized gain (loss) on investments	1,476,330	(1,650,067)	(1,096,232)	89,903	3,365,486	(287,497)	(501,796)	(3,397,162)	2,553,110	(13,818)
Net change in unrealized appreciation
(depreciation) on investments	821,755	3,052,958	13,606,477	(1,001,831)	2,028,475	(95,066)	1,372,515	11,558,358	26,287	107,600
Net increase (decrease) in net assets
from operations	2,449,819	843,144	17,202,395	(907,205)	5,807,393	222,554	730,574	7,147,616	2,137,876	93,951

Contract transactions [1]
Purchase payments (Note 4)	2,050,350	3,466,707	11,125,051	3,530,848	2,314,884	5,537,177	188,565	5,086,241	2,154,683	88,902
Surrenders and terminations	(1,751,280)	(2,047,855)	(8,336,674)	(1,210,612)	(2,451,141)	(3,635,603)	(518,834)	(3,034,915)	(1,500,361)	(3,821)
Transfers between Investment Divisions	(1,104,045)	(3,352,881)	(3,704,784)	(1,245,136)	(696,444)	618,651	(563,599)	(332,986)	(7,189,489)	106,929
Contract owner charges (Note 3)	(365,872)	(356,838)	(1,617,210)	(363,004)	(566,505)	(722,693)	(107,274)	(839,723)	(451,495)	(47)
Net increase (decrease) in net assets from
contract transactions	(1,170,847)	(2,290,867)	(2,533,617)	712,096	(1,399,206)	1,797,532	(1,001,142)	878,617	(6,986,662)	191,963

Net increase (decrease) in net assets	1,278,972	(1,447,723)	14,668,778	(195,109)	4,408,187	2,020,086	(270,568)	8,026,233	(4,848,786)	285,914

Net assets beginning of period	28,794,910	42,800,015	141,626,365	31,890,312	43,429,825	60,731,682	9,817,111	65,900,270	37,637,011	883,304

Net assets end of period	$30,073,882	$41,352,292	$156,295,143	$31,695,203	$47,838,012	$62,751,768	$9,546,543	$73,926,503	$32,788,225	$1,169,218

[1] Contract unit transactions
Units Outstanding at December 31, 2015	2,893,589	3,870,743	11,092,515	3,175,754	3,826,464	2,456,243	896,423	3,607,706	2,936,259	100,360

Units Issued	566,501	798,981	1,796,934	974,305	548,715	703,386	94,904	965,175	646,847	39,011
Units Redeemed	(691,520)	(1,018,038)	(2,011,875)	(914,844)	(679,086)	(647,758)	(182,833)	(960,355)	(1,180,868)	(19,990)

Units Outstanding at December 31, 2016	2,768,570	3,651,686	10,877,574	3,235,215	3,696,093	2,511,871	808,494	3,612,526	2,402,238	119,381

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A (a)	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A
Operations
Net investment income (loss)	$(170,771)	$426,067	$193,110	$(221,173)	$(292,837)	$(1,170,496)	$(981,590)	$156,447	$214,856	$(609,144)
Net realized gain (loss) on investments	583,389	1,468,005	1,211,572	(4,448,574)	1,123,147	2,105,014	4,025,433	(52,273)	(1,257,389)	1,463,639
Net change in unrealized appreciation
(depreciation) on investments	(1,886,686)	(1,624,106)	(2,934,087)	2,123,023	2,668,379	7,123,225	(3,763,701)	(353,643)	5,458,851	3,202,511
Net increase (decrease) in net assets
from operations	(1,474,068)	269,966	(1,529,405)	(2,546,724)	3,498,689	8,057,743	(719,858)	(249,469)	4,416,318	4,057,006

Contract transactions [1]
Purchase payments (Note 4)	1,713,669	7,970,333	7,903,646	1,454,292	2,334,459	9,396,142	7,111,972	14,569,229	687,733	1,406,965
Surrenders and terminations	(1,630,173)	(3,213,377)	(2,048,019)	(601,006)	(1,171,875)	(3,074,146)	(3,018,735)	(5,112,126)	(1,412,815)	(2,439,415)
Transfers between Investment Divisions	7,368,129	2,115,246	4,567,404	(48,113,138)	(250,225)	521,120	(8,167,118)	255,526	(758,481)	587,934
Contract owner charges (Note 3)	(428,152)	(865,006)	(606,080)	(180,373)	(304,478)	(900,043)	(680,682)	(630,808)	(293,778)	(493,583)
Net increase (decrease) in net assets from
contract transactions	7,023,473	6,007,196	9,816,951	(47,440,225)	607,881	5,943,073	(4,754,563)	9,081,821	(1,777,341)	(938,099)

Net increase (decrease) in net assets	5,549,405	6,277,162	8,287,546	(49,986,949)	4,106,570	14,000,816	(5,474,421)	8,832,352	2,638,977	3,118,907

Net assets beginning of period	28,450,266	72,202,743	49,732,034	49,986,949	24,975,776	77,052,024	73,188,957	48,574,758	25,690,202	39,426,431

Net assets end of period	$33,999,671	$78,479,905	$58,019,580	$—	$29,082,346	$91,052,840	$67,714,536	$57,407,110	$28,329,179	$42,545,338

[1] Contract unit transactions
Units Outstanding at December 31, 2015	3,886,776	4,443,953	2,573,952	2,624,089	1,037,576	3,131,006	1,850,261	2,424,389	2,548,804	3,199,402

Units Issued	2,350,138	1,315,173	1,038,360	223,077	222,464	949,843	475,290	2,477,403	336,772	729,418
Units Redeemed	(1,361,546)	(983,703)	(536,600)	(2,847,166)	(199,840)	(726,013)	(610,886)	(2,089,194)	(504,767)	(802,183)

Units Outstanding at December 31, 2016	4,875,368	4,775,423	3,075,712	—	1,060,200	3,354,836	1,714,665	2,812,598	2,380,809	3,126,637

(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisition can be found on page 65 of the Notes to Financial Statements.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/MC Bond Index Fund - A	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Operations
Net investment income (loss)	$(354,699)	$158,691	$481,063	$(1,146,777)	$(907,975)	$88,374	$(1,660,318)	$(4,547,511)	$(969,568)	$37,467
Net realized gain (loss) on investments	(57,290)	(1,246,929)	(1,981,120)	1,152,606	(1,162,443)	254,540	1,125,670	8,464,934	277,534	219,566
Net change in unrealized appreciation
(depreciation) on investments	366,681	3,466,445	302,206	7,270,613	1,743,037	860,559	22,498,087	28,018,264	23,136,678	262,042
Net increase (decrease) in net assets
from operations	(45,308)	2,378,207	(1,197,851)	7,276,442	(327,381)	1,203,473	21,963,439	31,935,687	22,444,644	519,075

Contract transactions [1]
Purchase payments (Note 4)	11,750,816	5,444,206	2,813,545	3,790,968	7,840,243	1,848,081	18,164,742	47,417,670	11,639,695	1,133,571
Surrenders and terminations	(3,489,588)	(1,129,159)	(1,030,794)	(2,874,118)	(3,715,547)	(742,631)	(5,050,610)	(13,677,172)	(4,721,185)	(244,130)
Transfers between Investment Divisions	2,099,525	7,953,626	(5,949,798)	3,124,383	2,342,702	(2,834,773)	15,658,687	27,106,309	6,722,572	40,601
Contract owner charges (Note 3)	(505,268)	(472,174)	(321,148)	(871,815)	(802,854)	(187,798)	(1,355,945)	(3,746,234)	(1,003,498)	(2,866)
Net increase (decrease) in net assets from
contract transactions	9,855,485	11,796,499	(4,488,195)	3,169,418	5,664,544	(1,917,121)	27,416,874	57,100,573	12,637,584	927,176

Net increase (decrease) in net assets	9,810,177	14,174,706	(5,686,046)	10,445,860	5,337,163	(713,648)	49,380,313	89,036,260	35,082,228	1,446,251

Net assets beginning of period	48,479,388	30,412,177	31,682,759	71,785,206	73,404,755	16,986,964	112,335,304	306,396,708	88,287,528	3,030,984

Net assets end of period	$58,289,565	$44,586,883	$25,996,713	$82,231,066	$78,741,918	$16,273,316	$161,715,617	$395,432,968	$123,369,756	$4,477,235

[1] Contract unit transactions
Units Outstanding at December 31, 2015	3,477,512	3,889,159	2,279,106	5,653,944	4,422,174	1,046,174	4,453,650	17,303,989	4,112,438	272,053

Units Issued	1,516,958	2,463,213	622,089	1,175,743	1,365,335	300,766	1,885,435	6,972,567	1,372,532	233,544
Units Redeemed	(868,895)	(1,099,305)	(972,799)	(961,702)	(1,026,016)	(420,338)	(934,421)	(3,948,993)	(860,259)	(157,938)

Units Outstanding at December 31, 2016	4,125,575	5,253,067	1,928,396	5,867,985	4,761,493	926,602	5,404,664	20,327,563	4,624,711	347,659
See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Operations
Net investment income (loss)	$(202,018)	$(13,940)	$(86,767)	$(155,916)	$549,978	$(5,452)	$(803,151)	$3,335,621	$(2,520,670)	$2,394,582
Net realized gain (loss) on investments	(96,565)	(7,352)	(54,875)	(460,032)	(46,952)	445	2,809,175	(2,599,504)	(1,496,243)	(693,454)
Net change in unrealized appreciation
(depreciation) on investments	818,964	46,117	314,795	(335,624)	730,963	(4,525)	(3,129,779)	1,983,990	6,636,328	4,140,679
Net increase (decrease) in net assets
from operations	520,381	24,825	173,153	(951,572)	1,233,989	(9,532)	(1,123,755)	2,720,107	2,619,415	5,841,807

Contract transactions [1]
Purchase payments (Note 4)	1,352,230	316,008	975,842	2,105,840	4,023,065	245,830	4,825,476	4,350,671	21,364,709	9,154,565
Surrenders and terminations	(961,575)	(53,653)	(331,101)	(302,260)	(1,728,885)	(9,616)	(4,214,132)	(4,378,814)	(15,367,680)	(4,015,313)
Transfers between Investment Divisions	(1,126,161)	(122,758)	(577,718)	(2,662,151)	1,200,615	62,455	11,929,921	(1,479,348)	(7,910,269)	3,660,967
Contract owner charges (Note 3)	(4,225)	(373)	(5,248)	(131,530)	(404,356)	(31)	(1,048,526)	(862,288)	(2,550,877)	(703,089)
Net increase (decrease) in net assets from
contract transactions	(739,731)	139,224	61,775	(990,101)	3,090,439	298,638	11,492,739	(2,369,779)	(4,464,117)	8,097,130

Net increase (decrease) in net assets	(219,350)	164,049	234,928	(1,941,673)	4,324,428	289,106	10,368,984	350,328	(1,844,702)	13,938,937

Net assets beginning of period	19,204,010	1,230,982	7,804,193	10,795,902	33,381,709	343,244	83,341,353	75,850,423	224,765,707	76,164,446

Net assets end of period	$18,984,660	$1,395,031	$8,039,121	$8,854,229	$37,706,137	$632,350	$93,710,337	$76,200,751	$222,921,005	$90,103,383

[1] Contract unit transactions
Units Outstanding at December 31, 2015	1,907,201	127,212	796,060	909,129	3,237,202	40,715	4,415,328	5,852,518	11,614,468	7,290,143

Units Issued	223,564	41,828	127,917	315,712	1,192,169	40,823	1,914,668	1,086,553	2,200,913	2,321,787
Units Redeemed	(298,756)	(27,221)	(120,339)	(403,289)	(923,977)	(5,383)	(1,314,534)	(1,283,075)	(2,498,914)	(1,623,973)

Units Outstanding at December 31, 2016	1,832,009	141,819	803,638	821,552	3,505,394	76,155	5,015,462	5,655,996	11,316,467	7,987,957

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A (a)	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A
Operations
Net investment income (loss)	$(1,277,475)	$(196,251)	$(520,179)	$315,497	$48,543	$731,664	$(6,430,175)	$(306,894)	$2,551,645	$48,807
Net realized gain (loss) on investments	(2,550,429)	1,642,982	366,261	76,784	238,013	1,755,501	285,783	4,581,374	13,866,780	(36,170)
Net change in unrealized appreciation
(depreciation) on investments	17,947,603	4,465,942	9,677,661	(226,778)	1,480,669	(952,761)	42,181,635	(1,791,853)	17,923,759	104,751
Net increase (decrease) in net assets
from operations	14,119,699	5,912,673	9,523,743	165,503	1,767,225	1,534,404	36,037,243	2,482,627	34,342,184	117,388

Contract transactions [1]
Purchase payments (Note 4)	8,849,912	4,114,781	5,895,186	7,077,178	1,113,493	1,132,745	65,459,942	7,591,846	30,677,119	264,142
Surrenders and terminations	(6,168,644)	(1,025,130)	(1,321,035)	(376,626)	(543,880)	(1,023,066)	(17,255,138)	(2,403,895)	(14,712,681)	(46,418)
Transfers between Investment Divisions	6,465,448	7,530,429	10,025,346	7,928,354	1,141,825	(2,770,596)	(8,671,239)	(1,979,813)	71,964,647	(179,085)
Contract owner charges (Note 3)	(970,566)	(276,191)	(456,834)	(91,869)	(102,880)	(155,753)	(4,960,690)	(743,610)	(2,971,538)	(542)
Net increase (decrease) in net assets from
contract transactions	8,176,150	10,343,889	14,142,663	14,537,037	1,608,558	(2,816,670)	34,572,875	2,464,528	84,957,547	38,097

Net increase (decrease) in net assets	22,295,849	16,256,562	23,666,406	14,702,540	3,375,783	(1,282,266)	70,610,118	4,947,155	119,299,731	155,485

Net assets beginning of period	88,964,977	18,513,633	27,058,898	4,717,236	8,505,461	25,382,520	409,477,965	63,578,540	188,179,469	1,737,991

Net assets end of period	$111,260,826	$34,770,195	$50,725,304	$19,419,776	$11,881,244	$24,100,254	$480,088,083	$68,525,695	$307,479,200	$1,893,476

[1] Contract unit transactions
Units Outstanding at December 31, 2015	5,028,852	1,229,809	1,825,216	306,072	363,050	1,743,376	21,910,109	3,071,895	10,616,582	190,319

Units Issued	1,776,773	961,898	1,379,830	1,321,089	129,541	211,640	6,474,995	1,224,359	6,693,620	82,820
Units Redeemed	(1,348,411)	(353,008)	(545,927)	(434,694)	(79,835)	(407,890)	(4,790,385)	(1,120,202)	(2,383,745)	(79,627)

Units Outstanding at December 31, 2016	5,457,214	1,838,699	2,659,119	1,192,467	412,756	1,547,126	23,594,719	3,176,052	14,926,457	193,512

(a) On April 25, 2016, JNL/PPM America Total Return Fund was created in the JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period January 1, 2016 through April 24, 2016 and the acquired fund in JNL Series Trust for the period after April 24, 2016.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A
Operations
Net investment income (loss)	$658,577	$(2,038,063)	$(2,190,612)	$(5,210,711)	$(4,335,414)	$(6,691,313)	$22,036	$151,312	$(11,031)	$(3,892,280)
Net realized gain (loss) on investments	(4,235,577)	3,058,241	1,714,360	8,484,786	4,134,475	8,601,816	(134,767)	(965,689)	17,292	6,479,006
Net change in unrealized appreciation
(depreciation) on investments	5,584,939	4,396,072	5,162,401	11,192,436	11,277,694	15,276,844	2,510,883	4,257,175	124,558	(1,413,502)
Net increase (decrease) in net assets
from operations	2,007,939	5,416,250	4,686,149	14,466,511	11,076,755	17,187,347	2,398,152	3,442,798	130,819	1,173,224

Contract transactions [1]
Purchase payments (Note 4)	5,333,962	7,864,607	5,658,727	24,313,392	20,822,690	27,343,937	4,213,842	3,577,388	847,301	35,785,826
Surrenders and terminations	(2,010,708)	(7,033,572)	(13,512,646)	(18,092,646)	(15,534,254)	(23,429,743)	(309,884)	(1,274,565)	(157,161)	(14,296,448)
Transfers between Investment Divisions	(7,681,416)	(9,652,521)	(1,997,085)	(8,955,755)	(7,142,759)	(13,118,291)	1,375,115	4,812,405	(4,467)	(10,667,003)
Contract owner charges (Note 3)	(665,579)	(1,634,247)	(1,692,211)	(4,196,801)	(3,459,268)	(5,398,836)	(135,195)	(399,154)	(1,653)	(2,863,155)
Net increase (decrease) in net assets from
contract transactions	(5,023,741)	(10,455,733)	(11,543,215)	(6,931,810)	(5,313,591)	(14,602,933)	5,143,878	6,716,074	684,020	7,959,220

Net increase (decrease) in net assets	(3,015,802)	(5,039,483)	(6,857,066)	7,534,701	5,763,164	2,584,414	7,542,030	10,158,872	814,839	9,132,444

Net assets beginning of period	59,765,284	135,511,885	142,096,615	339,937,172	280,866,529	443,578,374	11,122,098	30,621,414	3,732,815	259,476,449

Net assets end of period	$56,749,482	$130,472,402	$135,239,549	$347,471,873	$286,629,693	$446,162,788	$18,664,128	$40,780,286	4,547,654	$268,608,893

[1] Contract unit transactions
Units Outstanding at December 31, 2015	3,188,724	6,881,873	10,875,429	17,079,069	19,230,242	23,737,460	1,116,827	1,815,561	396,872	4,906,708

Units Issued	882,277	1,299,272	1,470,285	2,488,356	2,578,049	3,083,064	822,558	889,393	169,184	1,681,446
Units Redeemed	(1,157,691)	(1,882,776)	(2,341,248)	(2,864,046)	(2,960,923)	(3,880,952)	(327,418)	(530,265)	(98,805)	(1,547,372)

Units Outstanding at December 31, 2016	2,913,310	6,298,369	10,004,466	16,703,379	18,847,368	22,939,572	1,611,967	2,174,689	467,251	5,040,782

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A
Operations
Net investment income (loss)	$(3,077,944)	$(105,528)	$375,980	$(1,045)	$(132,929)	$(1,171,148)	$(214,890)	$155,508	$(457,986)	$57,000
Net realized gain (loss) on investments	5,104,959	(159,214)	9,101,814	352	9,872,495	1,462	548,710	1,084,034	1,641,102	2,586,603
Net change in unrealized appreciation
(depreciation) on investments	6,832,032	206,254	807,423	3,183	14,356,814	—	4,901,830	1,189,265	787,015	9,647,104
Net increase (decrease) in net assets
from operations	8,859,047	(58,488)	10,285,217	2,490	24,096,380	(1,169,686)	5,235,650	2,428,807	1,970,131	12,290,707

Contract transactions [1]
Purchase payments (Note 4)	22,683,481	10,148,845	16,643,886	41,568	56,469,683	55,916,355	3,515,479	618,672	9,556,815	7,044,566
Surrenders and terminations	(12,092,560)	(3,779,638)	(7,968,439)	(3,965)	(12,170,825)	(21,949,462)	(2,747,933)	(769,781)	(2,457,370)	(2,615,576)
Transfers between Investment Divisions	(10,110,253)	(1,645,974)	2,096,948	81,935	24,581,628	(25,853,323)	(317,746)	301,077	(13,789,441)	12,674,734
Contract owner charges (Note 3)	(2,481,542)	(625,266)	(1,158,837)	(29)	(2,778,553)	(846,256)	(521,854)	(162,710)	(614,157)	(662,166)
Net increase (decrease) in net assets from
contract transactions	(2,000,874)	4,097,967	9,613,558	119,509	66,101,933	7,267,314	(72,054)	(12,742)	(7,304,153)	16,441,558

Net increase (decrease) in net assets	6,858,173	4,039,479	19,898,775	121,999	90,198,313	6,097,628	5,163,596	2,416,065	(5,334,022)	28,732,265

Net assets beginning of period	199,715,670	58,280,176	103,768,516	33,498	228,922,894	70,791,043	44,306,037	11,240,043	60,046,937	52,079,564

Net assets end of period	$206,573,843	$62,319,655	$123,667,291	$155,497	$319,121,207	$76,888,671	$49,469,633	$13,656,108	$54,712,915	$80,811,829

[1] Contract unit transactions
Units Outstanding at December 31, 2015	2,484,797	5,700,368	4,353,923	3,555	5,903,949	5,888,262	1,505,230	1,446,597	2,621,897	4,501,871

Units Issued	594,150	2,730,322	1,361,831	18,301	2,589,095	10,933,168	247,344	339,509	828,047	2,766,285
Units Redeemed	(628,518)	(2,349,029)	(973,903)	(5,609)	(1,020,403)	(10,342,772)	(250,924)	(364,887)	(1,183,586)	(1,584,045)

Units Outstanding at December 31, 2016	2,450,429	6,081,661	4,741,851	16,247	7,472,641	6,478,658	1,501,650	1,421,219	2,266,358	5,684,111

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A
Operations
Net investment income (loss)	$631,613	$2,023,158	$(260,190)	$446,088	$(130,266)	$(111,623)	$(921,462)
Net realized gain (loss) on investments	14,991,142	6,542,540	6,307,328	(3,483,250)	(1,701,336)	(439,342)	3,777,987
Net change in unrealized appreciation
(depreciation) on investments	(27,038,486)	14,024,259	(2,298,955)	23,970,340	2,023,338	7,383,021	8,911,616
Net increase (decrease) in net assets
from operations	(11,415,731)	22,589,957	3,748,183	20,933,178	191,736	6,832,056	11,768,141

Contract transactions [1]
Purchase payments (Note 4)	21,123,511	5,790,024	8,487,898	11,783,575	1,336,872	4,093,226	13,410,635
Surrenders and terminations	(8,545,435)	(20,738,756)	(2,607,386)	(3,448,616)	(2,542,136)	(1,044,570)	(5,703,703)
Transfers between Investment Divisions	(17,780,526)	(13,489,337)	3,560,858	9,255,149	(1,501,770)	14,081,096	184,975
Contract owner charges (Note 3)	(2,261,512)	(2,074,729)	(596,561)	(1,111,120)	(267,998)	(250,615)	(1,306,845)
Net increase (decrease) in net assets from
contract transactions	(7,463,962)	(30,512,798)	8,844,809	16,478,988	(2,975,032)	16,879,137	6,585,062

Net increase (decrease) in net assets	(18,879,693)	(7,922,841)	12,592,992	37,412,166	(2,783,296)	23,711,193	18,353,203

Net assets beginning of period	210,768,138	239,192,074	50,365,696	73,657,215	29,558,413	15,745,548	105,648,234

Net assets end of period	$191,888,445	$231,269,233	$62,958,688	$111,069,381	$26,775,117	$39,456,741	$124,001,437

[1] Contract unit transactions
Units Outstanding at December 31, 2015	7,892,964	14,272,141	2,332,872	2,726,360	2,098,357	1,042,215	9,382,054

Units Issued	1,841,712	959,257	1,536,067	1,234,825	320,171	1,204,952	3,418,854
Units Redeemed	(2,181,359)	(2,752,728)	(1,128,995)	(695,164)	(544,968)	(278,832)	(2,953,039)

Units Outstanding at December 31, 2016	7,553,317	12,478,670	2,739,944	3,266,021	1,873,560	1,968,335	9,847,869

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	CG - Alt 100 Conservative Fund (a)	CG - Alt 100 Growth Fund (a)	CG - International Conservative Fund (a)	CG - International Growth Fund (a)	CG - International Moderate Fund (a)	CG - Institutional Alt 65 Fund (a)	CG - Multi-Strategy Income Fund (a)	CG - Tactical Maximum Growth Fund (a)	CG - Tactical Moderate Growth Fund (a)	Curian Dynamic Risk Advantage - Diversified Fund (a)
Operations
Net investment income (loss)	$18,654	$51,006	$642	$4,403	$5,546	$77,800	$23,394	$75,957	$108,096	$17,260
Net realized gain (loss) on investments	64,083	56,406	(10,605)	3,236	(13,680)	399,793	5,787	559,877	1,101,607	636,503
Net change in unrealized appreciation
(depreciation) on investments	(14,601)	11,806	11,009	16,070	28,192	(261,167)	5,350	(326,444)	(484,109)	(392,618)
Net increase (decrease) in net assets
from operations	68,136	119,218	1,046	23,709	20,058	216,426	34,531	309,390	725,594	261,145

Contract transactions [1]
Purchase payments (Note 4)	252,974	105,167	34,233	194,214	11,905	66,370	104,843	601,969	152,048	772,853
Surrenders and terminations	(24,196)	(39,093)	(1,067)	(3)	(3,812)	(121,657)	(114,025)	(349,848)	(92,008)	(294,188)
Transfers between Investment Divisions	(2,433,792)	(4,048,633)	(297,858)	(565,295)	(763,461)	(6,021,889)	(2,088,202)	(7,023,041)	(14,175,219)	(10,212,063)
Contract owner charges (Note 3)	(1,084)	(318)	(36)	(10)	(220)	(466)	(34)	(469)	(817)	(1,374)
Net increase (decrease) in net assets from
contract transactions	(2,206,098)	(3,982,877)	(264,728)	(371,094)	(755,588)	(6,077,642)	(2,097,418)	(6,771,389)	(14,115,996)	(9,734,772)

Net increase (decrease) in net assets	(2,137,962)	(3,863,659)	(263,682)	(347,385)	(735,530)	(5,861,216)	(2,062,887)	(6,461,999)	(13,390,402)	(9,473,627)

Net assets beginning of period	2,137,962	3,863,659	263,682	347,385	735,530	5,861,216	2,062,887	6,461,999	13,390,402	9,473,627

Net assets end of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

[1] Contract unit transactions
Units Outstanding at December 31, 2014	214,616	377,864	27,954	35,843	77,296	519,527	211,864	541,673	1,136,336	900,750

Units Issued	31,906	14,200	4,521	35,759	3,859	9,372	19,559	61,295	14,069	106,567
Units Redeemed	(246,522)	(392,064)	(32,475)	(71,602)	(81,155)	(528,899)	(231,423)	(602,968)	(1,150,405)	(1,007,317)

Units Outstanding at December 31, 2015	—	—	—	—	—	—	—	—	—	—

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	Curian Dynamic Risk Advantage - Growth Fund (a)	Curian Dynamic Risk Advantage - Income Fund (a)	Curian/Aberdeen Latin America Fund (a)	Curian/Ashmore Emerging Market Small Cap Equity Fund (a)	Curian/Baring International Fixed Income Fund (a)	Curian/ CenterSquare International Real Estate Securities Fund (a)	Curian/PineBridge Merger Arbitrage Fund (a)	Curian/Schroder Emerging Europe Fund (a)	Curian/UBS Global Long Short Fixed Income Opportunities Fund (a)	JG - Alt 100 Fund
Operations
Net investment income (loss)	$(10,214)	$162,962	$(514)	$(328)	$(1,440)	$1,795	$(15,629)	$(1,015)	$33,213	$25,533
Net realized gain (loss) on investments	(58,681)	264,656	(36,061)	16,763	(31,614)	1,958	(18,554)	(55,768)	(60,865)	442,662
Net change in unrealized appreciation
(depreciation) on investments	167,411	(313,136)	30,168	18,266	20,669	20,440	24,257	84,085	40,185	(1,437,545)
Net increase (decrease) in net assets
from operations	98,516	114,482	(6,407)	34,701	(12,385)	24,193	(9,926)	27,302	12,533	(969,350)

Contract transactions [1]
Purchase payments (Note 4)	67,132	181,656	22,061	16,150	109,046	50,631	102,231	34,977	36,931	2,809,496
Surrenders and terminations	(14,368)	(112,610)	(8,259)	(1,180)	(7,043)	(8,485)	(53,427)	(1,282)	(6,275)	(637,002)
Transfers between Investment Divisions	(3,222,923)	(7,837,006)	(164,435)	(295,516)	(503,774)	(448,955)	(4,860,633)	(377,685)	(1,115,640)	4,490,856
Contract owner charges (Note 3)	(345)	(542)	(2)	(2)	(17)	(120)	(322)	(14)	(25)	(7,638)
Net increase (decrease) in net assets from
contract transactions	(3,170,504)	(7,768,502)	(150,635)	(280,548)	(401,788)	(406,929)	(4,812,151)	(344,004)	(1,085,009)	6,655,712

Net increase (decrease) in net assets	(3,071,988)	(7,654,020)	(157,042)	(245,847)	(414,173)	(382,736)	(4,822,077)	(316,702)	(1,072,476)	5,686,362

Net assets beginning of period	3,071,988	7,654,020	157,042	245,847	414,173	382,736	4,822,077	316,702	1,072,476	19,386,105

Net assets end of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$25,072,467

[1] Contract unit transactions
Units Outstanding at December 31, 2014	340,613	693,625	22,702	26,618	45,004	41,419	495,304	42,563	114,640	1,839,948

Units Issued	9,688	37,122	6,778	5,413	17,753	8,895	21,031	8,285	8,193	1,060,887
Units Redeemed	(350,301)	(730,747)	(29,480)	(32,031)	(62,757)	(50,314)	(516,335)	(50,848)	(122,833)	(454,827)

Units Outstanding at December 31, 2015	—	—	—	—	—	—	—	—	—	2,446,008

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JG - Conservative Fund	JG - Equity 100 Fund	JG - Equity Income Fund (a)	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund
Operations
Net investment income (loss)	$16,917	$67,292	$28,576	$9,061	$87,987	$(5,428)	$32,440	$166,009	$113,801	$(1,281)
Net realized gain (loss) on investments	117,820	516,475	(415,787)	(23,414)	415,948	27,850	370,910	698,842	874,713	8,196
Net change in unrealized appreciation
(depreciation) on investments	(415,725)	(703,934)	(307,372)	(191,677)	(860,710)	(223,641)	(1,090,098)	(1,665,939)	(2,839,968)	(96,570)
Net increase (decrease) in net assets
from operations	(280,988)	(120,167)	(694,583)	(206,030)	(356,775)	(201,219)	(686,748)	(801,088)	(1,851,454)	(89,655)

Contract transactions [1]
Purchase payments (Note 4)	3,587,732	719,580	1,157,141	931,763	5,650,682	807,592	816,793	7,741,386	11,411,546	460,783
Surrenders and terminations	(524,705)	(108,110)	(208,964)	(487,067)	(341,569)	(171,429)	(255,242)	(1,312,766)	(1,569,768)	(16,821)
Transfers between Investment Divisions	194,546	(296,989)	(8,283,632)	1,428,644	2,253,304	(493,365)	6,145,831	1,026,220	12,321,847	(101,461)
Contract owner charges (Note 3)	(5,232)	(2,757)	(524)	(1,301)	(10,842)	(2,089)	(5,422)	(17,101)	(20,938)	(437)
Net increase (decrease) in net assets from
contract transactions	3,252,341	311,724	(7,335,979)	1,872,039	7,551,575	140,709	6,701,960	7,437,739	22,142,687	342,064

Net increase (decrease) in net assets	2,971,353	191,557	(8,030,562)	1,666,009	7,194,800	(60,510)	6,015,212	6,636,651	20,291,233	252,409

Net assets beginning of period	7,768,109	5,109,676	8,030,562	3,927,808	10,217,009	3,669,938	5,967,172	23,663,231	27,429,238	369,617

Net assets end of period	$10,739,462	$5,301,233	$—	$5,593,817	$17,411,809	$3,609,428	$11,982,384	$30,299,882	$47,720,471	$622,026

[1] Contract unit transactions
Units Outstanding at December 31, 2014	722,090	380,265	621,975	400,635	912,047	375,866	477,961	1,991,913	2,307,502	38,665

Units Issued	470,685	68,638	190,582	333,012	770,185	92,317	631,659	874,456	2,204,981	51,276
Units Redeemed	(166,723)	(45,361)	(812,557)	(144,915)	(100,370)	(79,211)	(127,669)	(254,509)	(400,148)	(15,710)

Units Outstanding at December 31, 2015	1,026,052	403,542	—	588,732	1,581,862	388,972	981,951	2,611,860	4,112,335	74,231

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Operations
Net investment income (loss)	$768	$8,697	$7,673	$(20,468)	$(49,432)	$529,549	$147,604	$(24,608)	$165,208	$68,441
Net realized gain (loss) on investments	93,240	174,467	241,140	111,627	535,648	614,422	23,737	766,543	98,170	13,850
Net change in unrealized appreciation
(depreciation) on investments	(142,218)	(343,497)	(422,501)	(18,281)	(26,312)	(1,346,388)	(273,113)	(876,583)	(271,159)	(83,454)
Net increase (decrease) in net assets
from operations	(48,210)	(160,333)	(173,688)	72,878	459,904	(202,417)	(101,772)	(134,648)	(7,781)	(1,163)

Contract transactions [1]
Purchase payments (Note 4)	1,460,917	3,406,643	5,308,429	2,744,632	6,231,686	433,099	790,415	351,467	10,163,087	652,908
Surrenders and terminations	(689,815)	(269,029)	(280,877)	(211,680)	(449,922)	(78,148)	(212,317)	(218,932)	(988,436)	(89,250)
Transfers between Investment Divisions	255,092	(90,540)	83,577	687,087	40,050	199,986	939,933	(363,203)	10,767,180	(91,508)
Contract owner charges (Note 3)	(1,350)	(8,190)	(3,309)	(1,038)	(1,713)	(279)	(1,027)	(3,654)	(18,374)	(440)
Net increase (decrease) in net assets from
contract transactions	1,024,844	3,038,884	5,107,820	3,219,001	5,820,101	554,658	1,517,004	(234,322)	19,923,457	471,710

Net increase (decrease) in net assets	976,634	2,878,551	4,934,132	3,291,879	6,280,005	352,241	1,415,232	(368,970)	19,915,676	470,547

Net assets beginning of period	5,385,044	6,826,886	10,650,760	1,913,873	7,896,306	1,064,450	2,205,082	2,492,854	8,702,234	903,678

Net assets end of period	$6,361,678	$9,705,437	$15,584,892	$5,205,752	$14,176,311	$1,416,691	$3,620,314	$2,123,884	$28,617,910	$1,374,225

[1] Contract unit transactions
Units Outstanding at December 31, 2014	480,060	534,300	875,916	172,794	545,207	99,361	219,530	172,312	828,603	92,240

Units Issued	221,677	340,511	478,989	347,055	540,332	84,602	238,631	57,235	2,458,406	104,500
Units Redeemed	(130,071)	(107,565)	(61,457)	(74,490)	(156,697)	(34,933)	(88,947)	(73,583)	(565,891)	(57,786)

Units Outstanding at December 31, 2015	571,666	767,246	1,293,448	445,359	928,842	149,030	369,214	155,964	2,721,118	138,954

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Franklin Templeton Natural Resources Fund (a)	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund
Operations
Net investment income (loss)	$18,538	$101,486	$48,530	$(281)	$135,922	$5,609	$(3,031)	$10,666	$47,570	$14,659
Net realized gain (loss) on investments	7,135	260,497	(1,157,961)	19,903	457,961	964	(6,023)	(62,921)	28,280	(18,500)
Net change in unrealized appreciation
(depreciation) on investments	(207,152)	(874,180)	705,246	(34,646)	(734,723)	(1,237)	(89,042)	(449,293)	(187,768)	(27,409)
Net increase (decrease) in net assets
from operations	(181,479)	(512,197)	(404,185)	(15,024)	(140,840)	5,336	(98,096)	(501,548)	(111,918)	(31,250)

Contract transactions [1]
Purchase payments (Note 4)	312,536	3,856,178	590,440	1,156,009	185,666	167,977	292,791	949,827	2,204,849	242,821
Surrenders and terminations	(103,416)	(490,872)	(45,279)	(12,121)	(14,546)	(19,932)	(9,985)	(420,454)	(189,108)	(173,046)
Transfers between Investment Divisions	(218,283)	39,598	(1,717,592)	1,014,772	(17,601)	(160,886)	123,642	2,945,945	235,009	(159)
Contract owner charges (Note 3)	(463)	(4,125)	(612)	(110)	(139)	(387)	(45)	(2,997)	(1,511)	(359)
Net increase (decrease) in net assets from
contract transactions	(9,626)	3,400,779	(1,173,043)	2,158,550	153,380	(13,228)	406,403	3,472,321	2,249,239	69,257

Net increase (decrease) in net assets	(191,105)	2,888,582	(1,577,228)	2,143,526	12,540	(7,892)	308,307	2,970,773	2,137,321	38,007

Net assets beginning of period	2,947,434	8,762,096	1,577,228	892,287	756,191	743,990	126,153	6,133,142	2,599,279	476,214

Net assets end of period	$2,756,329	$11,650,678	$—	$3,035,813	$768,731	$736,098	$434,460	$9,103,915	$4,736,600	$514,221

[1] Contract unit transactions
Units Outstanding at December 31, 2014	216,768	716,307	212,836	79,443	73,689	74,474	16,413	602,745	237,398	48,323

Units Issued	46,721	477,946	162,382	234,196	48,878	23,351	67,049	573,173	336,602	53,800
Units Redeemed	(47,836)	(200,294)	(375,218)	(52,015)	(33,608)	(24,722)	(7,217)	(244,093)	(132,580)	(47,361)

Units Outstanding at December 31, 2015	215,653	993,959	—	261,624	88,959	73,103	76,245	931,825	441,420	54,762

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A
Operations
Net investment income (loss)	$(77,340)	$(9,967)	$(6,318)	$36,478	$(6,269)	$76,296	$444,979	$773,963	$944,405	$644,954
Net realized gain (loss) on investments	79,860	485,370	7,234	(175,099)	2,062	1,090,698	2,946,995	3,326,698	4,802,666	7,989,373
Net change in unrealized appreciation
(depreciation) on investments	105,212	(118,467)	(23,861)	(304,814)	23,935	(1,955,642)	(5,427,292)	(6,836,675)	(9,437,312)	(11,552,080)
Net increase (decrease) in net assets
from operations	107,732	356,936	(22,945)	(443,435)	19,728	(788,648)	(2,035,318)	(2,736,014)	(3,690,241)	(2,917,753)

Contract transactions [1]
Purchase payments (Note 4)	5,983,032	1,490,263	289,123	209,478	246,518	528,108	8,400,464	13,499,702	15,004,366	8,496,269
Surrenders and terminations	(577,933)	(243,397)	(25,457)	(29,656)	(13,567)	(1,299,217)	(2,369,683)	(4,007,919)	(3,456,963)	(4,142,702)
Transfers between Investment Divisions	6,927,943	6,600,813	(2,947)	336,953	40,642	3,780,262	(2,469,051)	(1,403,572)	(236,863)	(6,905,212)
Contract owner charges (Note 3)	(978)	(3,253)	(299)	(729)	(42)	(199,268)	(568,048)	(985,209)	(1,193,888)	(961,968)
Net increase (decrease) in net assets from
contract transactions	12,332,064	7,844,426	260,420	516,046	273,551	2,809,885	2,993,682	7,103,002	10,116,652	(3,513,613)

Net increase (decrease) in net assets	12,439,796	8,201,362	237,475	72,611	293,279	2,021,237	958,364	4,366,988	6,426,411	(6,431,366)

Net assets beginning of period	3,540,357	4,350,791	623,789	1,325,783	485,989	15,669,958	47,102,125	79,706,122	92,862,508	83,312,956

Net assets end of period	$15,980,153	$12,552,153	$861,264	$1,398,394	$779,268	$17,691,195	$48,060,489	$84,073,110	$99,288,919	$76,881,590

[1] Contract unit transactions
Units Outstanding at December 31, 2014	304,702	271,982	55,687	307,930	47,184	907,130	4,023,792	6,187,995	7,431,378	5,013,310

Units Issued	1,187,708	695,099	35,232	256,039	30,750	386,907	1,187,923	1,688,084	1,954,468	836,275
Units Redeemed	(162,491)	(160,201)	(12,091)	(116,976)	(5,665)	(244,610)	(930,871)	(1,136,265)	(1,158,085)	(1,045,559)

Units Outstanding at December 31, 2015	1,329,919	806,880	78,828	446,993	72,269	1,049,427	4,280,844	6,739,814	8,227,761	4,804,026

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A
Operations
Net investment income (loss)	$667,072	$844,960	$(1,872)	$(1,176,036)	$(511,841)	$(25,362)	$(147,385)	$1,169,969	$(65,792)	$(425,685)
Net realized gain (loss) on investments	7,762,130	8,511,106	(568)	11,677,730	3,583,086	21,902	1,339,463	6,025,855	(31,450)	1,497,410
Net change in unrealized appreciation
(depreciation) on investments	(11,862,016)	(13,502,131)	(10,250)	(15,311,562)	(7,661,098)	(89,250)	(2,613,619)	(13,891,684)	(1,425,250)	(2,218,560)
Net increase (decrease) in net assets
from operations	(3,432,814)	(4,146,065)	(12,690)	(4,809,868)	(4,589,853)	(92,710)	(1,421,541)	(6,695,860)	(1,522,492)	(1,146,835)

Contract transactions [1]
Purchase payments (Note 4)	6,162,395	9,634,856	277,342	7,673,263	4,607,782	1,231,980	18,499,839	30,066,372	2,838,104	4,256,620
Surrenders and terminations	(2,434,527)	(6,215,120)	(3,682)	(2,849,612)	(1,498,855)	(23,148)	(1,883,928)	(5,085,103)	(1,171,463)	(1,188,926)
Transfers between Investment Divisions	(10,190,668)	(10,389,642)	208,408	(3,129,266)	(7,028,873)	(457,516)	9,543,512	(12,004,494)	(1,118,281)	3,513,433
Contract owner charges (Note 3)	(1,101,862)	(1,541,570)	(111)	(862,265)	(476,103)	(178)	(608,168)	(1,655,330)	(321,117)	(335,285)
Net increase (decrease) in net assets from
contract transactions	(7,564,662)	(8,511,476)	481,957	832,120	(4,396,049)	751,138	25,551,255	11,321,445	227,243	6,245,842

Net increase (decrease) in net assets	(10,997,476)	(12,657,541)	469,267	(3,977,748)	(8,985,902)	658,428	24,129,714	4,625,585	(1,295,249)	5,099,007

Net assets beginning of period	95,505,055	123,666,518	—	74,057,130	47,878,646	1,575,730	40,268,612	127,385,138	25,887,064	23,636,409

Net assets end of period	$84,507,579	$111,008,977	$469,267	$70,079,382	$38,892,744	$2,234,158	$64,398,326	$132,010,723	$24,591,815	$28,735,416

[1] Contract unit transactions
Units Outstanding at December 31, 2014	5,629,885	7,300,860	—	1,933,406	2,607,545	154,484	3,353,932	7,747,188	2,462,142	1,843,871

Units Issued	691,677	1,081,928	52,131	421,482	593,130	195,181	2,708,702	3,048,585	502,513	992,361
Units Redeemed	(1,146,404)	(1,588,394)	(2,766)	(406,800)	(831,754)	(124,504)	(608,716)	(2,369,232)	(485,462)	(559,112)

Units Outstanding at December 31, 2015	5,175,158	6,794,394	49,365	1,948,088	2,368,921	225,161	5,453,918	8,426,541	2,479,193	2,277,120

(a) Commencement of operations April 27, 2015.
See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A
Operations
Net investment income (loss)	$(995,787)	$(154,264)	$(305,199)	$(260,695)	$978,931	$1,051,220	$(771,645)	$(482,901)	$(6,923)	$191,980
Net realized gain (loss) on investments	9,962,577	1,355,408	555,454	3,089,151	(44,548)	10,018,329	4,908,799	(2,112,701)	4,189	96,807
Net change in unrealized appreciation
(depreciation) on investments	(10,357,351)	(2,025,428)	(4,099,892)	(4,833,222)	(1,271,319)	(16,113,632)	(2,688,866)	(10,332,919)	29,390	(13,266,361)
Net increase (decrease) in net assets
from operations	(1,390,561)	(824,284)	(3,849,637)	(2,004,766)	(336,936)	(5,044,083)	1,448,288	(12,928,521)	26,656	(12,977,574)

Contract transactions [1]
Purchase payments (Note 4)	40,211,689	12,832,676	13,245,248	5,473,519	2,919,356	34,373,014	9,623,029	6,388,621	674,659	12,440,862
Surrenders and terminations	(6,926,739)	(827,213)	(1,714,373)	(1,274,799)	(471,340)	(5,313,560)	(2,637,611)	(1,949,283)	(12,920)	(1,723,680)
Transfers between Investment Divisions	10,602,646	2,902,919	8,518,468	1,505,033	5,147,433	(1,657,445)	15,129,305	3,585,882	893,021	(12,009,825)
Contract owner charges (Note 3)	(1,633,091)	(438,637)	(521,428)	(449,540)	(14,734)	(1,749,752)	(542,027)	(528,051)	(76)	(621,246)
Net increase (decrease) in net assets from
contract transactions	42,254,505	14,469,745	19,527,915	5,254,213	7,580,715	25,652,257	21,572,696	7,497,169	1,554,684	(1,913,889)

Net increase (decrease) in net assets	40,863,944	13,645,461	15,678,278	3,249,447	7,243,779	20,608,174	23,020,984	(5,431,352)	1,581,340	(14,891,463)

Net assets beginning of period	128,384,374	29,907,964	37,523,757	34,440,283	6,589,279	150,193,877	40,302,004	47,647,806	273,357	67,480,402

Net assets end of period	$169,248,318	$43,553,425	$53,202,035	$37,689,730	$13,833,058	$170,802,051	$63,322,988	$42,216,454	$1,854,697	$52,588,939

[1] Contract unit transactions
Units Outstanding at December 31, 2014	7,862,247	2,375,225	3,150,044	3,189,943	584,380	12,596,251	1,069,694	5,143,682	27,802	4,326,408

Units Issued	4,042,077	1,673,572	2,462,262	1,206,793	915,850	4,627,163	760,746	2,184,564	180,343	1,454,811
Units Redeemed	(1,490,917)	(551,767)	(852,521)	(719,825)	(284,764)	(2,502,548)	(258,783)	(1,278,327)	(28,281)	(1,583,861)

Units Outstanding at December 31, 2015	10,413,407	3,497,030	4,759,785	3,676,911	1,215,466	14,720,866	1,571,657	6,049,919	179,864	4,197,358

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A	JNL/Causeway International Value Select Fund - A	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (a)	JNL/Eastspring Investments Asia ex-Japan Fund - A	JNL/Eastspring Investments China-India Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A
Operations
Net investment income (loss)	$(185,412)	$(99,844)	$634,246	$(195,975)	$(501)	$69,370	$(224,257)	$19,735	$244,880	$3,110,225
Net realized gain (loss) on investments	1,786,622	648,609	(262,027)	2,217,692	1,521	173,302	922,015	3,210,247	1,299,425	(376,268)
Net change in unrealized appreciation
(depreciation) on investments	(2,288,147)	(473,118)	(2,406,899)	(3,392,836)	2,875	(2,542,597)	(2,960,943)	(10,253,351)	(3,955,748)	(5,218,644)
Net increase (decrease) in net assets
from operations	(686,937)	75,647	(2,034,680)	(1,371,119)	3,895	(2,299,925)	(2,263,185)	(7,023,369)	(2,411,443)	(2,484,687)

Contract transactions [1]
Purchase payments (Note 4)	1,621,364	1,458,594	4,581,360	6,745,178	86,871	1,321,946	4,303,397	6,951,652	3,441,788	8,803,568
Surrenders and terminations	(1,123,465)	(799,570)	(1,222,423)	(1,180,083)	(540)	(490,539)	(1,332,250)	(6,218,308)	(1,276,973)	(1,538,672)
Transfers between Investment Divisions	(347,984)	960,831	2,104,512	1,968,305	500,061	(122,939)	(3,986,271)	(5,161,259)	(766)	(1,942,856)
Contract owner charges (Note 3)	(225,644)	(168,024)	(384,725)	(367,846)	—	(143,713)	(395,398)	(1,069,863)	(362,448)	(346,305)
Net increase (decrease) in net assets from
contract transactions	(75,729)	1,451,831	5,078,724	7,165,554	586,392	564,755	(1,410,522)	(5,497,778)	1,801,601	4,975,735

Net increase (decrease) in net assets	(762,666)	1,527,478	3,044,044	5,794,435	590,287	(1,735,170)	(3,673,707)	(12,521,147)	(609,842)	2,491,048

Net assets beginning of period	22,277,215	14,412,981	31,173,597	32,781,305	—	12,499,623	32,123,973	97,522,634	29,404,752	40,308,967

Net assets end of period	$21,514,549	$15,940,459	$34,217,641	$38,575,740	$590,287	$10,764,453	$28,450,266	$85,001,487	$28,794,910	$42,800,015

[1] Contract unit transactions
Units Outstanding at December 31, 2014	1,635,697	448,339	2,322,411	1,257,855	—	1,467,921	4,120,006	8,199,052	2,724,106	3,448,182

Units Issued	315,851	117,932	764,188	524,495	57,924	440,766	1,521,322	1,083,603	692,606	1,326,799
Units Redeemed	(327,986)	(81,344)	(407,381)	(259,774)	(4,071)	(370,067)	(1,754,552)	(1,556,482)	(523,123)	(904,238)

Units Outstanding at December 31, 2015	1,623,562	484,927	2,679,218	1,522,576	53,853	1,538,620	3,886,776	7,726,173	2,893,589	3,870,743

(a) Commencement of operations September 28, 2015.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A
Operations
Net investment income (loss)	$4,095,272	$(171,994)	$842,944	$276,268	$(164,606)	$(610,400)	$(562,556)	$(3,153)	$993,817	$202,074
Net realized gain (loss) on investments	470,789	2,177,423	3,547,610	(401,724)	(1,035,626)	5,648,536	3,671,102	(759)	5,329,815	690,527
Net change in unrealized appreciation
(depreciation) on investments	(18,288,864)	(1,682,709)	(7,183,695)	(624,351)	(422,412)	(12,190,143)	(4,337,251)	(27,593)	(8,531,652)	(2,950,431)
Net increase (decrease) in net assets
from operations	(13,722,803)	322,720	(2,793,141)	(749,807)	(1,622,644)	(7,152,007)	(1,228,705)	(31,505)	(2,208,020)	(2,057,830)

Contract transactions [1]
Purchase payments (Note 4)	21,325,649	5,271,828	4,202,094	7,280,512	431,004	8,697,594	7,682,919	655,952	14,031,518	9,573,960
Surrenders and terminations	(10,392,374)	(842,616)	(2,566,900)	(3,740,785)	(889,225)	(2,527,148)	(1,257,213)	(998)	(2,799,880)	(1,752,525)
Transfers between Investment Divisions	(7,008,114)	2,750,888	(361,785)	(999,338)	(832,731)	2,982,982	1,836,556	259,857	797,957	605,082
Contract owner charges (Note 3)	(1,628,669)	(305,898)	(542,888)	(608,078)	(118,832)	(751,008)	(419,135)	(2)	(746,493)	(485,788)
Net increase (decrease) in net assets from
contract transactions	2,296,492	6,874,202	730,521	1,932,311	(1,409,784)	8,402,420	7,843,127	914,809	11,283,102	7,940,729

Net increase (decrease) in net assets	(11,426,311)	7,196,922	(2,062,620)	1,182,504	(3,032,428)	1,250,413	6,614,422	883,304	9,075,082	5,882,899

Net assets beginning of period	153,052,676	24,693,390	45,492,445	59,549,178	12,849,539	64,649,857	31,022,589	—	63,127,661	43,849,135

Net assets end of period	$141,626,365	$31,890,312	$43,429,825	$60,731,682	$9,817,111	$65,900,270	$37,637,011	$883,304	$72,202,743	$49,732,034

[1] Contract unit transactions
Units Outstanding at December 31, 2014	10,957,600	2,518,787	3,766,021	2,381,732	1,017,179	3,178,342	2,352,288	—	3,798,781	2,212,763

Units Issued	2,643,472	1,225,363	724,694	973,484	195,229	1,185,591	1,438,081	106,732	1,872,282	943,985
Units Redeemed	(2,508,557)	(568,396)	(664,251)	(898,973)	(315,985)	(756,227)	(854,110)	(6,372)	(1,227,110)	(582,796)

Units Outstanding at December 31, 2015	11,092,515	3,175,754	3,826,464	2,456,243	896,423	3,607,706	2,936,259	100,360	4,443,953	2,573,952

(a) Commencement of operations April 27, 2015.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/Invesco Large Cap Growth Fund - A	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/Ivy Asset Strategy Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund - A (a)
Operations
Net investment income (loss)	$(686,775)	$(324,451)	$(997,358)	$(974,073)	$(931,738)	$348,346	$487,167	$189,648	$252,616	$(34,555)
Net realized gain (loss) on investments	5,358,914	1,664,214	5,766,593	5,576,669	9,676,690	(114,552)	(589,879)	2,626,934	33,302	(830,653)
Net change in unrealized appreciation
(depreciation) on investments	(3,218,166)	(4,249,768)	(8,100,735)	(16,748,640)	(9,162,907)	(803,553)	(6,374,630)	(4,283,966)	(1,087,851)	399,848
Net increase (decrease) in net assets
from operations	1,453,973	(2,910,005)	(3,331,500)	(12,146,044)	(417,955)	(569,759)	(6,477,342)	(1,467,384)	(801,933)	(465,360)

Contract transactions [1]
Purchase payments (Note 4)	6,311,167	3,733,875	16,374,347	9,141,523	15,191,017	7,938,980	869,359	2,246,433	9,768,068	1,309,071
Surrenders and terminations	(1,836,707)	(1,181,886)	(2,571,118)	(4,939,542)	(3,266,524)	(3,677,591)	(2,167,732)	(2,662,332)	(2,444,537)	(63,344)
Transfers between Investment Divisions	3,013,046	(294,204)	14,203,641	(17,861,520)	12,024,425	6,582,437	634,931	(1,253,958)	1,573,912	(5,292,365)
Contract owner charges (Note 3)	(462,469)	(266,181)	(679,657)	(1,337,458)	(579,701)	(436,433)	(322,885)	(472,461)	(402,823)	(42,501)
Net increase (decrease) in net assets from
contract transactions	7,025,037	1,991,604	27,327,213	(14,996,997)	23,369,217	10,407,393	(986,327)	(2,142,318)	8,494,620	(4,089,139)

Net increase (decrease) in net assets	8,479,010	(918,401)	23,995,713	(27,143,041)	22,951,262	9,837,634	(7,463,669)	(3,609,702)	7,692,687	(4,554,499)

Net assets beginning of period	41,507,939	25,894,177	53,056,311	125,832,581	50,237,695	38,737,124	33,153,871	43,036,133	40,786,701	4,554,499

Net assets end of period	$49,986,949	$24,975,776	$77,052,024	$98,689,540	$73,188,957	$48,574,758	$25,690,202	$39,426,431	$48,479,388	$—

[1] Contract unit transactions
Units Outstanding at December 31, 2014	2,252,804	965,725	2,095,064	9,277,064	1,311,485	1,926,405	2,645,587	3,363,371	2,888,374	312,511

Units Issued	749,477	243,555	1,426,426	1,262,279	909,089	1,232,751	404,914	426,459	1,418,870	137,284
Units Redeemed	(378,192)	(171,704)	(390,484)	(2,411,477)	(370,313)	(734,767)	(501,697)	(590,428)	(829,732)	(449,795)

Units Outstanding at December 31, 2015	2,624,089	1,037,576	3,131,006	8,127,866	1,850,261	2,424,389	2,548,804	3,199,402	3,477,512	—

(a) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Global Alpha Fund - A (a)	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A
Operations
Net investment income (loss)	$63,372	$132,200	$(12,706)	$166,295	$594,514	$122,274	$(542,258)	$42,921	$(708,965)	$8,466
Net realized gain (loss) on investments	(805,744)	204,376	(130,292)	4,561,294	146,482	541,237	10,474,260	15,680,393	11,936,807	72,632
Net change in unrealized appreciation
(depreciation) on investments	(4,857,938)	(2,301,161)	400,438	(7,115,106)	(3,441,548)	(796,280)	(14,686,799)	(17,356,941)	(16,701,569)	(305,764)
Net increase (decrease) in net assets
from operations	(5,600,310)	(1,964,585)	257,440	(2,387,517)	(2,700,552)	(132,769)	(4,754,797)	(1,633,627)	(5,473,727)	(224,666)

Contract transactions [1]
Purchase payments (Note 4)	7,221,805	10,060,486	57,188	7,616,576	15,359,984	3,176,400	23,269,809	58,104,175	17,804,744	1,095,542
Surrenders and terminations	(626,203)	(677,342)	(14,545)	(3,038,441)	(3,723,656)	(543,411)	(4,227,741)	(11,962,614)	(4,123,705)	(109,337)
Transfers between Investment Divisions	2,167,766	10,672,140	(3,323,662)	610,202	3,508,792	5,823,379	7,751,167	5,146,587	6,155,443	(870,260)
Contract owner charges (Note 3)	(360,689)	(260,062)	(5,003)	(806,174)	(677,916)	(147,575)	(1,017,756)	(2,955,255)	(789,614)	(899)
Net increase (decrease) in net assets from
contract transactions	8,402,679	19,795,222	(3,286,022)	4,382,163	14,467,204	8,308,793	25,775,479	48,332,893	19,046,868	115,046

Net increase (decrease) in net assets	2,802,369	17,830,637	(3,028,582)	1,994,646	11,766,652	8,176,024	21,020,682	46,699,266	13,573,141	(109,620)

Net assets beginning of period	27,609,808	13,852,122	3,028,582	69,790,560	61,638,103	8,810,940	91,314,622	259,697,442	74,714,387	3,140,604

Net assets end of period	$30,412,177	$31,682,759	$—	$71,785,206	$73,404,755	$16,986,964	$112,335,304	$306,396,708	$88,287,528	$3,030,984

[1] Contract unit transactions
Units Outstanding at December 31, 2014	2,947,475	963,095	314,858	5,342,150	3,631,130	562,137	3,482,334	14,603,665	3,286,182	263,832

Units Issued	1,773,434	1,927,445	18,227	1,157,514	1,997,846	848,789	1,833,941	6,329,703	1,528,426	176,680
Units Redeemed	(831,750)	(611,434)	(333,085)	(845,720)	(1,206,802)	(364,752)	(862,625)	(3,629,379)	(702,170)	(168,459)

Units Outstanding at December 31, 2015	3,889,159	2,279,106	—	5,653,944	4,422,174	1,046,174	4,453,650	17,303,989	4,112,438	272,053

(a) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A	JNL/Oppenheimer Emerging Markets Innovator Fund - A (a)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A
Operations
Net investment income (loss)	$(156,308)	$(6,616)	$(63,637)	$(146,222)	$(69,029)	$(1,142)	$(461,638)	$1,751,307	$3,193,711	$1,881,330
Net realized gain (loss) on investments	(121,083)	(5,602)	(127,931)	498,643	602,325	(13,452)	3,905,256	(2,751,704)	3,742,892	(414,418)
Net change in unrealized appreciation
(depreciation) on investments	(1,052,058)	(62,785)	(492,997)	(1,085,957)	(1,625,639)	(9,254)	(2,965,792)	(2,707,121)	(9,581,852)	(3,680,783)
Net increase (decrease) in net assets
from operations	(1,329,449)	(75,003)	(684,565)	(733,536)	(1,092,343)	(23,848)	477,826	(3,707,518)	(2,645,249)	(2,213,871)

Contract transactions [1]
Purchase payments (Note 4)	3,596,588	1,160,064	5,496,635	2,098,337	7,175,131	331,515	10,594,996	7,585,706	23,573,555	13,926,156
Surrenders and terminations	(910,252)	(10,916)	(372,344)	(203,371)	(1,362,116)	(208)	(3,449,804)	(4,411,986)	(16,051,251)	(6,788,009)
Transfers between Investment Divisions	16,005,122	(10,676)	2,686,479	2,661,189	(1,893,241)	35,810	20,168,793	(5,272,465)	(11,983,620)	(6,245,050)
Contract owner charges (Note 3)	(5,859)	(45)	(2,365)	(110,466)	(332,131)	(25)	(795,447)	(880,189)	(2,572,208)	(621,792)
Net increase (decrease) in net assets from
contract transactions	18,685,599	1,138,427	7,808,405	4,445,689	3,587,643	367,092	26,518,538	(2,978,934)	(7,033,524)	271,305

Net increase (decrease) in net assets	17,356,150	1,063,424	7,123,840	3,712,153	2,495,300	343,244	26,996,364	(6,686,452)	(9,678,773)	(1,942,566)

Net assets beginning of period	1,847,860	167,558	680,353	7,083,749	30,886,409	—	56,344,989	82,536,875	234,444,480	78,107,012

Net assets end of period	$19,204,010	$1,230,982	$7,804,193	$10,795,902	$33,381,709	$343,244	$83,341,353	$75,850,423	$224,765,707	$76,164,446

[1] Contract unit transactions
Units Outstanding at December 31, 2014	177,553	16,167	65,500	561,572	2,913,725	—	3,057,323	6,085,762	12,021,745	7,273,814

Units Issued	2,096,498	138,935	1,155,395	513,500	1,564,381	57,384	2,029,831	1,162,851	2,189,238	3,026,868
Units Redeemed	(366,850)	(27,890)	(424,835)	(165,943)	(1,240,904)	(16,669)	(671,826)	(1,396,095)	(2,596,515)	(3,010,539)

Units Outstanding at December 31, 2015	1,907,201	127,212	796,060	909,129	3,237,202	40,715	4,415,328	5,852,518	11,614,468	7,290,143

(a) Commencement of operations April 27, 2015.
See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A	JNL/S&P Intrinsic Value Fund - A
Operations
Net investment income (loss)	$4,418,337	$(130,212)	$(159,028)	$(141,528)	$1,193,967	$14,243,265	$(386,793)	$1,729,668	$863	$(288,683)
Net realized gain (loss) on investments	(3,269,785)	2,792,208	1,654,231	495,216	1,512,871	22,444,432	7,375,418	14,272,834	(6,180)	7,796,113
Net change in unrealized appreciation
(depreciation) on investments	(9,948,750)	(4,520,066)	(3,570,629)	(1,292,095)	(3,182,136)	(61,301,159)	(7,724,310)	(17,627,664)	(125,176)	(18,541,796)
Net increase (decrease) in net assets
from operations	(8,800,198)	(1,858,070)	(2,075,426)	(938,407)	(475,298)	(24,613,462)	(735,685)	(1,625,162)	(130,493)	(11,034,366)

Contract transactions [1]
Purchase payments (Note 4)	15,231,802	3,097,132	4,254,437	1,192,667	3,186,572	94,130,828	11,046,361	19,314,204	1,060,996	15,645,685
Surrenders and terminations	(6,152,249)	(859,787)	(453,750)	(404,164)	(951,618)	(12,290,658)	(2,156,523)	(7,820,016)	(8,950)	(1,639,019)
Transfers between Investment Divisions	(17,159,508)	972,919	13,454,102	(946,358)	(1,029,966)	41,879,469	12,760,775	(1,541,508)	674,738	(2,406,715)
Contract owner charges (Note 3)	(953,107)	(203,509)	(246,950)	(88,647)	(172,862)	(3,742,775)	(588,920)	(2,163,282)	(74)	(675,573)
Net increase (decrease) in net assets from
contract transactions	(9,033,062)	3,006,755	17,007,839	(246,502)	1,032,126	119,976,864	21,061,693	7,789,398	1,726,710	10,924,378

Net increase (decrease) in net assets	(17,833,260)	1,148,685	14,932,413	(1,184,909)	556,828	95,363,402	20,326,008	6,164,236	1,596,217	(109,988)

Net assets beginning of period	106,798,237	17,364,948	12,126,485	9,690,370	24,825,692	314,114,563	43,252,532	182,015,233	141,774	59,875,272

Net assets end of period	$88,964,977	$18,513,633	$27,058,898	$8,505,461	$25,382,520	$409,477,965	$63,578,540	$188,179,469	$1,737,991	$59,765,284

[1] Contract unit transactions
Units Outstanding at December 31, 2014	5,575,769	1,046,259	775,362	374,172	1,679,930	15,734,311	2,092,340	10,200,006	15,031	2,719,551

Units Issued	1,769,586	493,826	1,265,488	97,818	402,344	9,412,161	2,033,156	2,823,220	210,477	1,799,187
Units Redeemed	(2,316,503)	(310,276)	(215,634)	(108,940)	(338,898)	(3,236,363)	(1,053,601)	(2,406,644)	(35,189)	(1,330,014)

Units Outstanding at December 31, 2015	5,028,852	1,229,809	1,825,216	363,050	1,743,376	21,910,109	3,071,895	10,616,582	190,319	3,188,724

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A
Operations
Net investment income (loss)	$(2,215,047)	$(2,270,725)	$(5,425,513)	$(4,473,414)	$(6,989,908)	$(94,398)	$(61,690)	$(27,989)	$(3,127,828)	$(2,873,733)
Net realized gain (loss) on investments	3,306,843	1,920,158	10,699,516	5,326,520	10,409,508	125,296	3,513,503	(10,603)	23,739,022	23,169,903
Net change in unrealized appreciation
(depreciation) on investments	(3,724,607)	(4,116,823)	(11,449,843)	(8,475,227)	(13,755,967)	(1,288,075)	(6,758,450)	(16,747)	(4,867,297)	(12,646,178)
Net increase (decrease) in net assets
from operations	(2,632,811)	(4,467,390)	(6,175,840)	(7,622,121)	(10,336,367)	(1,257,177)	(3,306,637)	(55,339)	15,743,897	7,649,992

Contract transactions [1]
Purchase payments (Note 4)	19,856,095	15,675,234	39,538,384	26,937,856	46,253,223	4,890,566	6,274,428	2,217,587	38,861,743	25,657,823
Surrenders and terminations	(10,191,240)	(12,726,558)	(21,590,040)	(21,279,986)	(27,500,060)	(133,251)	(1,467,425)	(174,403)	(9,230,233)	(9,047,556)
Transfers between Investment Divisions	(5,828,532)	(765,996)	(7,672,149)	(5,403,874)	(14,097,351)	4,225,938	(3,825,893)	(20,790)	47,994,655	14,871,615
Contract owner charges (Note 3)	(1,506,483)	(1,644,590)	(3,946,414)	(3,401,150)	(5,177,194)	(71,937)	(366,398)	(1,111)	(2,060,620)	(2,013,929)
Net increase (decrease) in net assets from
contract transactions	2,329,840	538,090	6,329,781	(3,147,154)	(521,382)	8,911,316	614,712	2,021,283	75,565,545	29,467,953

Net increase (decrease) in net assets	(302,971)	(3,929,300)	153,941	(10,769,275)	(10,857,749)	7,654,139	(2,691,925)	1,965,944	91,309,442	37,117,945

Net assets beginning of period	135,814,856	146,025,915	339,783,231	291,635,804	454,436,123	3,467,959	33,313,339	1,766,871	168,167,007	162,597,725

Net assets end of period	$135,511,885	$142,096,615	$339,937,172	$280,866,529	$443,578,374	$11,122,098	$30,621,414	$3,732,815	$259,476,449	$199,715,670

[1] Contract unit transactions
Units Outstanding at December 31, 2014	6,773,967	10,832,646	16,780,767	19,457,276	23,808,145	306,657	1,800,204	184,982	3,515,558	2,134,282

Units Issued	1,629,696	2,464,562	3,280,645	3,035,750	3,794,374	1,086,213	877,330	315,517	2,094,816	784,678
Units Redeemed	(1,521,790)	(2,421,779)	(2,982,343)	(3,262,784)	(3,865,059)	(276,043)	(861,973)	(103,627)	(703,666)	(434,163)

Units Outstanding at December 31, 2015	6,881,873	10,875,429	17,079,069	19,230,242	23,737,460	1,116,827	1,815,561	396,872	4,906,708	2,484,797

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC 25 Fund - A (b)	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A
Operations
Net investment income (loss)	$(231,616)	$(744,690)	$(142)	$(700,396)	$(968,419)	$(32,554)	$690,437	$244,282	$(394,484)	$(141,142)
Net realized gain (loss) on investments	(144,580)	11,218,694	(38)	15,485,679	286	6,068,585	(1,083,764)	593,095	5,101,543	4,150,299
Net change in unrealized appreciation
(depreciation) on investments	(287,038)	(13,910,085)	(1,101)	(20,672,311)	—	(8,135,839)	(2,554,284)	(699,412)	(3,774,342)	(5,450,290)
Net increase (decrease) in net assets
from operations	(663,234)	(3,436,081)	(1,281)	(5,887,028)	(968,133)	(2,099,808)	(2,947,611)	137,965	932,717	(1,441,133)

Contract transactions [1]
Purchase payments (Note 4)	14,635,074	16,706,518	36,912	50,511,134	71,030,701	4,285,933	2,241,803	376,421	11,958,999	10,841,853
Surrenders and terminations	(3,479,171)	(5,009,726)	—	(12,380,704)	(8,303,002)	(2,000,515)	(2,139,712)	(436,065)	(1,540,103)	(2,103,857)
Transfers between Investment Divisions	824,794	(2,274,554)	(2,133)	(15,057,547)	(58,092,261)	501,616	(38,186,479)	(1,006,141)	18,992,390	5,500,855
Contract owner charges (Note 3)	(496,721)	(939,681)	—	(2,435,702)	(543,505)	(462,516)	(300,920)	(124,957)	(409,428)	(508,397)
Net increase (decrease) in net assets from
contract transactions	11,483,976	8,482,557	34,779	20,637,181	4,091,933	2,324,518	(38,385,308)	(1,190,742)	29,001,858	13,730,454

Net increase (decrease) in net assets	10,820,742	5,046,476	33,498	14,750,153	3,123,800	224,710	(41,332,919)	(1,052,777)	29,934,575	12,289,321

Net assets beginning of period	47,459,434	98,722,040	—	214,172,741	67,667,243	44,081,327	41,332,919	12,292,820	30,112,362	39,790,243

Net assets end of period	$58,280,176	$103,768,516	$33,498	$228,922,894	$70,791,043	$44,306,037	$—	$11,240,043	$60,046,937	$52,079,564

[1] Contract unit transactions
Units Outstanding at December 31, 2014	4,599,060	4,005,270	—	5,422,463	5,497,382	1,429,471	1,765,602	1,608,044	1,375,093	3,360,811

Units Issued	2,726,650	1,192,792	3,805	2,143,354	9,993,009	330,062	239,327	138,216	1,702,742	2,394,745
Units Redeemed	(1,625,342)	(844,139)	(250)	(1,661,868)	(9,602,129)	(254,303)	(2,004,929)	(299,663)	(455,938)	(1,253,685)

Units Outstanding at December 31, 2015	5,700,368	4,353,923	3,555	5,903,949	5,888,262	1,505,230	—	1,446,597	2,621,897	4,501,871

(a) Commencement of operations April 27, 2015.
(b) The period is from January 1, 2015 through September 28, 2015, the date the Fund was acquired.

See notes to financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC JNL Optimized 5 Fund - A (b)	JNL/MC Nasdaq 25 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A	JNL/MC Value Line 30 Fund - A (b)	JNL/PPM America Total Return Fund - A (a) (c)
Operations
Net investment income (loss)	$(1,990,864)	$2,648,698	$(175,100)	$(463,468)	$80,594	$18,566	$197,568	$(858,200)	$(147,257)	$81,106
Net realized gain (loss) on investments	15,478,236	10,297,765	8,746,432	7,900,167	(678,457)	10,198,929	5,859,967	10,598,779	2,854,716	(57,470)
Net change in unrealized appreciation
(depreciation) on investments	(9,616,941)	(25,734,763)	(7,327,861)	(7,320,852)	(21,264,453)	(13,570,570)	(7,309,524)	(7,478,686)	(2,804,046)	(95,626)
Net increase (decrease) in net assets
from operations	3,870,431	(12,788,300)	1,243,471	115,847	(21,862,316)	(3,353,075)	(1,251,989)	2,261,893	(96,587)	(71,990)

Contract transactions [1]
Purchase payments (Note 4)	50,315,637	8,354,495	569,376	12,588,847	15,526,451	1,504,365	2,511,243	21,582,598	613,531	2,320,546
Surrenders and terminations	(7,404,136)	(22,824,741)	(993,702)	(2,440,817)	(2,970,192)	(1,468,861)	(936,277)	(3,719,615)	(886,042)	(21,025)
Transfers between Investment Divisions	33,375,485	18,116,147	(36,089,027)	(4,049,125)	12,245,918	27,940,204	(3,116,605)	13,592,020	(35,250,040)	2,508,745
Contract owner charges (Note 3)	(1,896,668)	(2,106,422)	(114,829)	(465,328)	(906,776)	(226,970)	(193,235)	(951,977)	(84,105)	(19,040)
Net increase (decrease) in net assets from
contract transactions	74,390,318	1,539,479	(36,628,182)	5,633,577	23,895,401	27,748,738	(1,734,874)	30,503,026	(35,606,656)	4,789,226

Net increase (decrease) in net assets	78,260,749	(11,248,821)	(35,384,711)	5,749,424	2,033,085	24,395,663	(2,986,863)	32,764,919	(35,703,243)	4,717,236

Net assets beginning of period	132,507,389	250,440,895	35,384,711	44,616,272	71,624,130	5,162,750	18,732,411	72,883,315	35,703,243	—

Net assets end of period	$210,768,138	$239,192,074	$—	$50,365,696	$73,657,215	$29,558,413	$15,745,548	$105,648,234	$—	$4,717,236

[1] Contract unit transactions
Units Outstanding at December 31, 2014	5,236,221	14,279,030	2,688,507	2,079,983	2,011,900	330,574	1,167,734	6,680,648	2,479,494	—

Units Issued	4,634,330	3,353,907	343,150	1,231,751	1,322,493	2,222,868	283,408	5,101,205	96,202	439,529
Units Redeemed	(1,977,587)	(3,360,796)	(3,031,657)	(978,862)	(608,033)	(455,085)	(408,927)	(2,399,799)	(2,575,696)	(133,457)

Units Outstanding at December 31, 2015	7,892,964	14,272,141	—	2,332,872	2,726,360	2,098,357	1,042,215	9,382,054	—	306,072

(a) The Fund was made available to the separate account effective April 27, 2015.
(b) The period is from January 1, 2015 through April 27, 2015, the date the Fund was acquired.
(c) On April 25, 2016, JNL/PPM America Total Return Fund was created in JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in

    JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Changes for the year ended December 31, 2015 reflects activity of the acquiring fund formerly in JNL Investors Series Trust.

See notes to financial statements.

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2016

Note 1 - Organization

Jackson National Life Insurance Company of New York (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended.

The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained one-hundred forty-seven (147) Investment Divisions during 2016, but currently contains one-hundred forty-three (143) Investment Divisions as of December 31, 2016. These Investment Divisions each invested in shares of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2016:

Jackson Variable Series Trust
JG - Alt 100 Fund(1)(3)
JG - Conservative Fund(1)(3)
JG - Equity 100 Fund(1)(3)
JG - Fixed Income 100 Fund(1)(3)
JG - Growth Fund(1)(3)
JG - Interest Rate Opportunities Fund(1)(3)
JG - Maximum Growth Fund(1)(3)
JG - Moderate Fund(1)(3)
JG - Moderate Growth Fund(1)(3)
JG - Real Assets Fund(1)(3)
JNL Tactical ETF Conservative Fund

JNL Tactical ETF Growth Fund
JNL Tactical ETF Moderate Fund
JNL/American Funds® Global Growth Fund
JNL/American Funds® Growth Fund
JNL/AQR Risk Parity Fund
JNL/BlackRock Global Long Short Credit Fund
JNL/DFA U.S. Micro Cap Fund
JNL/DoubleLine Total Return Fund
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
JNL/Epoch Global Shareholder Yield Fund
JNL/FAMCO Flex Core Covered Call Fund
JNL/Lazard International Strategic Equity Fund

JNL/MC Frontier Markets 100 Index Fund(4)(7)
JNL/Neuberger Berman Currency Fund
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
JNL/Nicholas Convertible Arbitrage Fund
JNL/PIMCO Credit Income Fund
JNL/PPM America Long Short Credit Fund(2)
JNL/T. Rowe Price Capital Appreciation Fund
JNL/The Boston Company Equity Income Fund
JNL/The London Company Focused U.S. Equity Fund
JNL/Van Eck International Gold Fund
JNL/WCM Focused International Equity Fund

JNL® Series Trust
JNL Alt 65 Fund - A(1)(8)
JNL Disciplined Growth Fund - A(1)(8)
JNL Disciplined Moderate Fund - A(1)(8)
JNL Disciplined Moderate Growth Fund - A(1)(8)
JNL Institutional Alt 20 Fund - A(1)(8)
JNL Institutional Alt 35 Fund - A(1)(8)
JNL Institutional Alt 50 Fund - A(1)(8)
JNL Multi-Manager Alternative Fund - A(8)
JNL Multi-Manager Mid Cap Fund - A(8)
JNL Multi-Manager Small Cap Growth Fund - A(8)

JNL Multi-Manager Small Cap Value Fund - A(8)
JNL/AB Dynamic Asset Allocation Fund - A(8)
JNL/American Funds® Balanced Allocation Fund - A(1)(8)
JNL/American Funds Blue Chip Income and Growth Fund - A(8)
JNL/American Funds Global Bond Fund - A(8)
JNL/American Funds Global Small Capitalization Fund - A(8)
JNL/American Funds Growth-Income Fund - A(8)
JNL/American Funds Growth Allocation Fund - A(1)(8)
JNL/American Funds International Fund - A(8)
JNL/American Funds New World Fund - A(8)

JNL/AQR Managed Futures Strategy Fund - A(8)
JNL/BlackRock Global Allocation Fund - A(8)
JNL/BlackRock Large Cap Select Growth Fund - A(8)
JNL/BlackRock Natural Resources Fund - A(8)
JNL/Boston Partners Global Long Short Equity Fund - A(8)
JNL/Brookfield Global Infrastructure and MLP Fund - A(8)
JNL/Capital Guardian Global Balanced Fund - A(8)
JNL/Capital Guardian Global Diversified Research
Fund - A(7)(8)

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 1 - Organization (continued)
JNL® Series Trust
JNL/Causeway International Value Select Fund - A(8)
JNL/Crescent High Income Fund - A(8)
JNL/DFA U.S. Core Equity Fund - A(8)
JNL/DoubleLine Emerging Markets Fixed Income Fund - A(8)
JNL/DoubleLine Shiller Enhanced CAPE Fund - A(8)
JNL/Eastspring Investments Asia ex-Japan Fund - A(2)(7)(8)
JNL/FPA + DoubleLine Flexible Allocation Fund - A(6)(8)
JNL/Franklin Templeton Founding Strategy Fund - A(1)(8)
JNL/Franklin Templeton Global Growth Fund - A(8)
JNL/Franklin Templeton Global Multisector Bond Fund - A(8)
JNL/Franklin Templeton Income Fund - A(8)
JNL/Franklin Templeton International Small Cap Growth Fund - A(8)
JNL/Franklin Templeton Mutual Shares Fund - A(8)
JNL/Goldman Sachs Core Plus Bond Fund - A(8)
JNL/Goldman Sachs Emerging Markets Debt Fund - A(8)
JNL/Goldman Sachs Mid Cap Value Fund - A(8)
JNL/Goldman Sachs U.S. Equity Flex Fund - A(8)
JNL/Harris Oakmark Global Equity Fund - A(8)
JNL/Invesco China-India Fund - A(2)(6)(8)
JNL/Invesco Global Real Estate Fund - A(8)
JNL/Invesco International Growth Fund - A(8)
JNL/Invesco Large Cap Growth Fund - A(7)(8)
JNL/Invesco Mid Cap Value Fund - A(8)
JNL/Invesco Small Cap Growth Fund - A(8)
JNL/JPMorgan MidCap Growth Fund - A(8)

JNL/JPMorgan U.S. Government & Quality Bond Fund - A(8)
JNL/Lazard Emerging Markets Fund - A(8)
JNL/MC 10 x 10 Fund - A(1)(4)(8)
JNL/MC Bond Index Fund - A(4)(8)
JNL/MC Emerging Markets Index Fund - A(4)(8)
JNL/MC European 30 Fund - A(4)(8)
JNL/MC Index 5 Fund - A(1)(4)(8)
JNL/MC International Index Fund - A(4)(8)
JNL/MC Pacific Rim 30 Fund - A(4)(8)
JNL/MC S&P 400 MidCap Index Fund - A(4)(8)
JNL/MC S&P 500 Index Fund - A(4)(8)
JNL/MC Small Cap Index Fund - A(4)(8)
JNL/MC Utilities Sector Fund - A(4)(8)
JNL/MMRS Conservative Fund - A(8)
JNL/MMRS Growth Fund - A(8)
JNL/MMRS Moderate Fund - A(8)
JNL/Morgan Stanley Mid Cap Growth Fund - A(8)
JNL/Neuberger Berman Strategic Income Fund - A(8)
JNL/Oppenheimer Emerging Markets Innovator Fund - A(8)
JNL/Oppenheimer Global Growth Fund - A(8)
JNL/PIMCO Real Return Fund - A(8)
JNL/PIMCO Total Return Bond Fund - A(8)
JNL/PPM America Floating Rate Income Fund - A(2)(8)
JNL/PPM America High Yield Bond Fund - A(2)(8)
JNL/PPM America Mid Cap Value Fund - A(2)(8)

JNL/PPM America Small Cap Value Fund - A(2)(8)
JNL/PPM America Total Return Fund - A(2)(8)
JNL/PPM America Value Equity Fund - A(2)(8)
JNL/Red Rocks Listed Private Equity Fund - A(8)
JNL/S&P 4 Fund - A(1)(8)
JNL/S&P Competitive Advantage Fund - A(8)
JNL/S&P Dividend Income & Growth Fund - A(8)
JNL/S&P International 5 Fund - A(8)
JNL/S&P Intrinsic Value Fund - A(8)
JNL/S&P Managed Aggressive Growth Fund - A(8)
JNL/S&P Managed Conservative Fund - A(8)
JNL/S&P Managed Growth Fund - A(8)
JNL/S&P Managed Moderate Fund - A(8)
JNL/S&P Managed Moderate Growth Fund - A(8)
JNL/S&P Mid 3 Fund - A(8)
JNL/S&P Total Yield Fund - A(8)
JNL/Scout Unconstrained Bond Fund - A(8)
JNL/T. Rowe Price Established Growth Fund - A(8)
JNL/T. Rowe Price Mid-Cap Growth Fund - A(8)
JNL/T. Rowe Price Short-Term Bond Fund - A(8)
JNL/T. Rowe Price Value Fund - A(8)
JNL/Westchester Capital Event Driven Fund - A(8)
JNL/WMC Balanced Fund - A(8)
JNL/WMC Money Market Fund - A(8)
JNL/WMC Value Fund - A(8)

JNL Variable Fund LLC
JNL/MC Communications Sector Fund - A(4)(8)(9) JNL/MC Consumer Brands Sector Fund - A(4)(8) JNL/MC Financial Sector Fund - A(4)(8)	JNL/MC Healthcare Sector Fund - A(4)(8) JNL/MC JNL 5 Fund - A(4)(8) JNL/MC Nasdaq® 100 Fund - A(4)(5)(8)	JNL/MC Oil & Gas Sector Fund - A(4)(8) JNL/MC S&P® 24 Fund - A(4)(8) JNL/MC S&P® SMid 60 Fund - A(4)(8) JNL/MC Technology Sector Fund - A(4)(8)

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 1 - Organization (continued)

Jackson National Asset Management, LLC (“JNAM”) serves as investment adviser for the Funds comprising the Jackson Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC and JNL Investors Series Trust. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.

During the year ended December 31, 2016, the following Funds changed names:

PRIOR FUND NAME	CURRENT FUND NAME	EFFECTIVE DATE
JNL/Eastspring Investments China-India Fund	JNL/Invesco China-India Fund	April 25, 2016
JNL/Ivy Asset Strategy Fund	JNL/FPA + DoubleLine Flexible Allocation Fund	April 25, 2016
JNL/MC Nasdaq® 25 Fund	JNL/MC Nasdaq® 100 Fund	April 25, 2016

During the year ended December 31, 2016, the following Fund acquisitions were completed:

ACQUIRED FUND	ACQUIRING FUND	DATE OF ACQUISITION
JNL/MC Frontier Markets 100 Index Fund	JNL/MC Emerging Markets Index Fund	April 25, 2016
JNL/Capital Guardian Global Diversified Research Fund	JNL/Oppenheimer Global Growth Fund	April 25, 2016
JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Invesco China-India Fund	April 25, 2016
JNL/Invesco Large Cap Growth Fund	JNL/BlackRock Large Cap Select Growth Fund	April 25, 2016
JNL/PPM America Total Return Fund(10)	JNL/PPM America Total Return Fund(10)	April 25, 2016

(1) The Fund is a Fund of Fund advised by JNAM, an affiliate of Jackson and has no sub-adviser.
(2) The Fund is or was sub-advised by an affiliate of Jackson during the year.
(3) “JG” denotes the Fund of Fund group JNAM Guidance throughout these financial statements.
(4) “MC” denotes the sub-adviser Mellon Capital throughout these financial statements.
(5) The Fund’s name was changed during the year ended December 31, 2016 to align the Fund name with its investment strategy.
(6) The Fund’s name was changed during the year ended December 31, 2016 due to a change in adviser or sub-adviser(s).
(7) This Fund was acquired during the year and is no longer available as of December 31, 2016.
(8) “A” denotes Class A shares of the respective Fund throughout these financial statements.
(9) JNL/MC Communications Sector Fund is closed to new contract owners.
(10) The purpose of the acquisition was to facilitate an acquisition of a Fund with the same name and investment objective in JNL Investors Series Trust into a Fund in JNL Series Trust. Although the Fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring Fund for financial reporting purposes. The acquired Fund had no activity prior to inception on April 25, 2016 nor did it hold any investments on April 25, 2016, and as a result, there were no results of operations, net assets, cost basis or market value carried forward from the acquired Fund to the acquiring Fund.

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments

The Separate Account’s ‘Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which represent fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Separate Account’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. The Interpretation requires that management evaluate the tax positions taken in the returns which remain subject to examination by the Internal Revenue Service and other tax jurisdictions. JNAM completed an evaluation of the Separate Account’s tax positions and based on that evaluation, determined that no provision for federal income tax is required in the Separate Account’s financial statements during the year ended December 31, 2016.

FASB ASC Topic 820, “Fair Value Measurement”

As of December 31, 2016, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued as a practical expedient at their daily reported net asset value (“NAV”) and as such are not included in the fair value hierarchy required under FASB ASC Topic 820, “Fair Value Measurement”.  On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Easter Time).  The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment valued as a practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 3 - Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.

Contract Owner Charges

The following charges are assessed to the contract owner by redemption of contract units outstanding:

Contract Maintenance Charge

An annual contract maintenance charge of $30 - $35 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.

Transfer Charge

A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge

During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% to 0.90%, depending on the contract, of the Guaranteed Minimum Income Benefit (“GMIB”) base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 3.00%, depending on the contract of the Guaranteed Withdrawal Balance (“GWB”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.42% to 0.72%, depending on the contract, of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 3 - Contract Charges (continued)

Asset-based Charges

The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.05% to 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual costs of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0%. Currently, New York does not impose premium taxes.

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2016

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $81,082 and $159,680 to the Separate Account in the form of additional premium to contract owner’s accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments from contract transactions.

Note 5 - Purchases and Sales of Investments

For the year ended December 31, 2016, cost of purchases and proceeds from sales of the Investment Divisions’ investments in the corresponding Funds are as follows:

Jackson Variable Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JG - Alt 100 Fund	$ 3,739,329	$ 5,414,333	JNL/DFA U.S. Micro Cap Fund	$886,892	$ 512,996
JG - Conservative Fund	3,810,518	2,696,147	JNL/DoubleLine Total Return Fund	53,117,436	19,815,829
JG - Equity 100 Fund	1,272,748	914,484	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	1,261,887	408,973
JG - Fixed Income 100 Fund	515,585	1,543,205	JNL/Epoch Global Shareholder Yield Fund	1,309,462	718,476
JG - Growth Fund	6,087,231	1,441,189	JNL/FAMCO Flex Core Covered Call Fund	2,042,230	3,198,687
JG - Interest Rate Opportunities Fund	492,726	647,370	JNL/Lazard International Strategic Equity Fund	1,739,176	764,079
JG - Maximum Growth Fund	2,213,587	2,044,461	JNL/MC Frontier Markets 100 Index Fund*	71,481	822,918
JG - Moderate Fund	5,608,148	4,160,924	JNL/Neuberger Berman Currency Fund	471,403	314,555
JG - Moderate Growth Fund	6,277,726	8,298,342	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	291,464	271,780
JG - Real Assets Fund	145,531	360,036	JNL/Nicholas Convertible Arbitrage Fund	1,324,234	2,643,858
JNL Tactical ETF Conservative Fund	6,486,143	1,137,560	JNL/PIMCO Credit Income Fund	9,209,248	2,413,681
JNL Tactical ETF Growth Fund	7,538,419	2,675,789	JNL/PPM America Long Short Credit Fund	515,619	158,181
JNL Tactical ETF Moderate Fund	9,910,384	3,956,162	JNL/T. Rowe Price Capital Appreciation Fund	27,494,252	5,613,454
JNL/American Funds Global Growth Fund	2,710,169	1,494,311	JNL/The Boston Company Equity Income Fund	2,386,192	2,077,284
JNL/American Funds Growth Fund	4,497,903	2,326,868	JNL/The London Company Focused U.S. Equity Fund	625,536	243,078
JNL/AQR Risk Parity Fund	678,712	267,570	JNL/Van Eck International Gold Fund	3,105,269	2,029,842
JNL/BlackRock Global Long Short Credit Fund	925,785	1,049,399	JNL/WCM Focused International Equity Fund	918,729	539,365

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 5 - Purchases and Sales of Investments (continued)

JNL Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL Alt 65 Fund - A	$2,027,858	$4,511,441	JNL/Franklin Templeton Global Multisector Bond Fund - A	$8,865,144	$11,482,592
JNL Disciplined Growth Fund - A	6,870,951	8,490,796	JNL/Franklin Templeton Income Fund - A	31,004,783	28,846,250
JNL Disciplined Moderate Fund - A	14,154,895	13,095,401	JNL/Franklin Templeton International Small Cap Growth Fund - A	10,677,015	9,282,975
JNL Disciplined Moderate Growth Fund - A	24,364,660	18,067,614	JNL/Franklin Templeton Mutual Shares Fund - A	10,474,143	8,605,277
JNL Institutional Alt 20 Fund - A	8,165,206	11,905,421	JNL/Goldman Sachs Core Plus Bond Fund - A	19,537,541	17,134,892
JNL Institutional Alt 35 Fund - A	3,267,763	16,481,508	JNL/Goldman Sachs Emerging Markets Debt Fund - A	1,149,912	2,291,199
JNL Institutional Alt 50 Fund - A	14,223,278	24,056,577	JNL/Goldman Sachs Mid Cap Value Fund - A	18,011,556	18,146,518
JNL Multi-Manager Alternative Fund - A	281,773	109,610	JNL/Goldman Sachs U.S. Equity Flex Fund - A	11,854,762	15,567,261
JNL Multi-Manager Mid Cap Fund - A	489,564	131,586	JNL/Harris Oakmark Global Equity Fund - A	367,403	175,271
JNL Multi-Manager Small Cap Growth Fund - A	18,165,879	16,659,221	JNL/Invesco China-India Fund - A	18,037,551	10,170,656
JNL Multi-Manager Small Cap Value Fund - A	11,176,293	8,861,866	JNL/Invesco Global Real Estate Fund - A	26,011,522	17,293,679
JNL/AB Dynamic Asset Allocation Fund - A	778,053	440,106	JNL/Invesco International Growth Fund - A	22,221,932	10,995,691
JNL/American Funds Balanced Allocation Fund - A	33,179,933	13,244,184	JNL/Invesco Large Cap Growth Fund - A*	9,400,081	51,549,366
JNL/American Funds Blue Chip Income and Growth Fund - A	68,233,921	29,837,447	JNL/Invesco Mid Cap Value Fund - A	6,385,691	5,317,111
JNL/American Funds Global Bond Fund - A	6,422,278	5,464,348	JNL/Invesco Small Cap Growth Fund - A	25,797,186	18,858,574
JNL/American Funds Global Small Capitalization Fund - A	5,999,746	6,139,950	JNL/JPMorgan MidCap Growth Fund - A	24,161,109	24,188,715
JNL/American Funds Growth-Income Fund - A	59,602,096	28,629,613	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	52,614,765	43,376,497
JNL/American Funds Growth Allocation Fund - A	23,114,893	10,177,169	JNL/Lazard Emerging Markets Fund - A	4,429,354	5,991,838
JNL/American Funds International Fund - A	18,288,420	11,842,779	JNL/MC 10 x 10 Fund - A	9,095,863	10,643,106
JNL/American Funds New World Fund - A	11,796,344	8,556,809	JNL/MC Bond Index Fund - A	22,669,882	13,169,097
JNL/AQR Managed Futures Strategy Fund - A	6,044,751	4,415,279	JNL/MC Emerging Markets Index Fund - A	21,474,493	9,519,302
JNL/BlackRock Global Allocation Fund - A	36,620,571	33,027,141	JNL/MC European 30 Fund - A	9,237,309	13,244,440
JNL/BlackRock Large Cap Select Growth Fund - A	70,970,248	26,616,726	JNL/MC Index 5 Fund - A	15,474,753	13,452,112
JNL/BlackRock Natural Resources Fund - A	15,146,564	11,311,933	JNL/MC International Index Fund - A	22,422,961	17,666,392
JNL/Boston Partners Global Long Short Equity Fund - A	1,338,078	1,461,031	JNL/MC Pacific Rim 30 Fund - A	5,961,529	7,132,509
JNL/Brookfield Global Infrastructure and MLP Fund - A	21,304,011	12,745,208	JNL/MC S&P 400 MidCap Index Fund - A	52,979,384	26,566,263
JNL/Capital Guardian Global Balanced Fund - A	4,966,073	4,936,892	JNL/MC S&P 500 Index Fund - A	128,302,673	75,248,185
JNL/Capital Guardian Global Diversified Research Fund - A*	4,166,489	18,435,193	JNL/MC Small Cap Index Fund - A	32,688,820	20,927,391
JNL/Causeway International Value Select Fund - A	6,993,997	7,287,990	JNL/MC Utilities Sector Fund - A	3,064,252	2,029,997
JNL/Crescent High Income Fund - A	3,289,550	332,737	JNL/MMRS Conservative Fund - A	2,311,704	3,253,453
JNL/DFA U.S. Core Equity Fund - A	18,421,203	10,662,325	JNL/MMRS Growth Fund - A	404,268	278,984
JNL/DoubleLine Emerging Markets Fixed Income Fund - A	401,477	95,489	JNL/MMRS Moderate Fund - A	1,245,331	1,270,322
JNL/DoubleLine Shiller Enhanced CAPE Fund - A	3,601,036	797,704	JNL/Morgan Stanley Mid Cap Growth Fund - A	3,477,295	4,623,312
JNL/Eastspring Investments Asia ex-Japan Fund - A*	605,745	11,557,646	JNL/Neuberger Berman Strategic Income Fund - A	13,931,998	10,161,261
JNL/FPA + DoubleLine Flexible Allocation Fund - A	15,238,337	28,692,801	JNL/Oppenheimer Emerging Markets Innovator Fund - A	344,992	51,806
JNL/Franklin Templeton Founding Strategy Fund - A	5,888,028	16,114,691	JNL/Oppenheimer Global Growth Fund - A	37,946,218	24,492,295
JNL/Franklin Templeton Global Growth Fund - A	8,000,195	7,305,930	JNL/PIMCO Real Return Fund - A	19,253,275	18,287,433

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2016

Note 5 - Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/PIMCO Total Return Bond Fund - A	$ 45,689,934	$ 52,474,958	JNL/S&P Managed Growth Fund - A	$ 49,976,471	$ 62,118,993
JNL/PPM America Floating Rate Income Fund - A	28,955,003	18,463,292	JNL/S&P Managed Moderate Fund - A	38,098,516	47,747,520
JNL/PPM America High Yield Bond Fund - A	33,416,829	26,518,153	JNL/S&P Managed Moderate Growth Fund - A	57,151,598	78,445,844
JNL/PPM America Mid Cap Value Fund - A	18,125,755	6,107,126	JNL/S&P Mid 3 Fund - A	8,724,676	3,558,763
JNL/PPM America Small Cap Value Fund - A	23,523,549	9,579,477	JNL/S&P Total Yield Fund - A	16,694,494	9,827,108
JNL/PPM America Total Return Fund - A	22,076,293	7,223,759	JNL/Scout Unconstrained Bond Fund - A	1,672,971	999,982
JNL/PPM America Value Equity Fund - A	3,723,107	2,066,006	JNL/T. Rowe Price Established Growth Fund - A	87,940,093	82,471,554
JNL/Red Rocks Listed Private Equity Fund - A	6,782,330	6,176,518	JNL/T. Rowe Price Mid-Cap Growth Fund - A	49,758,666	53,580,817
JNL/S&P 4 Fund - A	126,139,304	97,996,605	JNL/T. Rowe Price Short-Term Bond Fund - A	29,057,209	25,064,770
JNL/S&P Competitive Advantage Fund - A	32,596,338	23,944,299	JNL/T. Rowe Price Value Fund - A	43,667,444	25,439,289
JNL/S&P Dividend Income & Growth Fund - A	148,176,224	50,269,175	JNL/Westchester Capital Event Driven Fund - A	173,229	54,199
JNL/S&P International 5 Fund - A	838,878	751,975	JNL/WMC Balanced Fund - A	118,093,397	44,062,869
JNL/S&P Intrinsic Value Fund - A	18,241,361	22,606,524	JNL/WMC Money Market Fund - A	129,503,863	123,406,235
JNL/S&P Managed Aggressive Growth Fund - A	26,069,914	38,563,709	JNL/WMC Value Fund - A	8,291,178	8,274,659
JNL/S&P Managed Conservative Fund - A	19,537,037	33,270,864

JNL Variable Fund LLC
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/MC Communications Sector Fund - A	$ 4,256,403	$ 3,369,195	JNL/MC Nasdaq 100 Fund - A	$ 40,697,493	$ 25,013,894
JNL/MC Consumer Brands Sector Fund - A	21,167,275	27,305,489	JNL/MC Oil & Gas Sector Fund - A	38,785,486	21,860,409
JNL/MC Financial Sector Fund - A	37,590,858	18,988,693	JNL/MC S&P 24 Fund - A	6,662,890	7,792,766
JNL/MC Healthcare Sector Fund - A	64,476,920	58,009,693	JNL/MC S&P SMid 60 Fund - A	22,349,150	5,019,225
JNL/MC JNL 5 Fund - A	22,181,126	50,670,765	JNL/MC Technology Sector Fund - A	42,442,372	34,674,196
*No longer available as of April 25, 2016.

Note 6 - Subsequent Events

Management has evaluated subsequent events for the Separate Accounts through the date the financial statements are issued and the following events occurred:

On March 20, 2017, contract holders of JNL/Mellon Capital S&P 24 Fund Investment Division as shareowners in the acquired Fund approved the acquisition of JNL/Mellon Capital S&P 24 Fund into JNL/Mellon Capital JNL 5 Fund effective after close of business on April 24, 2017. Also effective after close of business on April 24, 2017, JNL/Morgan Stanley Mid Cap Growth Fund will be acquired by JNL/T.Rowe Price Mid-Cap Growth Fund.

No other events were noted that required adjustments to the financial statements or disclosure in the notes.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
The following is a summary for each period in the five-year period ended December 31, 2015, of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other Investment Division data. Unit values for Investment Divisions that do not have any assets at period end are calculated based on the net asset value of the underlying Fund less expenses charged directly to that Investment Division of the Separate Account.

	JG - Alt 100 Fund (a)	JG - Conservative Fund (a)	JG - Equity 100 Fund (a)	JG - Fixed Income 100 Fund (b)	JG - Growth Fund (c)	JG - Interest Rate Opportunities Fund (c)	JG - Maximum Growth Fund (a)	JG - Moderate Fund (a)	JG - Moderate Growth Fund (a)	JG - Real Assets Fund (c)

Highest expense ratio
Period ended December 31, 2016

Unit Value	$10.058746	$10.729770	$13.720849	$9.741117	$11.446753	$9.543384	$12.776162	$11.959537	$12.025681	$9.271135
Total Return *	-1.14%	3.18%	5.25%	3.21%	4.68%	3.27%	5.75%	3.91%	4.45%	11.26%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2015

Unit Value	$10.174888	$10.399303	$13.035932	$9.438343	$10.935242	$9.241209	$12.081553	$11.509665	$11.513449	$8.333126
Total Return *	-2.93%	-2.92%	-2.47%	-3.31%	-2.01%	-5.10%	-2.55%	-2.56%	-2.56%	-12.60%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2014

Unit Value	$10.481547	$10.712578	$13.365617	$9.761060	$11.159017	$9.737747	$12.397100	$11.811623	$11.816086	$9.534581
Total Return *	1.00%	2.43%	3.53%	0.87%	2.87%	-0.20%	2.97%	2.42%	2.82%	-2.88%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$10.377480	$10.458925	$12.909400	$9.676550	$10.848084	$9.757431	$12.040105	$11.532356	$11.492095	$9.816898
Total Return *	2.59%	-0.40%	25.57%	-3.63%	8.34%***	-1.24%***	17.30%	10.76%	10.37%	-0.95%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.115590	$10.501299	$10.280677	$10.041492	n/a	n/a	$10.263934	$10.412254	$10.412243	n/a
Total Return *	3.27%***	4.19%***	3.38%***	-0.11%***	n/a	n/a	2.16%***	3.86%***	3.08%***	n/a
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	n/a	n/a	1.25%	1.25%	1.25%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JG - Alt 100 Fund (a)	JG - Conservative Fund (a)	JG - Equity 100 Fund (a)	JG - Fixed Income 100 Fund (b)	JG - Growth Fund (c)	JG - Interest Rate Opportunities Fund (c)	JG - Maximum Growth Fund (a)	JG - Moderate Fund (a)	JG - Moderate Growth Fund (a)	JG - Real Assets Fund (c)

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$10.257567	$10.861827	$13.958892	$9.910197	$11.616249	$9.631392	$13.028666	$12.195889	$12.263396	$9.356674
Total Return *	-0.75%	3.44%	5.67%	3.62%	5.10%	3.53%	6.17%	4.32%	4.87%	11.53%
Ratio of Expenses **	0.85%	1.00%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2015

Unit Value	$10.334693	$10.501088	$13.209294	$9.563941	$11.052980	$9.303213	$12.271280	$11.690409	$11.694285	$8.389061
Total Return *	-2.54%	-2.68%	-2.08%	-2.92%	-1.61%	-4.86%	-2.15%	-2.15%***	-2.17%	-12.38%
Ratio of Expenses **	0.85%	1.00%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2014

Unit Value	$10.603680	$10.790432	$13.489297	$9.851465	$11.234131	$9.778611	$12.541512	$11.897511	$11.953766	$9.574612
Total Return *	1.41%	2.68%	-1.55%***	-2.82%***	-0.37%***	0.05%	-0.50%***	2.68%	3.23%	-2.63%
Ratio of Expenses **	0.85%	1.00%	0.85%	0.85%	0.85%	1.00%	0.85%	1.00%	0.85%	1.00%

Period ended December 31, 2013

Unit Value	$10.456496	$10.508634	$12.951487	$9.708256	$10.866519	$9.773907	$12.097419	$11.587209	$11.579589	$9.833497
Total Return *	0.32%***	-0.15%	25.88%	-3.39%	6.27%***	-2.30%***	17.60%	11.03%	7.19%***	-0.07%***
Ratio of Expenses **	0.85%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$10.138417	$10.524862	$10.288426	$10.049233	n/a	n/a	$10.287058	$10.435657	$10.435693	n/a
Total Return *	2.29%***	1.45%***	6.81%***	0.31%***	n/a	n/a	0.28%***	0.76%***	3.72%***	n/a
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	n/a	n/a	1.00%	1.00%	1.00%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JG - Alt 100 Fund (a)	JG - Conservative Fund (a)	JG - Equity 100 Fund (a)	JG - Fixed Income 100 Fund (b)	JG - Growth Fund (c)	JG - Interest Rate Opportunities Fund (c)	JG - Maximum Growth Fund (a)	JG - Moderate Fund (a)	JG - Moderate Growth Fund (a)	JG - Real Assets Fund (c)

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$23,432	$12,341	$6,042	$4,803	$23,405	$3,610	$13,063	$33,433	$48,538	$440
Units Outstanding (in thousands)	2,308	1,141	436	488	2,024	376	1,010	2,768	3,996	47
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Period ended December 31, 2015

Net Assets (in thousands)	$25,072	$10,739	$5,301	$5,594	$17,412	$3,609	$11,982	$30,300	$47,720	$622
Units Outstanding (in thousands)	2,446	1,026	404	589	1,582	389	982	2,612	4,112	74
Investment Income Ratio *	1.16%	1.26%	2.25%	1.22%	1.65%	0.95%	1.30%	1.64%	1.32%	0.82%

Period ended December 31, 2014

Net Assets (in thousands)	$19,386	$7,768	$5,110	$3,928	$10,217	$3,670	$5,967	$23,663	$27,429	$370
Units Outstanding (in thousands)	1,840	722	380	401	912	376	478	1,992	2,308	39
Investment Income Ratio *	1.12%	0.94%	0.73%	1.84%	0.48%	1.59%	0.63%	0.92%	0.73%	1.01%

Period ended December 31, 2013

Net Assets (in thousands)	$15,147	$2,981	$2,259	$1,251	$3,163	$2,397	$4,287	$9,543	$13,172	$284
Units Outstanding (in thousands)	1,455	284	175	129	291	245	355	825	1,142	29
Investment Income Ratio *	0.03%	0.85%	0.09%	0.47%	0.00%	0.00%	0.19%	0.48%	0.17%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$6,324	$797	$292	$278	n/a	n/a	$890	$2,455	$4,377	n/a
Units Outstanding (in thousands)	624	76	28	28	n/a	n/a	87	235	420	n/a
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	n/a	n/a	0.00%	0.00%	0.00%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Tactical ETF Conservative Fund (a)	JNL Tactical ETF Growth Fund (a)	JNL Tactical ETF Moderate Fund (a)	JNL/American Funds Global Growth Fund (d)	JNL/American Funds Growth Fund (a)	JNL/AQR Risk Parity Fund (d)	JNL/BlackRock Global Long Short Credit Fund (c)	JNL/DFA U.S. Micro Cap Fund (b)	JNL/DoubleLine Total Return Fund (d)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (c)

Highest expense ratio
Period ended December 31, 2016

Unit Value	$11.528563	$13.434580	$12.623280	$11.537266	$16.296136	$10.244532	$9.896900	$16.938951	$10.192255	$10.341168
Total Return *	4.26%	7.14%	5.72%	-0.82%	7.68%	8.23%	1.50%	25.18%	-0.42%	5.14%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	2.46%	1.25%

Period ended December 31, 2015

Unit Value	$11.057196	$12.539329	$11.940608	$11.632279	$15.134524	$9.465401	$9.750850	$13.531821	$10.235384	$9.835931
Total Return *	-0.97%	-1.24%	-1.09%	5.30%	5.12%	-11.42%	-2.57%	-6.02%	-1.17%***	0.74%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	2.46%	1.25%

Period ended December 31, 2014

Unit Value	$11.165416	$12.696714	$12.072143	$11.046631	$14.397508	$10.686224	$10.008388	$14.398510	$10.478404	$9.763528
Total Return *	2.74%	3.26%	3.23%	0.79%	6.64%	6.61%	-0.07%	0.78%	5.17%	3.43%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$10.868066	$12.295748	$11.694231	$10.960114	$13.500798	$10.023693	$10.015287	$14.286772	$9.963773	$9.440133
Total Return *	5.27%	17.00%	12.29%	4.41%***	27.84%	-1.51%***	0.31%***	41.85%	-0.80%***	-5.90%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.323518	$10.508894	$10.413985	n/a	$10.560607	n/a	n/a	$10.071412	n/a	n/a
Total Return *	5.41%***	5.47%***	2.70%***	n/a	2.78%***	n/a	n/a	3.58%***	n/a	n/a
Ratio of Expenses **	1.25%	1.25%	1.25%	n/a	1.25%	n/a	n/a	1.25%	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Tactical ETF Conservative Fund (a)	JNL Tactical ETF Growth Fund (a)	JNL Tactical ETF Moderate Fund (a)	JNL/American Funds Global Growth Fund (d)	JNL/American Funds Growth Fund (a)	JNL/AQR Risk Parity Fund (d)	JNL/BlackRock Global Long Short Credit Fund (c)	JNL/DFA U.S. Micro Cap Fund (b)	JNL/DoubleLine Total Return Fund (d)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (c)

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$11.756327	$13.700122	$12.872708	$11.690078	$16.618206	$10.328920	$10.043266	$17.232673	$10.746292	$10.494169
Total Return *	3.74%***	7.57%	6.14%	-0.42%	8.11%	8.50%	1.90%	25.68%	1.19%	5.56%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2015

Unit Value	$11.165503	$12.736262	$12.128067	$11.739421	$15.372191	$9.519610	$9.855677	$13.711652	$10.619877	$9.941726
Total Return *	-0.72%	-0.84%	-0.69%	5.72%	5.54%	-11.20%	-2.18%	-5.64%	0.83%	-1.14%***
Ratio of Expenses **	1.00%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$11.246631	$12.844628	$12.212727	$11.103859	$14.565207	$10.720593	$10.075604	$14.531633	$10.532614	$9.804489
Total Return *	2.99%	0.46%***	3.65%	1.99%***	7.07%	6.88%	-1.18%***	7.80%***	5.59%	3.68%
Ratio of Expenses **	1.00%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2013

Unit Value	$10.919785	$12.354317	$11.783178	$10.968059	$13.603532	$10.030855	$10.032095	$14.333220	$9.975345	$9.456052
Total Return *	5.54%	17.30%	9.33%***	8.41%***	10.03%***	-2.10%***	0.54%***	42.21%	-1.62%***	-1.55%***
Ratio of Expenses **	1.00%	1.00%	0.85%	1.00%	0.85%	1.00%	1.00%	1.00%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$10.346749	$10.532592	$10.437409	n/a	$10.584333	n/a	n/a	$10.079057	n/a	n/a
Total Return *	3.79%***	0.75%***	5.42%***	n/a	7.76%***	n/a	n/a	6.20%***	n/a	n/a
Ratio of Expenses **	1.00%	1.00%	1.00%	n/a	1.00%	n/a	n/a	1.00%	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Tactical ETF Conservative Fund (a)	JNL Tactical ETF Growth Fund (a)	JNL Tactical ETF Moderate Fund (a)	JNL/American Funds Global Growth Fund (d)	JNL/American Funds Growth Fund (a)	JNL/AQR Risk Parity Fund (d)	JNL/BlackRock Global Long Short Credit Fund (c)	JNL/DFA U.S. Micro Cap Fund (b)	JNL/DoubleLine Total Return Fund (d)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (c)

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$11,889	$14,693	$21,901	$6,482	$17,786	$1,973	$3,494	$2,898	$61,539	$2,250
Units Outstanding (in thousands)	1,024	1,080	1,716	558	1,080	191	350	170	5,815	216
Investment Income Ratio *	1.35%	1.40%	1.38%	0.00%	0.00%	0.00%	2.79%	0.17%	1.88%	5.34%

Period ended December 31, 2015

Net Assets (in thousands)	$6,362	$9,705	$15,585	$5,206	$14,176	$1,417	$3,620	$2,124	$28,618	$1,374
Units Outstanding (in thousands)	572	767	1,293	445	929	149	369	156	2,721	139
Investment Income Ratio *	1.09%	1.14%	1.06%	0.44%	0.57%	36.53%	5.76%	0.00%	2.32%	6.87%

Period ended December 31, 2014

Net Assets (in thousands)	$5,385	$6,827	$10,651	$1,914	$7,896	$1,064	$2,205	$2,493	$8,702	$904
Units Outstanding (in thousands)	480	534	876	173	545	99	220	172	829	92
Investment Income Ratio *	0.82%	0.80%	0.74%	0.23%	0.29%	0.00%	0.00%	0.00%	0.53%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$4,758	$4,407	$7,820	$290	$3,384	$70	$775	$1,029	$463	$268
Units Outstanding (in thousands)	437	357	666	26	250	7	77	72	46	28
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	0.19%	0.00%	0.00%	1.03%	0.00%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$1,394	$801	$1,451	n/a	$445	n/a	n/a	$14	n/a	n/a
Units Outstanding (in thousands)	135	76	139	n/a	42	n/a	n/a	1	n/a	n/a
Investment Income Ratio *	2.89%	1.53%	2.05%	n/a	0.00%	n/a	n/a	0.00%	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Epoch Global Shareholder Yield Fund (a)	JNL/FAMCO Flex Core Covered Call Fund (a)	JNL/Lazard International Strategic Equity Fund (c)	JNL/MC Frontier Markets 100 Index Fund (b) (f)	JNL/Neuberger Berman Currency Fund (b)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (e)	JNL/Nicholas Convertible Arbitrage Fund (a)	JNL/PIMCO Credit Income Fund (a)	JNL/PPM America Long Short Credit Fund (c)	JNL/T. Rowe Price Capital Appreciation Fund (d)

Highest expense ratio
Period ended December 31, 2016

Unit Value	$13.421121	$12.414316	$10.819103	$8.495651	$9.728964	$6.276822	$9.906424	$10.693574	$10.241589	$12.734278
Total Return *	5.83%	6.75%	-6.30%	-0.95%	-2.82%	10.51%	2.18%	-1.09%***	9.75%	6.43%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	2.16%	1.25%	1.25%

Period ended December 31, 2015

Unit Value	$12.681527	$11.629381	$11.546871	$8.577292	$10.011404	$5.679845	$9.695055	$10.331816	$9.332169	$11.964387
Total Return *	-6.17%	-4.41%	3.11%	-15.99%	0.62%	-26.00%	-4.16%	-1.35%***	-4.94%	3.21%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	2.02%	1.25%	1.25%

Period ended December 31, 2014

Unit Value	$13.515080	$12.166246	$11.198173	$10.210125	$9.949288	$7.675001	$10.116375	$10.884006	$9.816721	$11.592746
Total Return *	4.74%	7.49%	-2.65%	-16.03%	2.08%	-22.03%***	-2.30%	6.28%	-2.66%	10.34%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2013

Unit Value	$12.903844	$11.319004	$11.502659	$12.159633	$9.746259	n/a	$10.354499	$10.241175	$10.084773	$10.506294
Total Return *	19.27%***	11.31%	15.57%***	8.67%***	-3.13%	n/a	2.06%	-2.92%	3.04%***	5.33%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	n/a	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2012

Unit Value	$10.609000	$10.169153	n/a	$10.408022	$10.061422	n/a	$10.145372	$10.549023	n/a	n/a
Total Return *	1.28%***	0.34%***	n/a	1.64%***	0.77%***	n/a	1.88%***	4.88%***	n/a	n/a
Ratio of Expenses **	1.10%	1.25%	n/a	1.00%	1.25%	n/a	1.25%	1.25%	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.
(e) Commencement of operations April 28, 2014.
(f) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.  The respective acquisition can be found on page 65 of the Notes to Financial Statements. Unit values disclosed are as of April 22, 2016.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Epoch Global Shareholder Yield Fund (a)	JNL/FAMCO Flex Core Covered Call Fund (a)	JNL/Lazard International Strategic Equity Fund (c)	JNL/MC Frontier Markets 100 Index Fund (b) (f)	JNL/Neuberger Berman Currency Fund (b)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (e)	JNL/Nicholas Convertible Arbitrage Fund (a)	JNL/PIMCO Credit Income Fund (a)	JNL/PPM America Long Short Credit Fund (c)	JNL/T. Rowe Price Capital Appreciation Fund (d)

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$13.686724	$12.659853	$10.979192	$8.619514	$9.834163	$6.344154	$10.102616	$11.402639	$10.392997	$12.902902
Total Return *	6.26%	7.18%	-5.93%	-0.83%	-2.58%	10.95%	2.59%	5.44%	10.18%	6.86%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2015

Unit Value	$12.880997	$11.812166	$11.671070	$8.691580	$10.094468	$5.717924	$9.847698	$10.814407	$9.432437	$12.074545
Total Return *	-5.79%	-4.03%	-7.68%***	-15.66%	0.88%	0.15%***	-3.78%	-1.78%	-4.56%	3.62%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$13.672846	$12.308118	$11.245149	$10.304910	$10.006806	$7.687721	$10.234637	$11.010872	$9.882596	$11.652775
Total Return *	-2.03%***	7.92%	-2.40%	-19.04%***	2.34%	-22.75%***	-1.91%	6.70%	-2.27%	10.78%
Ratio of Expenses **	0.85%	0.85%	1.00%	0.85%	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$12.965454	$11.405273	$11.522068	$12.200676	$9.778111	n/a	$10.433734	$10.319164	$10.111911	$10.518513
Total Return *	22.10%	3.60%***	22.24%***	17.22%	-2.89%	n/a	2.47%	-0.55%***	1.41%***	2.62%***
Ratio of Expenses **	1.00%	0.85%	1.00%	1.00%	1.00%	n/a	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	$10.618625	$10.191700	n/a	$10.408022	$10.069089	n/a	$10.182201	$10.572784	n/a	n/a
Total Return *	1.47%***	-1.03%***	n/a	0.86%***	-0.70%***	n/a	3.40%***	3.46%***	n/a	n/a
Ratio of Expenses **	1.00%	1.00%	n/a	1.00%	1.00%	n/a	0.85%	1.00%	n/a	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.
(e) Commencement of operations April 28, 2014.
(f) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.  The respective acquisition can be found on page 65 of the Notes to Financial Statements. Unit values disclosed are as of April 22, 2016.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Epoch Global Shareholder Yield Fund (a)	JNL/FAMCO Flex Core Covered Call Fund (a)	JNL/Lazard International Strategic Equity Fund (c)	JNL/MC Frontier Markets 100 Index Fund (b) (f)	JNL/Neuberger Berman Currency Fund (b)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (e)	JNL/Nicholas Convertible Arbitrage Fund (a)	JNL/PIMCO Credit Income Fund (a)	JNL/PPM America Long Short Credit Fund (c)	JNL/T. Rowe Price Capital Appreciation Fund (d)

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$3,417	$10,560	$3,620	$—	$857	$491	$8,030	$11,667	$861	$39,493
Units Outstanding (in thousands)	252	842	332	—	87	78	803	1,051	83	3,079
Investment Income Ratio *	3.62%	2.74%	1.29%	1.48%	2.24%	0.00%	0.47%	1.29%	12.73%	0.30%

Period ended December 31, 2015

Net Assets (in thousands)	$2,756	$11,651	$3,036	$769	$736	$434	$9,104	$4,737	$514	$15,980
Units Outstanding (in thousands)	216	994	262	89	73	76	932	441	55	1,330
Investment Income Ratio *	1.67%	1.99%	1.01%	17.42%	1.84%	0.00%	1.17%	2.27%	3.29%	0.03%

Period ended December 31, 2014

Net Assets (in thousands)	$2,947	$8,762	$892	$756	$744	$126	$6,133	$2,599	$476	$3,540
Units Outstanding (in thousands)	217	716	79	74	74	16	603	237	48	305
Investment Income Ratio *	0.00%	0.03%	0.00%	4.55%	0.00%	0.00%	0.94%	0.06%	1.97%	1.16%

Period ended December 31, 2013

Net Assets (in thousands)	$1,954	$4,697	$278	$394	$622	n/a	$3,463	$1,124	$257	$530
Units Outstanding (in thousands)	151	413	24	32	64	n/a	333	109	25	50
Investment Income Ratio *	5.38%	2.12%	0.00%	0.00%	1.42%	n/a	0.01%	1.99%	0.00%	0.52%

Period ended December 31, 2012

Net Assets (in thousands)	$141	$1,104	n/a	$1	$184	n/a	$1,101	$640	n/a	n/a
Units Outstanding (in thousands)	13	108	n/a	—	18	n/a	108	61	n/a	n/a
Investment Income Ratio *	4.29%	2.91%	n/a	0.00%	0.00%	n/a	0.00%	1.92%	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations April 29, 2013.
(d) Commencement of operations September 16, 2013.
(e) Commencement of operations April 28, 2014.
(f) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisition can be found on page 65 of the Notes to Financial Statements.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/The Boston Company Equity Income Fund (a)	JNL/The London Company Focused U.S. Equity Fund (c)	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund (c)	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$18.067758	$12.533609	$4.696920	$10.593039	$15.717759	$10.789349	$11.889426	$11.654718	$15.427889	$15.791755
Total Return *	17.08%	15.21%	51.16%	-1.12%	0.64%	5.36%	4.54%	4.92%	3.36%	2.66%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	2.56%	2.56%	2.57%	2.46%	2.56%	2.46%

Period ended December 31, 2015

Unit Value	$15.431350	$10.879032	$3.107312	$10.713150	$15.617926	$10.240816	$11.372665	$11.108196	$14.925908	$15.382780
Total Return *	-2.94%	-2.64%	-27.51%	4.47%	-4.29%	-5.09%	-4.30%	-4.38%	-4.71%	-4.66%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	2.56%	2.56%	2.57%	2.46%	2.56%	2.46%

Period ended December 31, 2014

Unit Value	$15.899410	$11.174001	$4.286291	$10.254878	$16.317361	$10.790542	$11.883565	$11.616939	$15.663060	$16.134780
Total Return *	9.69%	2.23%	-7.30%	-2.17%	-0.93%	2.33%	2.68%	2.51%	-0.37%	-0.57%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	2.56%	2.56%	2.57%	2.46%	2.56%	2.46%

Period ended December 31, 2013

Unit Value	$14.494422	$10.930253	$4.623618	$10.481868	$16.470486	$10.545024	$11.573814	$11.332690	$15.720968	$16.227927
Total Return *	35.12%	9.47%***	-48.54%	6.50%***	6.73%	20.92%	14.14%	19.70%	11.00%	9.72%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	2.56%	2.56%	2.57%	2.46%	2.56%	2.46%

Period ended December 31, 2012

Unit Value	$10.727021	n/a	$8.985544	n/a	$15.432167	$8.720397	$10.140190	$9.467785	$14.163042	$14.789750
Total Return *	11.78%***	n/a	-15.10%***	n/a	8.14%	11.68%	10.42%	11.43%	6.71%***	8.62%
Ratio of Expenses **	1.25%	n/a	1.25%	n/a	2.56%	2.56%	2.57%	2.46%	2.56%	2.46%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/The Boston Company Equity Income Fund (a)	JNL/The London Company Focused U.S. Equity Fund (c)	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund (c)	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$18.425261	$12.699433	$4.778462	$10.733194	$17.733580	$12.665227	$13.968929	$13.544695	$17.140142	$17.475126
Total Return *	17.55%	13.44%***	51.76%	-0.73%	2.22%	7.06%	6.25%	6.51%	4.78%	4.01%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	1.00%	0.95%	0.95%	0.95%	1.20%	1.15%

Period ended December 31, 2015

Unit Value	$15.674033	$10.941439	$3.148663	$10.811670	$17.348920	$11.829843	$13.147557	$12.716539	$16.358927	$16.801610
Total Return *	1.98%***	-2.40%	-27.22%	4.89%	-6.12%***	-3.55%	-2.74%	-2.92%	-3.40%	-3.40%
Ratio of Expenses **	0.85%	1.00%	0.85%	0.85%	1.00%	0.95%	0.95%	0.95%	1.20%	1.15%

Period ended December 31, 2014

Unit Value	$16.015559	$11.210045	$4.325990	$10.307884	$17.641612	$12.265779	$13.517452	$13.099668	$16.934824	$17.393606
Total Return *	9.97%	2.49%	-6.92%	-1.46%***	-0.74%***	3.99%	4.35%	4.07%	0.99%	-0.16%***
Ratio of Expenses **	1.00%	1.00%	0.85%	0.85%	1.20%	0.95%	0.95%	0.95%	1.20%	1.15%

Period ended December 31, 2013

Unit Value	$14.563853	$10.938148	$4.647816	$10.490219	$17.524884	$11.795248	$12.953616	$12.587668	$16.768105	$17.144008
Total Return *	35.46%	9.74%***	-20.24%***	2.57%***	8.13%	22.89%	16.00%	21.52%	12.52%	8.33%***
Ratio of Expenses **	1.00%	1.00%	0.85%	1.00%	1.25%	0.95%	0.95%	0.95%	1.20%	1.30%

Period ended December 31, 2012

Unit Value	$10.751499	n/a	$8.992422	n/a	$16.206761	$9.598504	$11.166780	$10.358582	$14.902370	$15.416154
Total Return *	15.43%***	n/a	-12.71%***	n/a	9.56%	13.50%	12.23%	13.13%	9.82%	9.83%
Ratio of Expenses **	1.00%	n/a	1.00%	n/a	1.25%	0.95%	0.95%	0.95%	1.20%	1.35%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/The Boston Company Equity Income Fund (a)	JNL/The London Company Focused U.S. Equity Fund (c)	JNL/Van Eck International Gold Fund (b)	JNL/WCM Focused International Equity Fund (c)	JNL Alt 65 Fund - A	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$14,423	$1,404	$3,051	$1,160	$15,730	$50,382	$91,382	$113,671	$77,722	$75,303
Units Outstanding (in thousands)	790	111	644	109	915	4,210	6,921	8,879	4,646	4,449
Investment Income Ratio *	1.01%	0.64%	0.68%	0.09%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Period ended December 31, 2015

Net Assets (in thousands)	$12,552	$861	$1,398	$779	$17,691	$48,060	$84,073	$99,289	$76,882	$84,508
Units Outstanding (in thousands)	807	79	447	72	1,049	4,281	6,740	8,228	4,804	5,175
Investment Income Ratio *	0.89%	0.21%	3.67%	0.03%	1.88%	2.44%	2.46%	2.47%	2.32%	2.29%

Period ended December 31, 2014

Net Assets (in thousands)	$4,351	$624	$1,326	$486	$15,670	$47,102	$79,706	$92,863	$83,313	$95,505
Units Outstanding (in thousands)	272	56	308	47	907	4,024	6,188	7,431	5,013	5,630
Investment Income Ratio *	0.08%	0.03%	0.30%	0.00%	1.46%	1.70%	2.22%	1.87%	1.81%	1.64%

Period ended December 31, 2013

Net Assets (in thousands)	$2,481	$135	$672	$23	$18,921	$32,238	$69,637	$78,307	$74,335	$93,592
Units Outstanding (in thousands)	171	12	145	2	1,096	2,849	5,610	6,488	4,503	5,536
Investment Income Ratio *	1.71%	0.00%	0.23%	0.00%	0.65%	1.02%	1.37%	1.19%	2.10%	1.79%

Period ended December 31, 2012

Net Assets (in thousands)	$258	n/a	$182	n/a	$42,386	$17,076	$49,738	$51,479	$57,285	$65,669
Units Outstanding (in thousands)	24	n/a	20	n/a	2,641	1,847	4,626	5,144	3,894	4,299
Investment Income Ratio *	2.90%	n/a	0.00%	n/a	2.42%	1.18%	1.53%	1.44%	1.64%	1.85%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.
(c) Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (c)	JNL Multi-Manager Mid Cap Fund - A(d)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A (b)	JNL/American Funds Balanced Allocation Fund - A (a)	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$15.498787	$9.521581	$10.620192	$28.603061	$16.956846	$10.156388	$12.001707	$17.213313	$9.199416	$11.827682
Total Return *	1.48%	0.34%	1.38%***	2.71%	20.23%	2.66%	4.81%	15.47%	-0.50%	-0.81%
Ratio of Expenses **	2.56%	1.25%	1.65%	2.92%	2.92%	1.25%	2.395%	2.46%	2.81%	2.56%

Period ended December 31, 2015

Unit Value	$15.273454	$9.489056	n/a	$27.848275	$14.104043	$9.893266	$11.451350	$14.906859	$9.246058	$11.923689
Total Return *	-4.53%	-3.11%***	n/a	-7.42%	-12.05%	-2.91%	0.00%***	-5.67%	-6.89%	-2.57%
Ratio of Expenses **	2.56%	1.25%	n/a	2.92%	2.92%	1.25%	2.395%	2.46%	2.81%	2.56%

Period ended December 31, 2014

Unit Value	$15.997925	n/a	n/a	$30.079750	$16.035604	$10.190133	$11.769809	$15.802258	$9.930369	$12.238466
Total Return *	-0.71%	n/a	n/a	-0.16%	-2.73%	-1.31%***	0.64%***	12.20%	-1.63%	-0.77%
Ratio of Expenses **	2.56%	n/a	n/a	2.92%	2.92%	1.25%	2.32%	2.46%	2.81%	2.56%

Period ended December 31, 2013

Unit Value	$16.112535	n/a	n/a	$30.128593	$16.486449	n/a	$11.555447	$14.084479	$10.094860	$12.333247
Total Return *	7.56%	n/a	n/a	26.72%	30.52%	n/a	12.63%	29.21%	-5.64%	24.67%
Ratio of Expenses **	2.56%	n/a	n/a	2.92%	2.92%	n/a	2.31%	2.46%	2.81%	2.56%

Period ended December 31, 2012

Unit Value	$14.979408	n/a	n/a	$23.775844	$12.631682	n/a	$10.260003	$10.900227	$10.698246	$9.893015
Total Return *	8.07%	n/a	n/a	10.55%	14.23%	n/a	8.40%***	10.67%	2.82%	10.28%***
Ratio of Expenses **	2.56%	n/a	n/a	2.92%	2.92%	n/a	2.31%	2.46%	2.81%	2.56%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.
(d) Commencement of operations September 19, 2016.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (c)	JNL Multi-Manager Mid Cap Fund - A(d)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A (b)	JNL/American Funds Balanced Allocation Fund - A (a)	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$17.222595	$9.585672	$10.640246	$43.533089	$21.584991	$10.265594	$12.660686	$18.719693	$10.240755	$12.949356
Total Return *	2.86%	0.74%	7.16%***	4.85%	22.73%	3.07%	6.01%	16.93%	1.11%	0.55%
Ratio of Expenses **	1.20%	0.85%	1.00%	0.85%	0.85%	0.85%	1.25%	1.20%	1.20%	1.20%

Period ended December 31, 2015

Unit Value	$16.743560	$9.514887	n/a	$41.518296	$17.586708	$9.959834	$11.942954	$16.008925	$10.128721	$12.878624
Total Return *	-3.22%	-1.80%***	n/a	-0.67%***	-10.21%	-4.28%***	-1.39%	-4.47%	-5.38%	-1.24%
Ratio of Expenses **	1.20%	0.85%	n/a	0.85%	0.85%	0.85%	1.25%	1.20%	1.20%	1.20%

Period ended December 31, 2014

Unit Value	$17.300850	n/a	n/a	$41.965265	$19.585550	$10.207381	$12.111004	$16.757992	$10.704602	$13.040099
Total Return *	0.65%	n/a	n/a	1.67%	-0.70%	0.81%***	2.36%***	13.62%	-0.03%	0.59%
Ratio of Expenses **	1.20%	n/a	n/a	1.10%	0.85%	1.00%	1.25%	1.20%	1.20%	1.20%

Period ended December 31, 2013

Unit Value	$17.189416	n/a	n/a	$41.275268	$19.723682	n/a	$11.742381	$14.749397	$10.708113	$12.963556
Total Return *	9.04%	n/a	n/a	29.05%	2.40%***	n/a	13.71%	30.85%	-4.11%	26.37%
Ratio of Expenses **	1.20%	n/a	n/a	1.10%	0.85%	n/a	1.35%	1.20%	1.20%	1.20%

Period ended December 31, 2012

Unit Value	$15.764688	n/a	n/a	$31.984710	$14.633484	n/a	$10.326225	$11.271931	$11.166907	$10.258146
Total Return *	9.55%	n/a	n/a	8.78%	11.16%***	n/a	5.95%***	12.07%	4.50%	16.49%
Ratio of Expenses **	1.20%	n/a	n/a	1.10%	1.00%	n/a	1.35%	1.20%	1.20%	1.20%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.
(d) Commencement of operations September 19, 2016.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A (c)	JNL Multi-Manager Mid Cap Fund - A(d)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A (b)	JNL/American Funds Balanced Allocation Fund - A (a)	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A	JNL/American Funds Global Small Capitalization Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$105,472	$647	$365	$66,238	$46,680	$2,670	$89,820	$197,215	$26,050	$29,090
Units Outstanding (in thousands)	6,298	68	34	1,762	2,327	262	7,191	10,801	2,604	2,299
Investment Income Ratio *	0.00%	0.35%	0.00%	0.00%	0.66%	0.00%	0.00%	0.00%	0.00%	0.00%

Period ended December 31, 2015

Net Assets (in thousands)	$111,009	$469	n/a	$70,079	$38,893	$2,234	$64,398	$132,011	$24,592	$28,735
Units Outstanding (in thousands)	6,794	49	n/a	1,948	2,369	225	5,454	8,427	2,479	2,277
Investment Income Ratio *	2.26%	0.00%	n/a	0.00%	0.32%	0.00%	1.28%	2.45%	1.31%	0.00%

Period ended December 31, 2014

Net Assets (in thousands)	$123,667	n/a	n/a	$74,057	$47,879	$1,576	$40,269	$127,385	$25,887	$23,636
Units Outstanding (in thousands)	7,301	n/a	n/a	1,933	2,608	154	3,354	7,747	2,462	1,844
Investment Income Ratio *	1.56%	n/a	n/a	0.00%	0.41%	1.32%	1.03%	1.25%	0.01%	0.22%

Period ended December 31, 2013

Net Assets (in thousands)	$114,337	n/a	n/a	$71,984	$36,575	n/a	$22,788	$69,306	$21,683	$20,367
Units Outstanding (in thousands)	6,768	n/a	n/a	1,910	1,973	n/a	1,948	4,763	2,054	1,592
Investment Income Ratio *	1.32%	n/a	n/a	0.08%	0.93%	n/a	0.88%	1.19%	2.13%	0.67%

Period ended December 31, 2012

Net Assets (in thousands)	$94,136	n/a	n/a	$46,089	$22,557	n/a	$5,737	$40,132	$20,921	$13,337
Units Outstanding (in thousands)	6,055	n/a	n/a	1,576	1,615	n/a	557	3,594	1,893	1,313
Investment Income Ratio *	1.94%	n/a	n/a	0.00%	0.27%	n/a	0.00%	1.02%	1.98%	0.74%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.
(d) Commencement of operations September 19, 2016.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A (a)	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (b)	JNL/Brookfield Global Infrastructure and MLP Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$16.279809	$12.650225	$10.570100	$9.922050	$9.634346	$11.109566	$30.654047	$7.447066	$10.353723	$13.191223
Total Return *	3.70%***	4.90%	0.46%	2.27%	-10.66%	1.35%	-2.46%	22.72%	0.69%	9.84%
Ratio of Expenses **	2.80%	2.42%	2.595%	2.56%	2.32%	2.56%	2.95%	3.06%	1.25%	2.46%

Period ended December 31, 2015

Unit Value	$15.365214	$12.059572	$10.521271	$9.701383	$10.783332	$10.961929	$31.428639	$6.068285	$10.282456	$12.009328
Total Return *	-1.44%	-2.03%	-7.28%	-6.01%	-7.76%***	-3.84%	3.14%	-26.04%	4.67%	-20.53%
Ratio of Expenses **	2.46%	2.42%	2.595%	2.56%	2.32%	2.56%	2.95%	3.06%	1.25%	2.46%

Period ended December 31, 2014

Unit Value	$15.589418	$12.309648	$11.346974	$10.321385	$11.192544	$11.399499	$30.470480	$8.205309	$9.823942	$15.111540
Total Return *	7.51%	1.58%	-5.52%	-10.53%	7.73%	-0.72%	5.72%	-16.83%	0.12%***	4.74%
Ratio of Expenses **	2.46%	2.42%	2.595%	2.56%	1.25%	2.56%	2.95%	3.06%	1.25%	2.46%

Period ended December 31, 2013

Unit Value	$14.500602	$12.118027	$12.010254	$11.536518	$10.389215	$11.482345	$28.821772	$9.865909	n/a	$14.427859
Total Return *	29.70%	17.97%	18.00%	8.08%	5.75%	11.42%	34.95%	6.21%	n/a	20.43%
Ratio of Expenses **	2.46%	2.42%	2.595%	2.56%	1.25%	2.56%	2.95%	3.06%	n/a	2.46%

Period ended December 31, 2012

Unit Value	$11.179782	$10.271827	$10.178122	$10.673864	$9.823886	$10.305240	$21.357364	$9.289162	n/a	$11.979817
Total Return *	14.07%	1.49%***	14.39%	13.45%***	6.56%***	6.81%	7.39%	-2.26%	n/a	15.78%
Ratio of Expenses **	2.46%	2.42%	2.595%	2.56%	1.25%	2.56%	2.95%	3.06%	n/a	2.46%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A (a)	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (b)	JNL/Brookfield Global Infrastructure and MLP Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$18.539479	$13.454302	$11.873109	$10.862749	$10.420820	$12.355962	$44.764329	$9.279231	$10.449005	$14.310153
Total Return *	10.15%	6.29%	2.23%	3.67%	-9.34%	3.09%	-0.75%	25.46%	1.10%	11.63%
Ratio of Expenses **	0.85%	1.10%	0.85%	1.20%	0.85%	0.85%	1.20%	0.85%	0.85%	0.85%

Period ended December 31, 2015

Unit Value	$16.831668	$12.658356	$11.614360	$10.478207	$11.493821	$11.985592	$45.101406	$7.396392	$10.335772	$12.818939
Total Return *	0.16%	-4.92%***	-5.65%	-4.72%	1.33%	-2.18%	4.97%	-24.39%	5.09%	-19.24%
Ratio of Expenses **	0.85%	1.10%	0.85%	1.20%	0.85%	0.85%	1.20%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$16.804671	$12.700410	$12.309618	$10.997262	$11.343225	$12.252701	$42.967791	$9.782508	$9.835465	$15.872384
Total Return *	9.25%	2.78%	-4.74%***	-9.31%	8.16%	0.99%	7.59%	-14.97%	0.17%***	6.44%
Ratio of Expenses **	0.85%	1.25%	0.85%	1.20%	0.85%	0.85%	1.20%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$15.381271	$12.357278	$12.733397	$12.125908	$10.487045	$12.132492	$39.937760	$11.505214	n/a	$14.912229
Total Return *	22.13%***	14.79%***	7.46%***	9.56%	6.18%	9.10%***	37.33%	8.58%	n/a	22.39%
Ratio of Expenses **	0.85%	1.25%	1.00%	1.20%	0.85%	0.85%	1.20%	0.85%	n/a	0.85%

Period ended December 31, 2012

Unit Value	$11.622914	$10.346059	$10.563954	$11.067687	$9.876802	$10.668681	$29.081001	$10.595859	n/a	$12.184240
Total Return *	-0.19%***	2.62%***	-1.86%	15.97%	3.82%***	0.79%***	9.29%	14.31%***	n/a	13.75%***
Ratio of Expenses **	1.00%	1.35%	1.20%	1.20%	0.85%	1.00%	1.20%	0.85%	n/a	0.85%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A (a)	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A (b)	JNL/Brookfield Global Infrastructure and MLP Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$221,610	$60,576	$61,369	$42,808	$13,526	$175,942	$107,743	$57,142	$1,700	$66,179
Units Outstanding (in thousands)	12,445	4,592	5,399	4,039	1,313	14,784	2,655	6,565	163	4,761
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	4.15%	0.39%	0.00%	0.78%	0.00%	2.60%

Period ended December 31, 2015

Net Assets (in thousands)	$169,248	$43,553	$53,202	$37,690	$13,833	$170,802	$63,323	$42,216	$1,855	$52,589
Units Outstanding (in thousands)	10,413	3,497	4,760	3,677	1,215	14,721	1,572	6,050	180	4,197
Investment Income Ratio *	0.79%	1.12%	0.88%	0.87%	9.65%	2.12%	0.00%	0.49%	0.00%	1.73%

Period ended December 31, 2014

Net Assets (in thousands)	$128,384	$29,908	$37,524	$34,440	$6,589	$150,194	$40,302	$47,648	$273	$67,480
Units Outstanding (in thousands)	7,862	2,375	3,150	3,190	584	12,596	1,070	5,144	28	4,326
Investment Income Ratio *	0.70%	0.79%	0.76%	0.86%	2.75%	0.63%	0.00%	0.00%	0.00%	0.72%

Period ended December 31, 2013

Net Assets (in thousands)	$82,480	$15,516	$29,626	$29,110	$5,106	$112,382	$32,979	$50,906	n/a	$28,526
Units Outstanding (in thousands)	5,490	1,262	2,377	2,436	489	9,465	957	4,648	n/a	1,935
Investment Income Ratio *	0.82%	0.64%	0.82%	0.57%	4.80%	0.63%	0.03%	0.40%	n/a	0.93%

Period ended December 31, 2012

Net Assets (in thousands)	$48,188	$4,260	$19,107	$21,332	$1,647	$66,293	$24,075	$43,540	n/a	$4,763
Units Outstanding (in thousands)	4,205	413	1,827	1,948	167	6,292	971	4,294	n/a	393
Investment Income Ratio *	0.80%	0.00%	1.19%	1.07%	0.00%	0.00%	0.15%	0.00%	n/a	0.06%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A(c)	JNL/Causeway International Value Select Fund - A	JNL/Crescent High Income Fund - A (b)	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A (b)	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (a)	JNL/Eastspring Investments Asia ex-Japan Fund - A(c)	JNL/FPA + DoubleLine Flexible Allocation Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$9.174723	$27.016840	$8.407950	$10.407317	$19.109916	$10.401099	$12.863332	$6.505233	$11.301545	$10.722914
Total Return *	1.60%	3.72%	-3.59%	3.70%***	10.17%	3.77%***	17.42%	2.81%	0.81%	10.17%
Ratio of Expenses **	4.00%	2.92%	3.67%	2.00%	3.45%	1.25%	1.25%	2.77%	2.81%	2.92%

Period ended December 31, 2015

Unit Value	$9.030447	$26.047062	$8.720820	n/a	$17.346364	n/a	$10.954685	$6.327309	$11.211279	$9.732670
Total Return *	-5.38%	-0.28%	-7.03%	n/a	-5.41%	n/a	3.11%***	-18.94%	-11.67%	-8.89%
Ratio of Expenses **	4.00%	2.92%	3.67%	n/a	3.445%	n/a	1.25%	2.77%	2.81%	2.92%

Period ended December 31, 2014

Unit Value	$9.544048	$26.120657	$9.379997	n/a	$18.339006	n/a	n/a	$7.805575	$12.692315	$10.682032
Total Return *	-3.40%	-0.60%	-13.76%	n/a	6.10%	n/a	n/a	2.77%	-6.70%	-0.29%
Ratio of Expenses **	4.00%	2.92%	3.67%	n/a	3.445%	n/a	n/a	2.77%	2.81%	2.92%

Period ended December 31, 2013

Unit Value	$9.879777	$26.277428	$10.876593	n/a	$17.283979	n/a	n/a	$7.594985	$13.603059	$10.712698
Total Return *	11.02%	19.69%	17.10%	n/a	30.59%	n/a	n/a	-8.61%	20.23%	20.40%
Ratio of Expenses **	4.00%	2.92%	3.67%	n/a	3.445%	n/a	n/a	2.77%	2.81%	2.92%

Period ended December 31, 2012

Unit Value	$8.899463	$21.955160	$9.288562	n/a	$13.235343	n/a	n/a	$8.310648	$11.314614	$8.897691
Total Return *	8.60%	13.65%	12.92%	n/a	9.84%	n/a	n/a	19.19%	14.00%	12.61%
Ratio of Expenses **	4.00%	2.92%	3.67%	n/a	3.445%	n/a	n/a	2.77%	2.81%	2.92%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations September 28, 2015.
(b) Commencement of operations April 25, 2016.
(c) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.  The respective acquisitions can be found on page 65 of the Notes to Financial Statements. Unit values disclosed are as of April 22, 2016.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A(c)	JNL/Causeway International Value Select Fund - A	JNL/Crescent High Income Fund - A (b)	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A (b)	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (a)	JNL/Eastspring Investments Asia ex-Japan Fund - A(c)	JNL/FPA + DoubleLine Flexible Allocation Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$14.629811	$38.736320	$13.901670	$10.479592	$32.354345	$10.429403	$12.928069	$7.641780	$13.028217	$12.724823
Total Return *	4.47%	4.28%	4.91%***	4.80%***	13.06%	-1.23%***	17.89%	3.42%	2.80%	12.08%
Ratio of Expenses **	1.20%	1.20%	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	1.20%

Period ended December 31, 2015

Unit Value	$14.003186	$37.148065	$13.793209	n/a	$28.618220	n/a	$10.965968	$7.388843	$12.673972	$11.353265
Total Return *	-6.08%***	1.45%	-4.61%	n/a	-2.93%	n/a	-2.27%***	-17.37%	-9.92%	-7.31%
Ratio of Expenses **	1.20%	1.20%	1.10%	n/a	0.85%	n/a	0.85%	0.85%	0.85%	1.20%

Period ended December 31, 2014

Unit Value	$14.287424	$36.617703	$14.459347	n/a	$29.480814	n/a	n/a	$8.941782	$14.069742	$12.248203
Total Return *	-0.70%	1.13%	-11.51%	n/a	8.89%	n/a	n/a	-0.64%***	-4.85%	1.44%
Ratio of Expenses **	1.25%	1.20%	1.10%	n/a	0.85%	n/a	n/a	0.85%	0.85%	1.20%

Period ended December 31, 2013

Unit Value	$14.388763	$36.209240	$16.340932	n/a	$27.073038	n/a	n/a	$8.457573	$14.786626	$12.073890
Total Return *	14.11%	21.76%	20.15%	n/a	15.09%***	n/a	n/a	-6.98%	17.48%***	22.49%
Ratio of Expenses **	1.25%	1.20%	1.10%	n/a	0.85%	n/a	n/a	1.00%	0.85%	1.20%

Period ended December 31, 2012

Unit Value	$12.609448	$29.737379	$13.600982	n/a	$19.712406	n/a	n/a	$9.092134	$12.001718	$9.857235
Total Return *	11.63%	15.62%***	15.87%	n/a	1.42%***	n/a	n/a	6.96%***	2.38%***	14.57%
Ratio of Expenses **	1.25%	1.20%	1.10%	n/a	1.00%	n/a	n/a	1.00%	1.00%	1.20%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations September 28, 2015.
(b) Commencement of operations April 25, 2016.
(c) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.  The respective acquisitions can be found on page 65 of the Notes to Financial Statements. Unit values disclosed are as of April 22, 2016.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A(c)	JNL/Causeway International Value Select Fund - A	JNL/Crescent High Income Fund - A (b)	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A (b)	JNL/DoubleLine Shiller Enhanced CAPE Fund - A (a)	JNL/Eastspring Investments Asia ex-Japan Fund - A(c)	JNL/FPA + DoubleLine Flexible Allocation Fund - A	JNL/Franklin Templeton Founding Strategy Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$21,326	$—	$33,489	$3,045	$50,897	$306	$3,608	$—	$85,557	$84,938
Units Outstanding (in thousands)	1,543	—	2,654	291	1,782	29	280	—	6,899	6,907
Investment Income Ratio *	0.01%	0.82%	1.20%	0.00%	1.02%	0.00%	1.34%	1.63%	1.08%	0.00%

Period ended December 31, 2015

Net Assets (in thousands)	$21,515	$15,940	$34,218	n/a	$38,576	n/a	$590	$10,764	$98,690	$85,001
Units Outstanding (in thousands)	1,624	485	2,679	n/a	1,523	n/a	54	1,539	8,128	7,726
Investment Income Ratio *	0.74%	0.89%	3.35%	n/a	0.92%	n/a	0.00%	2.10%	0.68%	1.57%

Period ended December 31, 2014

Net Assets (in thousands)	$22,277	$14,413	$31,174	n/a	$32,781	n/a	n/a	$12,500	$125,833	$97,523
Units Outstanding (in thousands)	1,636	448	2,322	n/a	1,258	n/a	n/a	1,468	9,277	8,199
Investment Income Ratio *	0.89%	0.76%	2.01%	n/a	0.60%	n/a	n/a	1.06%	1.10%	1.66%

Period ended December 31, 2013

Net Assets (in thousands)	$23,593	$14,613	$31,060	n/a	$20,880	n/a	n/a	$10,589	$122,561	$90,996
Units Outstanding (in thousands)	1,717	463	2,046	n/a	877	n/a	n/a	1,296	8,545	7,741
Investment Income Ratio *	1.69%	1.26%	3.63%	n/a	1.00%	n/a	n/a	1.22%	1.41%	2.00%

Period ended December 31, 2012

Net Assets (in thousands)	$20,485	$11,953	$21,942	n/a	$9,008	n/a	n/a	$11,645	$81,633	$71,831
Units Outstanding (in thousands)	1,696	468	1,733	n/a	512	n/a	n/a	1,320	6,936	7,459
Investment Income Ratio *	2.03%	1.19%	4.83%	n/a	0.89%	n/a	n/a	0.68%	0.11%	2.20%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations September 28, 2015.
(b) Commencement of operations April 25, 2016.
(c) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisitions can be found on page 65 of the Notes to Financial Statements.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)

Highest expense ratio
Period ended December 31, 2016

Unit Value	$9.448472	$10.687553	$12.142364	$8.826096	$11.677618	$17.113297	$10.503728	$17.127479	$12.023454	$9.756741
Total Return *	7.41%	3.95%***	10.69%	-3.74%	12.76%	-1.21%	6.04%	10.17%	4.95%	11.06%
Ratio of Expenses **	2.92%	2.56%	3.06%	2.645%	2.56%	3.30%	2.81%	3.06%	2.81%	1.25%

Period ended December 31, 2015

Unit Value	$8.796670	$10.604347	$10.969979	$9.169448	$10.355809	$17.322827	$9.905667	$15.546390	$11.456501	$8.785144
Total Return *	-9.12%	-6.48%	-10.15%	1.10%	-7.07%	-2.87%	-14.76%	-11.70%	-4.45%	-12.10%***
Ratio of Expenses **	2.92%	2.46%	3.06%	2.645%	2.56%	3.30%	2.81%	3.06%	2.81%	1.25%

Period ended December 31, 2014

Unit Value	$9.679582	$11.338854	$12.209732	$9.069887	$11.144236	$17.834916	$11.621173	$17.606617	$11.989800	n/a
Total Return *	-5.17%	-2.87%	0.08%	-11.79%	4.59%	1.97%	-7.58%	9.72%	10.77%	n/a
Ratio of Expenses **	2.92%	2.46%	3.06%	2.645%	2.56%	3.30%	2.81%	3.06%	2.81%	n/a

Period ended December 31, 2013

Unit Value	$10.207749	$11.673816	$12.200544	$10.281784	$10.655559	$17.489665	$12.573658	$16.046163	$10.824188	n/a
Total Return *	26.60%	1.01%	10.64%	28.95%	25.05%	-4.26%	-10.39%	28.73%	30.48%	n/a
Ratio of Expenses **	2.92%	2.46%	3.06%	2.645%	2.56%	3.30%	2.81%	3.06%	2.81%	n/a

Period ended December 31, 2012

Unit Value	$8.063049	$11.557034	$11.026824	$7.973159	$8.521104	$18.268639	$14.032145	$12.464803	$8.295683	n/a
Total Return *	18.53%	8.29%***	8.81%	23.93%	10.78%	4.26%	16.71%	14.45%	16.27%	n/a
Ratio of Expenses **	2.92%	2.46%	3.06%	2.645%	2.56%	3.30%	2.81%	3.06%	2.81%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$11.212542	$11.651996	$15.369419	$10.387134	$13.370309	$27.545372	$12.342607	$21.651742	$14.614115	$9.822317
Total Return *	9.27%	2.94%	13.15%	-2.01%	14.30%	0.98%	8.13%	12.40%***	7.02%	11.50%
Ratio of Expenses **	1.20%	0.85%	0.85%	0.85%	1.20%	1.10%	0.85%	1.05%	0.85%	0.85%

Period ended December 31, 2015

Unit Value	$10.261495	$11.319229	$13.582740	$10.599748	$11.697168	$27.277521	$11.414527	$18.957723	$13.655452	$8.808979
Total Return *	-7.54%	-4.96%	-8.15%	2.93%	-5.80%	-0.71%	-13.07%	-10.04%	-2.56%	4.24%***
Ratio of Expenses **	1.20%	0.85%	0.85%	0.85%	1.20%	1.10%	0.85%	1.20%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$11.098860	$11.909819	$14.787315	$10.298121	$12.417678	$27.472760	$13.131425	$21.074348	$14.013717	n/a
Total Return *	-3.53%	-1.29%	2.28%***	-10.19%	6.02%	4.24%	-5.75%	11.78%	0.11%***	n/a
Ratio of Expenses **	1.20%	0.85%	0.85%	0.85%	1.20%	1.10%	0.85%	1.20%	0.85%	n/a

Period ended December 31, 2013

Unit Value	$11.504855	$12.065777	$14.287741	$11.466446	$11.712767	$26.354655	$13.931926	$18.852593	$12.107867	n/a
Total Return *	28.80%	0.31%***	5.52%***	3.01%***	26.76%	-2.13%	-8.62%	31.15%	32.60%	n/a
Ratio of Expenses **	1.20%	0.85%	1.00%	0.85%	1.20%	1.10%	0.85%	1.20%	1.20%	n/a

Period ended December 31, 2012

Unit Value	$8.932659	$11.736107	$12.482631	$8.667349	$9.240017	$26.929413	$15.246170	$14.374973	$9.131280	n/a
Total Return *	20.60%	3.09%***	10.86%	17.64%***	12.30%	6.58%	13.03%***	16.60%	18.16%	n/a
Ratio of Expenses **	1.20%	1.00%	1.20%	1.00%	1.20%	1.10%	0.85%	1.20%	1.20%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A (a)

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$30,074	$41,352	$156,295	$31,695	$47,838	$62,752	$9,547	$73,927	$32,788	$1,169
Units Outstanding (in thousands)	2,769	3,652	10,878	3,235	3,696	2,512	808	3,613	2,402	119
Investment Income Ratio *	2.07%	0.03%	4.70%	1.53%	2.47%	2.51%	0.00%	0.00%	0.31%	1.00%

Period ended December 31, 2015

Net Assets (in thousands)	$28,795	$42,800	$141,626	$31,890	$43,430	$60,732	$9,817	$65,900	$37,637	$883
Units Outstanding (in thousands)	2,894	3,871	11,093	3,176	3,826	2,456	896	3,608	2,936	100
Investment Income Ratio *	2.34%	8.68%	4.18%	0.92%	3.38%	1.98%	0.00%	0.61%	0.00%	0.00%

Period ended December 31, 2014

Net Assets (in thousands)	$29,405	$40,309	$153,053	$24,693	$45,492	$59,549	$12,850	$64,650	$31,023	n/a
Units Outstanding (in thousands)	2,724	3,448	10,958	2,519	3,766	2,382	1,017	3,178	2,352	n/a
Investment Income Ratio *	0.79%	3.98%	3.41%	0.89%	0.79%	2.33%	1.68%	0.89%	0.08%	n/a

Period ended December 31, 2013

Net Assets (in thousands)	$26,200	$28,988	$115,313	$20,155	$40,022	$44,744	$15,020	$42,939	$11,686	n/a
Units Outstanding (in thousands)	2,335	2,435	8,409	1,837	3,499	1,862	1,116	2,353	990	n/a
Investment Income Ratio *	1.30%	2.78%	4.10%	1.01%	0.92%	3.03%	7.64%	0.42%	0.18%	n/a

Period ended December 31, 2012

Net Assets (in thousands)	$15,856	$11,176	$85,711	$13,432	$28,473	$41,804	$17,700	$26,407	$6,831	n/a
Units Outstanding (in thousands)	1,813	959	7,036	1,599	3,145	1,701	1,197	1,891	765	n/a
Investment Income Ratio *	1.55%	0.34%	4.68%	1.63%	1.55%	2.46%	0.00%	1.18%	0.39%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 27, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A (a)	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$6.207293	$13.663010	$13.403170	$12.678440	$18.632539	$19.632318	$29.293110	$11.807770	$9.985586	$12.419455
Total Return *	-6.07%	-0.65%	-4.16%	-5.83%	11.28%	7.58%	-2.37%	-2.52%	15.70%	9.33%
Ratio of Expenses **	2.81%	3.06%	3.06%	4.00%	3.62%	3.60%	2.92%	4.00%	3.06%	2.47%

Period ended December 31, 2015

Unit Value	$6.608352	$13.753062	$13.985391	$13.463068	$16.744112	$18.249863	$30.003755	$12.113161	$8.630951	$11.359999
Total Return *	-7.67%	-3.95%	-4.98%	0.89%	-12.31%	-5.27%	0.05%	-3.48%	-21.14%	-4.65%
Ratio of Expenses **	2.81%	3.06%	3.06%	4.00%	3.62%	3.60%	2.92%	4.00%	3.06%	2.47%

Period ended December 31, 2014

Unit Value	$7.156934	$14.318392	$14.718224	$13.344782	$19.094955	$19.264517	$29.989944	$12.550201	$10.944539	$11.913933
Total Return *	8.31%	11.56%	-2.78%	4.08%	5.37%	4.17%	7.99%	1.27%	-8.11%	5.62%
Ratio of Expenses **	2.81%	3.06%	3.06%	4.00%	3.62%	3.60%	2.92%	4.00%	3.06%	2.47%

Period ended December 31, 2013

Unit Value	$6.607529	$12.834530	$15.139828	$12.821086	$18.122302	$18.493104	$27.770029	$12.393151	$11.910786	$11.280317
Total Return *	-5.05%	-0.33%	15.39%	34.11%	26.25%	34.75%	37.95%	-7.30%	-4.08%	24.59%
Ratio of Expenses **	2.81%	3.06%	3.06%	4.00%	3.62%	3.60%	2.92%	4.00%	3.06%	2.47%

Period ended December 31, 2012

Unit Value	$6.959027	$12.877546	$13.120420	$9.560387	$14.354642	$13.724219	$20.131128	$13.368705	$12.416942	$9.054294
Total Return *	20.04%	24.44%	12.26%	8.07%	3.90%	13.50%	12.89%	-0.43%	18.51%	13.13%
Ratio of Expenses **	2.81%	3.06%	3.06%	4.00%	3.62%	3.60%	2.92%	4.00%	3.06%	2.47%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.  The respective acquisition can be found on page 65 of the Notes to Financial Statements. Unit values disclosed are as of April 22, 2016.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A (a)	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$7.415794	$17.679823	$21.620099	$19.296792	$29.951107	$29.794995	$45.841372	$23.337033	$12.639572	$14.041155
Total Return *	-4.22%	1.56%	-2.03%	-4.98%	14.11%	10.57%	-0.33%	0.59%	18.27%	10.72%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.10%	1.10%	0.85%	0.85%	0.85%	0.85%	1.20%

Period ended December 31, 2015

Unit Value	$7.742140	$17.408382	$22.067470	$20.308342	$26.247502	$26.947593	$45.994072	$23.200167	$10.686731	$12.681715
Total Return *	-16.76%***	-1.80%	-2.86%	3.86%	-10.07%	-2.63%	2.14%	-1.04%***	-19.38%	-3.43%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.10%	1.10%	0.85%	0.85%	0.85%	0.85%	1.20%

Period ended December 31, 2014

Unit Value	$8.135595	$17.727799	$22.716170	$19.554490	$29.187687	$27.674168	$45.030983	$22.615493	$13.255177	$13.132237
Total Return *	10.29%	14.05%	-0.61%	7.15%	8.06%	7.08%***	10.25%	1.76%***	-6.06%	6.97%
Ratio of Expenses **	1.00%	0.85%	0.85%	1.10%	1.10%	0.85%	0.85%	1.00%	0.85%	1.20%

Period ended December 31, 2013

Unit Value	$7.376329	$15.543283	$22.856138	$18.250068	$27.011558	$25.378300	$40.843386	$20.880817	$14.110089	$12.276911
Total Return *	-3.32%	1.89%	2.83%***	38.05%	29.47%	38.30%	15.37%***	-4.66%	0.01%***	14.58%***
Ratio of Expenses **	1.00%	0.85%	0.85%	1.10%	1.10%	1.00%	0.85%	1.20%	0.85%	1.20%

Period ended December 31, 2012

Unit Value	$7.629376	$15.254481	$18.868951	$13.219647	$20.863336	$18.350522	$28.245166	$21.902507	$14.245087	$9.702499
Total Return *	3.02%***	16.75%***	8.78%***	11.26%	6.56%	7.02%***	2.12%***	2.40%	6.77%***	14.52%
Ratio of Expenses **	1.00%	0.85%	1.00%	1.10%	1.10%	1.00%	1.00%	1.20%	1.00%	1.25%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.  The respective acquisition can be found on page 65 of the Notes to Financial Statements. Unit values disclosed are as of April 22, 2016.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A (a)	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$34,000	$78,480	$58,020	$—	$29,082	$91,053	$67,715	$57,407	$28,329	$42,545
Units Outstanding (in thousands)	4,875	4,775	3,076	—	1,060	3,355	1,715	2,813	2,381	3,127
Investment Income Ratio *	1.02%	2.04%	1.81%	0.00%	0.44%	0.00%	0.00%	1.75%	2.22%	0.00%

Period ended December 31, 2015

Net Assets (in thousands)	$28,450	$72,203	$49,732	$49,987	$24,976	$77,052	$73,189	$48,575	$25,690	$39,426
Units Outstanding (in thousands)	3,887	4,444	2,574	2,624	1,038	3,131	1,850	2,424	2,549	3,199
Investment Income Ratio *	0.90%	2.88%	1.89%	0.00%	0.35%	0.00%	0.00%	2.31%	3.05%	1.98%

Period ended December 31, 2014

Net Assets (in thousands)	$32,124	$63,128	$43,849	$41,508	$25,894	$53,056	$50,238	$38,737	$33,154	$43,036
Units Outstanding (in thousands)	4,120	3,799	2,213	2,253	966	2,095	1,311	1,926	2,646	3,363
Investment Income Ratio *	0.93%	1.32%	1.13%	0.06%	0.21%	0.00%	0.00%	3.12%	1.63%	1.78%

Period ended December 31, 2013

Net Assets (in thousands)	$25,156	$44,391	$33,600	$33,216	$23,526	$31,745	$30,656	$34,446	$38,741	$41,074
Units Outstanding (in thousands)	3,537	3,035	1,687	1,924	947	1,338	900	1,782	2,894	3,423
Investment Income Ratio *	0.90%	3.41%	1.14%	0.42%	0.20%	0.13%	0.18%	3.23%	1.39%	2.04%

Period ended December 31, 2012

Net Assets (in thousands)	$26,375	$36,326	$23,664	$21,018	$15,967	$15,231	$17,299	$41,937	$45,233	$34,975
Units Outstanding (in thousands)	3,568	2,520	1,405	1,678	831	887	731	2,069	3,301	3,665
Investment Income Ratio *	0.78%	0.78%	1.73%	0.00%	0.27%	0.00%	0.00%	2.28%	2.02%	2.36%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired. The respective acquisition can be found on page 65 of the Notes to Financial Statements.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Bond Index Fund - A	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A (a)

Highest expense ratio
Period ended December 31, 2016

Unit Value	$9.907125	$8.057410	$12.059427	$12.556808	$11.668216	$15.750841	$21.107709	$13.718790	$18.790090	$12.789734
Total Return *	-1.89%	7.42%	-4.54%	8.95%	-2.97%	6.62%	15.63%	7.21%	21.16%	15.36%
Ratio of Expenses **	3.82%	2.46%	2.80%	2.695%	3.82%	2.77%	3.82%	3.82%	3.82%	1.25%

Period ended December 31, 2015

Unit Value	$10.098181	$7.500752	$12.632821	$11.525579	$12.024823	$14.773234	$18.254028	$12.796770	$15.508081	$11.086493
Total Return *	-3.87%	-17.35%	-4.65%	-4.09%	-4.79%	2.10%	-6.33%	-2.91%	-8.14%	-6.58%
Ratio of Expenses **	3.82%	2.46%	2.80%	2.695%	3.82%	2.77%	3.82%	3.82%	3.82%	1.25%

Period ended December 31, 2014

Unit Value	$10.504440	$9.075531	$13.249537	$12.016786	$12.630226	$14.469323	$19.488282	$13.180009	$16.881594	$11.867462
Total Return *	1.66%	-6.03%	-6.07%	2.50%	-9.60%	0.39%	5.14%	8.83%	0.73%	24.63%
Ratio of Expenses **	3.82%	2.46%	2.80%	2.695%	3.82%	2.77%	3.82%	3.82%	3.82%	1.25%

Period ended December 31, 2013

Unit Value	$10.333287	$9.657680	$14.105397	$11.723567	$13.972251	$14.412854	$18.535898	$12.110445	$16.759446	$9.521931
Total Return *	-6.38%	-6.49%	3.12%***	20.45%	16.88%	9.58%	28.01%	26.71%	33.25%	-2.91%***
Ratio of Expenses **	3.82%	2.46%	2.80%	2.695%	3.82%	2.77%	3.82%	3.82%	3.82%	1.25%

Period ended December 31, 2012

Unit Value	$11.037020	$10.327566	$11.268651	$9.732936	$11.954577	$13.152889	$14.480131	$9.557977	$12.577766	n/a
Total Return *	-0.28%	11.21%***	6.00%	10.92%	13.58%	8.96%	12.84%	11.04%	11.53%	n/a
Ratio of Expenses **	3.82%	2.46%	2.46%	2.695%	3.82%	2.77%	3.82%	3.82%	3.82%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Bond Index Fund - A	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A (a)

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$15.446324	$8.780561	$14.160391	$15.008102	$18.193618	$18.447751	$32.912709	$21.390969	$29.298551	$12.977709
Total Return *	1.06%	9.16%	-2.66%	6.13%***	-0.05%	8.68%	19.11%	10.43%	24.81%	15.82%
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2015

Unit Value	$15.284682	$8.043708	$14.547985	$13.349777	$18.202432	$16.974580	$27.632298	$19.370958	$23.475290	$11.204632
Total Return *	-1.14%***	-16.01%	-2.78%	-2.45%	-1.92%	4.08%	-3.51%	0.02%	-5.37%	-6.21%
Ratio of Expenses **	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$15.136551	$9.577076	$14.963539	$13.684791	$18.559333	$16.309206	$28.637327	$19.367215	$24.806591	$11.946040
Total Return *	4.56%	-4.50%	-11.61%***	2.01%***	-6.88%	-8.95%***	8.31%***	12.11%***	3.77%	13.01%***
Ratio of Expenses **	1.00%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$14.475854	$10.028636	$15.500182	$12.824234	$19.930516	$15.811938	$25.970550	$16.967550	$23.906405	$9.537029
Total Return *	-3.70%	-4.73%***	23.00%***	22.08%	16.38%***	11.54%	31.67%	30.33%	28.62%***	-3.95%***
Ratio of Expenses **	1.00%	0.85%	1.00%	1.35%	0.85%	1.00%	1.00%	1.00%	0.85%	1.00%

Period ended December 31, 2012

Unit Value	$15.031760	$10.531884	$11.860954	$10.504460	$16.283294	$14.176473	$19.723854	$13.018981	$17.132383	n/a
Total Return *	-0.04%***	0.73%***	7.29%	12.42%	2.01%***	0.31%***	3.32%***	-1.54%***	1.32%***	n/a
Ratio of Expenses **	1.00%	1.00%	1.25%	1.35%	1.00%	1.00%	1.00%	1.00%	1.00%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Bond Index Fund - A	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A (a)

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$58,290	$44,587	$25,997	$82,231	$78,742	$16,273	$161,716	$395,433	$123,370	$4,477
Units Outstanding (in thousands)	4,126	5,253	1,928	5,868	4,761	927	5,405	20,328	4,625	348
Investment Income Ratio *	0.83%	1.92%	3.18%	0.00%	0.25%	2.01%	0.17%	0.13%	0.50%	1.95%

Period ended December 31, 2015

Net Assets (in thousands)	$48,479	$30,412	$31,683	$71,785	$73,405	$16,987	$112,335	$306,397	$88,288	$3,031
Units Outstanding (in thousands)	3,478	3,889	2,279	5,654	4,422	1,046	4,454	17,304	4,112	272
Investment Income Ratio *	2.05%	1.70%	1.99%	1.80%	2.37%	2.35%	0.98%	1.51%	0.67%	1.33%

Period ended December 31, 2014

Net Assets (in thousands)	$40,787	$27,610	$13,852	$69,791	$61,638	$8,811	$91,315	$259,697	$74,714	$3,141
Units Outstanding (in thousands)	2,888	2,947	963	5,342	3,631	562	3,482	14,604	3,286	264
Investment Income Ratio *	3.42%	1.30%	1.38%	1.42%	3.52%	2.56%	0.93%	1.37%	1.00%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$32,592	$16,399	$5,020	$65,059	$49,446	$6,356	$75,340	$205,436	$72,482	$271
Units Outstanding (in thousands)	2,413	1,661	333	5,170	2,705	414	3,105	12,934	3,306	28
Investment Income Ratio *	2.15%	0.82%	1.14%	1.56%	2.53%	3.78%	0.93%	1.35%	1.27%	5.42%

Period ended December 31, 2012

Net Assets (in thousands)	$32,939	$8,491	$1,887	$50,449	$36,273	$4,074	$40,766	$123,527	$34,922	n/a
Units Outstanding (in thousands)	2,345	812	161	4,879	2,387	294	2,206	10,096	2,178	n/a
Investment Income Ratio *	2.34%	0.04%	3.62%	1.50%	2.69%	1.92%	1.00%	1.66%	1.66%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MMRS Conservative Fund - A (b)	JNL/MMRS Growth Fund - A (b)	JNL/MMRS Moderate Fund - A (b)	JNL/Morgan Stanley Mid Cap Growth Fund - A (a)	JNL/Neuberger Berman Strategic Income Fund - A (a)	JNL/Oppenheimer Emerging Markets Innovator Fund - A (c)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$10.309578	$9.777668	$9.951757	$10.324367	$10.368167	$8.274732	$14.161051	$11.682365	$12.301830	$10.358919
Total Return *	2.71%	1.37%	1.83%	-10.23%	3.49%	-1.70%	-3.14%	2.15%	-1.29%	6.39%
Ratio of Expenses **	1.25%	1.25%	1.25%	2.45%	2.32%	1.25%	3.30%	2.92%	4.00%	2.81%

Period ended December 31, 2015

Unit Value	$10.037407	$9.645712	$9.773015	$11.500987	$10.018393	$8.418188	$14.620129	$11.436394	$12.462997	$9.736350
Total Return *	-3.50%	-6.82%	-5.77%	-6.64%	-3.50%	-13.17%***	0.43%	-5.89%	-3.53%	-4.02%
Ratio of Expenses **	1.25%	1.25%	1.25%	2.45%	2.32%	1.25%	3.30%	2.92%	4.00%	2.81%

Period ended December 31, 2014

Unit Value	$10.401642	$10.352069	$10.371899	$12.318387	$10.381966	n/a	$14.557493	$12.152589	$12.919306	$10.143632
Total Return *	3.05%***	-0.37%***	0.21%***	-2.81%	2.49%	n/a	-1.40%	0.32%	-0.10%	-2.56%
Ratio of Expenses **	1.25%	1.25%	1.25%	2.45%	2.32%	n/a	3.30%	2.92%	4.00%	2.81%

Period ended December 31, 2013

Unit Value	n/a	n/a	n/a	$12.674195	$10.130188	n/a	$14.764434	$12.113850	$12.932439	$10.410476
Total Return *	n/a	n/a	n/a	34.40%	-2.89%***	n/a	22.14%	-11.74%	-5.92%	1.43%
Ratio of Expenses **	n/a	n/a	n/a	2.45%	2.32%	n/a	3.30%	2.92%	4.00%	2.81%

Period ended December 31, 2012

Unit Value	n/a	n/a	n/a	$9.430240	$10.378186	n/a	$12.087946	$13.725632	$13.745677	$10.264129
Total Return *	n/a	n/a	n/a	3.41%***	4.46%***	n/a	16.62%	5.30%	3.84%	2.69%***
Ratio of Expenses **	n/a	n/a	n/a	2.45%	2.31%	n/a	3.30%	2.92%	4.00%	2.81%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MMRS Conservative Fund - A (b)	JNL/MMRS Growth Fund - A (b)	JNL/MMRS Moderate Fund - A (b)	JNL/Morgan Stanley Mid Cap Growth Fund - A (a)	JNL/Neuberger Berman Strategic Income Fund - A (a)	JNL/Oppenheimer Emerging Markets Innovator Fund - A (c)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$10.420265	$9.843266	$10.058757	$10.944442	$11.026433	$8.330418	$19.989266	$14.355144	$22.265574	$11.651029
Total Return *	-1.80%***	1.62%	2.24%	-9.10%	2.00%***	-1.31%	-0.99%	4.28%	1.86%	8.49%
Ratio of Expenses **	0.85%	1.00%	0.85%	1.20%	1.00%	0.85%	1.10%	0.85%	0.85%	0.85%

Period ended December 31, 2015

Unit Value	$10.079561	$9.686243	$9.838769	$12.040674	$10.438491	$8.441103	$20.189406	$13.765763	$21.859627	$10.738827
Total Return *	-3.26%	-6.59%	-6.95%***	-8.14%***	-2.42%	-12.50%***	2.66%	-3.92%	-0.44%	-2.12%
Ratio of Expenses **	1.00%	1.00%	0.85%	1.20%	1.20%	0.85%	1.10%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$10.419247	$10.369613	$10.389448	$12.685568	$10.696824	n/a	$19.665443	$14.328127	$21.957250	$10.970883
Total Return *	3.10%***	1.45%***	2.60%***	-1.73%	3.65%***	n/a	0.79%	2.42%	3.10%	-0.63%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.35%	1.20%	n/a	1.10%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	n/a	n/a	n/a	$12.909203	$10.311970	n/a	$19.510969	$13.989820	$21.297973	$11.040930
Total Return *	n/a	n/a	n/a	35.88%	1.46%***	n/a	24.86%	-10.80%***	-3.00%***	2.52%***
Ratio of Expenses **	n/a	n/a	n/a	1.35%	1.25%	n/a	1.10%	0.85%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	n/a	n/a	n/a	$9.500450	$10.445070	n/a	$15.626425	$15.388594	$21.452391	$10.642622
Total Return *	n/a	n/a	n/a	3.94%***	0.81%***	n/a	19.22%	6.33%***	0.53%***	1.40%***
Ratio of Expenses **	n/a	n/a	n/a	1.35%	1.35%	n/a	1.10%	1.00%	1.00%	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MMRS Conservative Fund - A (b)	JNL/MMRS Growth Fund - A (b)	JNL/MMRS Moderate Fund - A (b)	JNL/Morgan Stanley Mid Cap Growth Fund - A (a)	JNL/Neuberger Berman Strategic Income Fund - A (a)	JNL/Oppenheimer Emerging Markets Innovator Fund - A (c)	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$18,985	$1,395	$8,039	$8,854	$37,706	$632	$93,710	$76,201	$222,921	$90,103
Units Outstanding (in thousands)	1,832	142	804	822	3,505	76	5,015	5,656	11,316	7,988
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	3.25%	0.00%	0.62%	5.89%	0.39%	4.50%

Period ended December 31, 2015

Net Assets (in thousands)	$19,204	$1,231	$7,804	$10,796	$33,382	$343	$83,341	$75,850	$224,766	$76,164
Units Outstanding (in thousands)	1,907	127	796	909	3,237	41	4,415	5,853	11,614	7,290
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	1.33%	0.00%	0.92%	3.69%	2.88%	3.82%

Period ended December 31, 2014

Net Assets (in thousands)	$1,848	$168	$680	$7,084	$30,886	n/a	$56,345	$82,537	$234,444	$78,107
Units Outstanding (in thousands)	178	16	66	562	2,914	n/a	3,057	6,086	12,022	7,274
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	1.03%	n/a	0.59%	0.73%	3.37%	2.48%

Period ended December 31, 2013

Net Assets (in thousands)	n/a	n/a	n/a	$3,787	$10,544	n/a	$47,210	$80,705	$241,408	$55,347
Units Outstanding (in thousands)	n/a	n/a	n/a	294	1,028	n/a	2,571	6,059	12,715	5,104
Investment Income Ratio *	n/a	n/a	n/a	0.00%	0.23%	n/a	1.01%	1.21%	1.18%	2.32%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	n/a	n/a	$702	$3,680	n/a	$32,152	$111,530	$259,261	$14,170
Units Outstanding (in thousands)	n/a	n/a	n/a	74	353	n/a	2,182	7,508	13,242	1,348
Investment Income Ratio *	n/a	n/a	n/a	0.76%	0.00%	n/a	1.06%	2.07%	2.12%	3.29%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 30, 2012.
(b) Commencement of operations April 28, 2014.
(c) Commencement of operations April 27, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A (b) (c)	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (a)

Highest expense ratio
Period ended December 31, 2016

Unit Value	$15.188572	$16.809644	$17.416394	$15.114920	$19.962828	$13.940101	$17.756479	$19.459955	$18.646034	$9.739920
Total Return *	13.51%	23.94%	27.26%	3.26%	17.31%	5.43%	7.09%	2.97%	14.71%	6.93%
Ratio of Expenses **	3.06%	2.77%	2.56%	2.32%	3.62%	2.62%	2.95%	2.62%	2.61%	1.25%

Period ended December 31, 2015

Unit Value	$13.380499	$13.562701	$13.685427	$14.637327	$17.017675	$13.222673	$16.580961	$18.898667	$16.255184	$9.108275
Total Return *	-9.69%	-10.57%	-5.93%	0.16%***	-11.95%	-2.99%	-7.81%	-1.43%	-1.91%	-3.36%
Ratio of Expenses **	3.06%	2.77%	2.56%	2.32%	3.62%	2.62%	2.95%	2.62%	2.61%	1.25%

Period ended December 31, 2014

Unit Value	$14.816619	$15.166470	$14.548215	n/a	$19.326464	$13.629676	$17.984681	$19.172507	$16.571231	$9.425269
Total Return *	-2.89%	7.43%	3.18%	n/a	8.50%	-1.98%	11.08%	7.21%	10.77%	-1.93%***
Ratio of Expenses **	3.06%	2.77%	2.56%	n/a	3.62%	2.62%	2.95%	2.62%	2.61%	1.25%

Period ended December 31, 2013

Unit Value	$15.257323	$14.117385	$14.100486	n/a	$17.812896	$13.905517	$16.191433	$17.883030	$14.960387	n/a
Total Return *	4.94%	37.23%	33.88%	n/a	35.24%	38.00%	39.46%	39.24%	27.41%	n/a
Ratio of Expenses **	3.06%	2.77%	2.56%	n/a	3.62%	2.62%	2.95%	2.62%	2.61%	n/a

Period ended December 31, 2012

Unit Value	$14.539145	$10.287545	$10.532033	n/a	$13.171132	$10.076497	$11.610352	$12.843302	$11.741770	n/a
Total Return *	13.22%	13.24%	16.65%	n/a	11.54%	26.89%	12.84%	13.60%	9.89%	n/a
Ratio of Expenses **	3.06%	2.77%	2.56%	n/a	3.62%	2.62%	2.95%	2.62%	2.61%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations September 15, 2014.
(b) The Fund was made available to the separate account effective April 27, 2015.
(c) On April 25, 2016, JNL/PPM America Total Return Fund was created in the JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Financial Highlights includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period prior to the merger.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A (b) (c)	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (a)

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$23.029246	$19.884754	$19.616787	$17.002568	$33.364029	$16.127133	$21.484971	$22.851206	$21.875403	$9.829925
Total Return *	16.04%	26.34%	29.00%	2.74%***	20.11%	7.30%	9.36%	4.80%	16.74%	7.36%
Ratio of Expenses **	0.85%	0.85%	1.20%	0.85%	1.25%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2015

Unit Value	$19.845535	$15.739543	$15.206775	$16.056101	$27.777385	$15.029479	$19.646838	$21.803786	$18.738663	$9.155836
Total Return *	-7.67%	-8.84%	-4.64%	-1.83%***	-9.83%	-1.25%	-5.85%	0.33%	-0.17%	-8.43%***
Ratio of Expenses **	0.85%	0.85%	1.20%	1.00%	1.25%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$21.495176	$17.265994	$15.947097	n/a	$30.807024	$15.220300	$20.867188	$21.731617	$18.769706	$9.432305
Total Return *	-0.72%	9.51%	4.59%	n/a	11.10%	-0.23%	13.43%	10.06%***	6.16%***	2.84%***
Ratio of Expenses **	0.85%	0.85%	1.20%	n/a	1.25%	0.85%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2013

Unit Value	$21.650695	$15.766040	$15.247512	n/a	$27.729282	$15.255883	$18.396101	$19.494925	$16.299350	n/a
Total Return *	4.03%***	13.21%***	35.72%	n/a	38.49%	40.46%	24.81%***	23.34%***	29.22%	n/a
Ratio of Expenses **	0.85%	0.85%	1.20%	n/a	1.25%	0.85%	0.85%	1.20%	1.20%	n/a

Period ended December 31, 2012

Unit Value	$19.736528	$11.190626	$11.234940	n/a	$20.023195	$10.861067	$12.819083	$13.769500	$12.613424	n/a
Total Return *	10.16%***	6.15%***	18.25%***	n/a	14.22%	20.39%***	-0.52%***	15.17%	11.46%	n/a
Ratio of Expenses **	1.00%	1.00%	1.20%	n/a	1.25%	0.85%	1.00%	1.25%	1.20%	n/a

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations September 15, 2014.
(b) The Fund was made available to the separate account effective April 27, 2015.
(c) On April 25, 2016, JNL/PPM America Total Return Fund was created in the JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Financial Highlights includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period prior to the merger.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A (b) (c)	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A	JNL/S&P International 5 Fund - A (a)

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$111,261	$34,770	$50,725	$19,420	$11,881	$24,100	$480,088	$68,526	$307,479	$1,893
Units Outstanding (in thousands)	5,457	1,839	2,659	1,192	413	1,547	23,595	3,176	14,926	194
Investment Income Ratio *	0.18%	0.61%	0.05%	4.33%	2.05%	4.34%	0.00%	1.00%	2.54%	3.80%

Period ended December 31, 2015

Net Assets (in thousands)	$88,965	$18,514	$27,059	$4,717	$8,505	$25,383	$409,478	$63,579	$188,179	$1,738
Units Outstanding (in thousands)	5,029	1,230	1,825	306	363	1,743	21,910	3,072	10,617	190
Investment Income Ratio *	5.67%	0.73%	0.71%	6.56%	0.00%	5.80%	5.32%	0.80%	2.47%	1.12%

Period ended December 31, 2014

Net Assets (in thousands)	$106,798	$17,365	$12,126	n/a	$9,690	$24,826	$314,115	$43,253	$182,015	$142
Units Outstanding (in thousands)	5,576	1,046	775	n/a	374	1,680	15,734	2,092	10,200	15
Investment Income Ratio *	6.12%	0.61%	0.29%	n/a	5.14%	7.27%	2.42%	0.32%	1.50%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$89,003	$10,913	$8,596	n/a	$7,682	$22,471	$167,200	$32,333	$129,777	n/a
Units Outstanding (in thousands)	4,628	719	573	n/a	339	1,516	9,461	1,696	8,150	n/a
Investment Income Ratio *	6.48%	0.57%	0.39%	n/a	1.34%	9.56%	0.84%	0.80%	2.03%	n/a

Period ended December 31, 2012

Net Assets (in thousands)	$71,646	$5,314	$4,598	n/a	$5,003	$12,552	$67,214	$14,021	$55,100	n/a
Units Outstanding (in thousands)	4,004	488	415	n/a	320	1,191	5,399	1,035	4,453	n/a
Investment Income Ratio *	5.98%	0.36%	1.08%	n/a	1.38%	0.00%	1.88%	0.69%	1.77%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations September 15, 2014.
(b) The Fund was made available to the separate account effective April 27, 2015.
(c) On April 25, 2016, JNL/PPM America Total Return Fund was created in the JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Financial Highlights includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period prior to the merger.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$17.542631	$14.526331	$11.451893	$13.977122	$12.613225	$13.159547	$11.259613	$16.630240	$9.674716	$31.401944
Total Return *	2.53%	2.39%	2.00%	2.11%	2.38%	1.84%	15.02%	9.51%	3.24%	-2.54%
Ratio of Expenses **	2.645%	3.47%	2.92%	3.67%	3.06%	3.62%	2.46%	2.81%	1.25%	4.00%

Period ended December 31, 2015

Unit Value	$17.109588	$14.186639	$11.227064	$13.688595	$12.320149	$12.921449	$9.789655	$15.186258	$9.371504	$32.220403
Total Return *	-16.09%	-3.64%	-4.40%	-3.80%	-4.11%	-4.29%	-15.00%***	-10.28%	-1.76%	6.36%
Ratio of Expenses **	2.645%	3.47%	2.92%	3.67%	3.06%	3.62%	2.46%	2.81%	1.25%	4.00%

Period ended December 31, 2014

Unit Value	$20.390385	$14.722139	$11.743388	$14.229284	$12.847889	$13.500712	$11.256496	$16.926497	$9.538960	$30.293957
Total Return *	14.96%	2.94%	0.15%	1.83%	0.84%	0.79%	4.70%***	12.68%	-3.96%***	4.45%
Ratio of Expenses **	2.645%	3.47%	2.92%	3.67%	3.06%	3.62%	2.00%	2.81%	1.25%	4.00%

Period ended December 31, 2013

Unit Value	$17.737411	$14.301457	$11.725503	$13.974207	$12.740242	$13.394953	n/a	$15.021726	n/a	$29.004459
Total Return *	46.03%	21.48%	1.51%	18.17%	7.10%	11.73%	n/a	47.48%	n/a	33.23%
Ratio of Expenses **	2.645%	3.47%	2.92%	3.67%	3.06%	3.62%	n/a	2.81%	n/a	4.00%

Period ended December 31, 2012

Unit Value	$12.146108	$11.772322	$11.550775	$11.825962	$11.895904	$11.988953	n/a	$10.185716	n/a	$21.770550
Total Return *	11.12%	11.88%	5.63%	11.17%	7.57%	9.68%	n/a	18.45%	n/a	14.16%
Ratio of Expenses **	2.645%	3.47%	2.92%	3.67%	3.06%	3.62%	n/a	2.81%	n/a	4.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$20.650541	$22.224036	$14.134589	$22.200317	$15.837097	$20.705138	$11.754901	$19.867993	$9.778751	$62.074157
Total Return *	4.38%	4.74%	3.77%	4.65%	4.30%	4.33%	16.90%	11.67%	3.65%	0.57%
Ratio of Expenses **	0.85%	1.20%	1.20%	1.20%	1.20%	1.20%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2015

Unit Value	$19.783427	$21.218489	$13.621413	$21.212985	$15.184807	$19.845710	$10.055207	$17.791675	$9.434572	$61.722195
Total Return *	-14.57%	-1.42%	-2.74%	-1.39%	-2.31%	-1.95%	-11.37%	-8.51%	-1.36%	9.76%
Ratio of Expenses **	0.85%	1.20%	1.20%	1.20%	1.20%	1.20%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$23.157493	$21.525177	$14.004861	$21.512865	$15.543434	$20.239581	$11.344547	$19.445569	$9.564822	$56.232230
Total Return *	13.83%***	5.31%	1.89%	4.37%	2.74%	3.26%	12.03%***	7.26%***	-1.11%***	7.79%
Ratio of Expenses **	0.85%	1.20%	1.20%	1.20%	1.20%	1.20%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$19.311174	$20.440770	$13.745057	$20.611744	$15.129153	$19.600872	n/a	$16.565974	n/a	$52.169036
Total Return *	48.09%	24.27%	3.27%	21.12%	9.11%	14.46%	n/a	49.87%	n/a	28.82%***
Ratio of Expenses **	1.25%	1.20%	1.20%	1.20%	1.20%	1.20%	n/a	1.20%	n/a	0.85%

Period ended December 31, 2012

Unit Value	$13.040569	$16.448262	$13.309324	$17.017523	$13.866156	$17.123982	n/a	$11.053407	n/a	$36.952947
Total Return *	12.69%	14.46%	7.47%	13.96%	9.60%***	12.38%	n/a	1.63%***	n/a	10.06%***
Ratio of Expenses **	1.25%	1.20%	1.20%	1.20%	1.20%	1.20%	n/a	1.20%	n/a	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A	JNL/S&P Mid 3 Fund - A (a)	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A (a)	JNL/T. Rowe Price Established Growth Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$56,749	$130,472	$135,240	$347,472	$286,630	$446,163	$18,664	$40,780	$4,548	$268,609
Units Outstanding (in thousands)	2,913	6,298	10,004	16,703	18,847	22,940	1,612	2,175	467	5,041
Investment Income Ratio *	2.62%	0.00%	0.00%	0.00%	0.00%	0.00%	1.58%	1.92%	0.77%	0.00%

Period ended December 31, 2015

Net Assets (in thousands)	$59,765	$135,512	$142,097	$339,937	$280,867	$443,578	$11,122	$30,621	$3,733	$259,476
Units Outstanding (in thousands)	3,189	6,882	10,875	17,079	19,230	23,737	1,117	1,816	397	4,907
Investment Income Ratio *	1.09%	0.00%	0.00%	0.00%	0.00%	0.00%	0.18%	1.34%	0.00%	0.00%

Period ended December 31, 2014

Net Assets (in thousands)	$59,875	$135,815	$146,026	$339,783	$291,636	$454,436	$3,468	$33,313	$1,767	$168,167
Units Outstanding (in thousands)	2,720	6,774	10,833	16,781	19,457	23,808	307	1,800	185	3,516
Investment Income Ratio *	0.83%	0.48%	0.30%	0.54%	0.21%	0.24%	0.00%	0.99%	0.00%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$36,298	$121,398	$143,689	$298,547	$264,135	$403,506	n/a	$17,480	n/a	$149,250
Units Outstanding (in thousands)	1,916	6,367	10,837	15,340	18,062	21,809	n/a	1,080	n/a	3,368
Investment Income Ratio *	1.05%	0.77%	0.58%	0.90%	0.46%	0.51%	n/a	1.26%	n/a	0.08%

Period ended December 31, 2012

Net Assets (in thousands)	$13,731	$77,048	$146,424	$221,040	$236,192	$325,921	n/a	$5,496	n/a	$101,080
Units Outstanding (in thousands)	1,071	5,056	11,378	13,768	17,574	20,148	n/a	506	n/a	3,156
Investment Income Ratio *	0.78%	0.92%	2.50%	1.21%	1.85%	1.50%	n/a	1.07%	n/a	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$49.964507	$8.862612	$18.596791	$9.541545	$28.572122	$8.311313	$24.528184	$7.256261	$16.650363	$10.730800
Total Return *	1.93%	-1.37%	6.94%	1.38%	7.23%	-3.00%	9.40%	19.84%	2.42%	20.32%
Ratio of Expenses **	4.00%	2.81%	3.595%	1.25%	3.30%	3.06%	3.62%	3.06%	3.595%	3.10%

Period ended December 31, 2015

Unit Value	$49.019037	$8.985961	$17.389913	$9.411507	$26.645724	$8.568705	$22.420084	$6.054948	$16.257361	$8.918358
Total Return *	2.29%	-2.46%	-5.31%	-6.10%***	-4.14%	-3.01%	-6.57%	-0.37%	2.16%	-4.14%
Ratio of Expenses **	4.00%	2.81%	3.595%	1.25%	3.30%	3.06%	3.62%	3.06%	3.595%	3.10%

Period ended December 31, 2014

Unit Value	$47.920519	$9.212594	$18.365119	n/a	$27.796839	$8.834862	$23.995506	$6.077288	$15.914213	$9.303494
Total Return *	8.40%	-2.36%	9.25%	n/a	6.30%	-3.01%	7.37%	2.34%	6.90%	9.61%
Ratio of Expenses **	4.00%	2.81%	3.595%	n/a	3.30%	3.06%	3.62%	3.06%	3.595%	3.10%

Period ended December 31, 2013

Unit Value	$44.205722	$9.434969	$16.810898	n/a	$26.150020	$9.109248	$22.348000	$5.938096	$14.887088	$8.487959
Total Return *	31.15%	-2.68%	32.29%	n/a	15.46%	-3.01%	26.39%	17.37%	36.12%	29.28%
Ratio of Expenses **	4.00%	2.81%	3.595%	n/a	3.30%	3.06%	3.62%	3.06%	3.595%	3.10%

Period ended December 31, 2012

Unit Value	$33.706054	$9.694295	$12.707361	n/a	$22.649504	$9.392217	$17.682097	$5.059207	$10.936346	$6.565716
Total Return *	9.12%	-0.40%	15.11%	n/a	6.51%	-3.02%	12.20%	16.70%	19.10%	22.26%
Ratio of Expenses **	4.00%	2.81%	3.595%	n/a	3.30%	3.06%	3.62%	3.06%	3.595%	3.10%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$93.572982	$10.923690	$29.383960	$9.579756	$48.542438	$13.405339	$35.126838	$10.682603	$26.906301	$15.901007
Total Return *	4.92%	0.57%	9.91%	1.64%	9.88%	-0.84%	12.19%	22.51%	5.26%	23.05%
Ratio of Expenses **	1.10%	0.85%	0.85%	1.00%	0.85%	0.85%	1.10%	0.85%	0.85%	0.85%

Period ended December 31, 2015

Unit Value	$89.185169	$10.861319	$26.735011	$9.425575	$44.176861	$13.519203	$31.310920	$8.719714	$25.561759	$12.922062
Total Return *	5.30%	-0.53%	-2.67%	-5.93%***	-1.76%	-0.85%	-4.18%	1.86%	5.00%	-1.96%
Ratio of Expenses **	1.10%	0.85%	0.85%	1.00%	0.85%	0.85%	1.10%	0.85%	0.85%	0.85%

Period ended December 31, 2014

Unit Value	$84.694266	$10.919162	$27.469745	n/a	$44.969905	$13.634433	$32.677119	$8.560594	$24.344656	$13.180174
Total Return *	11.59%	-0.42%	12.29%	n/a	8.93%	-0.84%	10.11%	1.89%***	9.87%	12.10%
Ratio of Expenses **	1.10%	0.85%	0.85%	n/a	0.85%	0.85%	1.10%	0.85%	0.85%	0.85%

Period ended December 31, 2013

Unit Value	$75.895422	$10.965523	$24.464134	n/a	$41.281711	$13.750591	$29.676154	$8.005423	$22.156773	$11.757276
Total Return *	35.01%	-0.59%***	21.30%***	n/a	14.41%***	-0.37%***	29.61%	19.81%	12.21%***	5.19%***
Ratio of Expenses **	1.10%	0.85%	0.85%	n/a	0.85%	0.85%	1.10%	1.00%	0.85%	0.85%

Period ended December 31, 2012

Unit Value	$56.214659	$10.938309	$17.653107	n/a	$33.979116	$13.505871	$22.895903	$6.681594	$15.518465	$8.482107
Total Return *	12.34%	-0.14%***	10.65%***	n/a	-0.95%***	-0.56%***	15.07%	-0.81%***	0.76%***	24.61%
Ratio of Expenses **	1.10%	1.00%	1.00%	n/a	1.00%	1.00%	1.10%	1.00%	1.00%	1.20%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 27, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A	JNL/Westchester Capital Event Driven Fund - A (a)	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Financial Sector Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$206,574	$62,320	$123,667	$155	$319,121	$76,889	$49,470	$13,656	$54,713	$80,812
Units Outstanding (in thousands)	2,450	6,082	4,742	16	7,473	6,479	1,502	1,421	2,266	5,684
Investment Income Ratio *	0.00%	1.28%	1.91%	0.16%	1.39%	0.00%	1.08%	2.73%	0.69%	1.58%

Period ended December 31, 2015

Net Assets (in thousands)	$199,716	$58,280	$103,769	$33	$228,923	$70,791	$44,306	$11,240	$60,047	$52,080
Units Outstanding (in thousands)	2,485	5,700	4,354	4	5,904	5,888	1,505	1,447	2,622	4,502
Investment Income Ratio *	0.00%	1.03%	0.83%	0.00%	1.17%	0.00%	1.49%	3.61%	0.53%	1.19%

Period ended December 31, 2014

Net Assets (in thousands)	$162,598	$47,459	$98,722	n/a	$214,173	$67,667	$44,081	$12,293	$30,112	$39,790
Units Outstanding (in thousands)	2,134	4,599	4,005	n/a	5,422	5,497	1,429	1,608	1,375	3,361
Investment Income Ratio *	0.15%	1.15%	0.83%	n/a	1.34%	0.00%	1.45%	2.93%	0.57%	0.93%

Period ended December 31, 2013

Net Assets (in thousands)	$131,138	$44,959	$74,023	n/a	$145,061	$58,662	$40,693	$9,606	$27,063	$33,962
Units Outstanding (in thousands)	1,919	4,322	3,345	n/a	3,995	4,817	1,448	1,311	1,353	3,234
Investment Income Ratio *	0.00%	1.56%	1.25%	n/a	1.54%	0.00%	1.91%	2.43%	0.68%	0.92%

Period ended December 31, 2012

Net Assets (in thousands)	$95,965	$31,283	$47,218	n/a	$98,608	$45,026	$27,688	$10,005	$12,972	$19,350
Units Outstanding (in thousands)	1,902	2,973	2,883	n/a	3,212	3,689	1,275	1,611	906	2,433
Investment Income Ratio *	0.21%	1.07%	1.41%	n/a	1.30%	0.00%	2.30%	3.49%	0.57%	1.05%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a) Commencement of operations April 27, 2015.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A

Highest expense ratio
Period ended December 31, 2016

Unit Value	$17.472134	$14.903776	$19.505068	$23.275798	$12.624733	$17.617522	$9.596232
Total Return *	-7.23%	8.48%	4.94%	22.64%	0.07%	30.70%	9.85%
Ratio of Expenses **	3.62%	3.36%	2.82%	3.67%	2.695%	2.80%	3.10%

Period ended December 31, 2015

Unit Value	$18.834232	$13.738420	$18.586349	$18.978638	$12.615395	$13.479578	$8.736021
Total Return *	2.79%	-6.22%	-1.39%	-26.02%	-10.73%	-7.68%	1.22%
Ratio of Expenses **	3.62%	3.36%	2.82%	3.67%	2.695%	2.80%	3.10%

Period ended December 31, 2014

Unit Value	$18.323653	$14.649591	$18.847701	$25.654937	$14.132220	$14.600272	$8.630642
Total Return *	20.69%	7.65%	15.14%	-13.59%	2.38%	0.64%	16.93%
Ratio of Expenses **	3.62%	3.36%	2.82%	3.67%	2.695%	2.80%	3.10%

Period ended December 31, 2013

Unit Value	$15.182719	$13.609160	$16.368926	$29.688434	$13.803245	$14.507118	$7.381020
Total Return *	35.88%	27.33%	37.18%	20.83%	36.77%	33.11%	22.33%
Ratio of Expenses **	3.62%	3.36%	2.82%	3.67%	2.695%	2.80%	3.10%

Period ended December 31, 2012

Unit Value	$11.173519	$10.687935	$11.932755	$24.570833	$10.092357	$10.898391	$6.033679
Total Return *	14.33%	14.13%	16.32%	0.58%	8.55%	10.70%	7.83%
Ratio of Expenses **	3.62%	3.36%	2.82%	3.67%	2.695%	2.80%	3.10%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A

Lowest expense ratio
Period ended December 31, 2016

Unit Value	$28.358986	$19.413605	$24.822033	$38.127356	$15.128682	$21.271877	$14.219481
Total Return *	-4.63%	10.84%	7.03%	26.14%	1.78%	19.71%***	12.34%
Ratio of Expenses **	0.85%	1.20%	0.85%	0.85%	1.00%	0.85%	0.85%

Period ended December 31, 2015

Unit Value	$29.736848	$17.514230	$23.192699	$30.226149	$14.864081	$15.756157	$12.657594
Total Return *	5.67%	-4.17%	0.58%	-23.91%	-9.30%***	-6.00%	3.52%
Ratio of Expenses **	0.85%	1.20%	0.85%	0.85%	1.00%	1.00%	0.85%

Period ended December 31, 2014

Unit Value	$28.140272	$18.276810	$23.060016	$39.722883	$16.087525	$16.761660	$12.226668
Total Return *	24.08%	10.00%	17.43%	-11.11%	3.93%	2.47%	19.59%***
Ratio of Expenses **	0.85%	1.20%	0.85%	0.85%	1.20%	1.00%	0.85%

Period ended December 31, 2013

Unit Value	$22.679603	$16.615938	$19.636541	$44.689859	$15.479858	$16.357605	$10.003673
Total Return *	4.14%***	30.11%	13.84%***	6.46%***	8.15%***	35.54%	24.93%
Ratio of Expenses **	0.85%	1.20%	0.85%	0.85%	1.20%	1.00%	1.00%

Period ended December 31, 2012

Unit Value	$15.909183	$12.770439	$13.863086	$35.236162	$11.040021	$12.068857	$8.007603
Total Return *	-1.98%***	16.63%	-1.45%***	-3.63%***	10.03%	3.64%***	-5.30%***
Ratio of Expenses **	1.00%	1.20%	1.00%	1.00%	1.35%	1.00%	1.00%

* Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

** Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A

Investment Division data
Period ended December 31, 2016

Net Assets (in thousands)	$191,888	$231,269	$62,959	$111,069	$26,775	$39,457	$124,001
Units Outstanding (in thousands)	7,553	12,479	2,740	3,266	1,874	1,968	9,848
Investment Income Ratio *	1.81%	2.47%	0.99%	2.00%	1.06%	0.96%	0.71%

Period ended December 31, 2015

Net Assets (in thousands)	$210,768	$239,192	$50,366	$73,657	$29,558	$15,746	$105,648
Units Outstanding (in thousands)	7,893	14,272	2,333	2,726	2,098	1,042	9,382
Investment Income Ratio *	0.45%	2.63%	0.56%	1.63%	1.63%	2.61%	0.61%

Period ended December 31, 2014

Net Assets (in thousands)	$132,507	$250,441	$44,616	$71,624	$5,163	$18,732	$72,883
Units Outstanding (in thousands)	5,236	14,279	2,080	2,012	331	1,168	6,681
Investment Income Ratio *	0.58%	2.03%	0.23%	1.24%	0.87%	0.64%	0.69%

Period ended December 31, 2013

Net Assets (in thousands)	$64,183	$262,164	$19,932	$62,863	$3,874	$13,174	$46,277
Units Outstanding (in thousands)	3,136	16,407	1,086	1,567	257	837	5,053
Investment Income Ratio *	0.79%	2.59%	0.88%	1.25%	0.97%	1.74%	0.73%

Period ended December 31, 2012

Net Assets (in thousands)	$27,339	$229,094	$14,651	$46,921	$2,337	$6,871	$32,856
Units Outstanding (in thousands)	1,865	18,622	1,112	1,450	215	590	4,470
Investment Income Ratio *	0.88%	2.89%	0.27%	1.13%	0.48%	0.67%	0.28%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholders
Jackson National Life Insurance Company of New York and
Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statement of assets and liabilities of each Investment Division within JNLNY Separate Account I (the Company), as of December 31, 2016, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each year of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agent of the underlying mutual funds and other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each Investment Division within the Company as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/KPMG LLP

Chicago, Illinois
March 21, 2017

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

APPENDIX B

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm
The Audit Committee of the Board of Directors
Jackson National Life Insurance Company of New York:
We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York (the Company) as of December 31, 2016 and 2015, and the related income statements, statements of comprehensive income, statements of equity, and statements of cash flows for each of the years in the three‑year period ended December 31, 2016. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the years in the three‑year period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles.
/s/KPMG LLP
Columbus, Ohio
March 21, 2017

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2016	2015
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2016 $1,880,363; 2015 $1,792,863)	$1,914,604	$1,835,373
Trading securities, at fair value	144	532
Policy loans	299	282
Total investments	1,915,047	1,836,187
Cash and cash equivalents	247,616	119,596
Accrued investment income	16,064	16,636
Deferred acquisition costs	52,578	359,229
Deferred sales inducements	2,524	5,486
Reinsurance recoverable, net	1,291,394	139,299
Income taxes receivable from Parent	71,962	70,499
Receivable from Parent	—	562
Deferred income taxes, net	85,358	—
Separate account assets	9,638,780	8,515,156
Total assets	$13,321,323	$11,062,650

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$193,182	$185,837
Other contract holder funds	1,818,225	1,669,744
Deferred income taxes, net	—	24,111
Payable to Parent	905,427	—
Deferred gain on reinsurance	243,115	282
Other liabilities	58,887	52,321
Separate account liabilities	9,638,780	8,515,156
Total liabilities	12,857,616	10,447,451

Stockholder's Equity
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	256,000	256,000
Accumulated other comprehensive income, net of
tax (benefit) expense of $(788) in 2016 and $976 in 2015	20,167	23,442
Retained earnings	185,540	333,757
Total stockholder's equity	463,707	615,199
Total liabilities and stockholder's equity	$13,321,323	$11,062,650

See accompanying Notes to Financial Statements

2

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Income Statements
(In thousands)

	Years Ended December 31,
	2016	2015	2014
Revenues
Fee income	$233,440	$213,379	$180,616
Premium, net of reinsurance	(116,928)	(74,889)	(61,144)
Net investment income	80,199	78,753	81,690
Net realized gains (losses) on investments:
Total other-than-temporary impairments	(2,440)	(1,525)	(2,642)
Portion of other-than-temporary impairments included in
other comprehensive income	142	(32)	1,890
Net other-than-temporary impairments	(2,298)	(1,557)	(752)
Other investment gains	13,214	1,047	4,018
Total net realized gains (losses) on investments	10,916	(510)	3,266
Other income	35,565	135	147
Total revenues	243,192	216,868	204,575
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	9,081	(15,068)	27,668
Interest credited on other contract holder funds, net of deferrals	40,743	38,637	39,481
Operating costs and other expenses, net of deferrals	72,685	70,004	60,430
Amortization of deferred acquisition and sales inducement costs	381,530	49,019	29,718
Total benefits and expenses	504,039	142,592	157,297
Pretax (loss) income	(260,847)	74,276	47,278
Income tax (benefit) expense	(112,630)	10,401	10,336
Net (loss) income	$(148,217)	$63,875	$36,942

See accompanying Notes to Financial Statements

3

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2016	2015	2014
Net (loss) income	$(148,217)	$63,875	$36,942

Other comprehensive (loss) income, net of tax:
Net unrealized (losses) gains on securities not other-than-temporarily impaired (net of tax (benefit) expense of: 2016 $(287); 2015 $(11,300); 2014 $5,389)	(531)	(20,987)	10,007

Net unrealized (losses) gains on other-than-temporarily impaired securities (net of tax (benefit) expense of: 2016 $(42); 2015 $8; 2014 $(526))	(79)	16	(977)

Reclassification adjustment for losses included in net income (net of tax benefit of: 2016 $1,435; 2015 $741; 2014 $1,011)	(2,665)	(1,376)	(1,877)
Total other comprehensive (loss) income	(3,275)	(22,347)	7,153
Comprehensive (loss) income	$(151,492)	$41,528	$44,095

See accompanying Notes to Financial Statements

4

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Stockholder's Equity
(In thousands)

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity
Balances as of December 31, 2013	$2,000	$256,000	$38,636	$232,940	$529,576

Net income	—	—	—	36,942	36,942
Change in unrealized investment gains
and losses, net of tax	—	—	7,153	—	7,153
Balances as of December 31, 2014	2,000	256,000	45,789	269,882	573,671

Net income	—	—	—	63,875	63,875
Change in unrealized investment gains
and losses, net of tax	—	—	(22,347)	—	(22,347)
Balances as of December 31, 2015	2,000	256,000	23,442	333,757	615,199

Net loss	—	—	—	(148,217)	(148,217)
Change in unrealized investment gains
and losses, net of tax	—	—	(3,275)	—	(3,275)
Balances as of December 31, 2016	$2,000	$256,000	$20,167	$185,540	$463,707

See accompanying Notes to Financial Statements

5

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2016	2015	2014
Cash flows from operating activities:
Net income	$(148,217)	$63,875	$36,942
Adjustments to reconcile net income to net cash
provided by operating activities:
Net realized (gains) losses on investments	(10,916)	510	(3,266)
Interest credited on deposit liabilities, gross	40,802	38,692	39,553
Amortization of discount and premium on investments	(1,390)	(1,690)	(1,140)
Deferred income tax (benefit) expense	(107,707)	10,816	(3,328)
Change in:
Accrued investment income	572	(416)	537
Deferred sales inducements and acquisition costs	312,843	(35,359)	(59,027)
Trading portfolio activity, net	388	34	261
Income taxes receivable from/payable to Parent	(1,463)	(3,190)	4,734
Claims payable	1,929	279	5,631
Payable to/receivable from Parent	562	772	(1,246)
Other assets and liabilities, net	4,602	(11,341)	20,508
Net cash provided by operating activities	92,005	62,982	40,159

Cash flows from investing activities:
Fixed maturities:
Proceeds from sales, maturities and repayments	465,187	205,307	190,478
Purchases	(540,398)	(310,554)	(195,744)
Other investing activities	1,723	2,820	(2,571)
Net cash used in investing activities	(73,488)	(102,427)	(7,837)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	1,374,570	1,733,663	1,828,977
Withdrawals	(708,412)	(659,083)	(625,021)
Net transfers to separate accounts	(556,655)	(1,006,368)	(1,248,902)
Net cash provided by (used in) financing activities	109,503	68,212	(44,946)

Net increase (decrease) in cash and cash equivalents	128,020	28,767	(12,624)

Cash and cash equivalents, beginning of year	119,596	90,829	103,453
Total cash and cash equivalents, end of year	$247,616	$119,596	$90,829

Supplemental Cash Flow Information
Income tax (received from) paid to Parent	$(3,461)	$2,775	$8,930

See accompanying Notes to Financial Statements

6

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

1.	Business and Basis of Presentation

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware, and Michigan.

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions impacting estimated future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits, contingencies and other accruals; 6) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; and 7) value of guaranteed benefits. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles - Adopted in Current Year
In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07, “Fair Value Measurement: Disclosures for Certain Investments that Calculate Net Asset Value per Share (or Its Equivalent),” which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. In addition, the amendments remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient, and limits those disclosures only to those investments for which the practical expedient has been elected. Effective January 1, 2016, the Company adopted ASU No. 2015-07 with no impact on the Company’s financial statements.

Changes in Accounting Principles - Issued but Not Yet Adopted
In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments,” which clarifies the classification of eight specific cash flow issues in an entity’s statement of cash flows where it was determined there is diversity in practice. ASU No. 2016-15 is effective for annual periods beginning after December 15, 2018, and should be applied retrospectively for all periods presented. Early adoption is permitted. The adoption of ASU No. 2016-15 is not expected to have a material impact on the Company’s financial statements, as the requirements are presentational only within the statement of cash flows.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments,” which provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures. The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions,

7

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

and reasonable and supportable forecasts that affect the collectability of the reported amount. The guidance also modifies the current other-than-temporary impairment guidance for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing guidance for purchased credit deteriorated loans and debt securities. ASU No. 2016-13 is effective for annual reporting periods beginning after December 15, 2020. Early adoption is permitted for annual periods beginning after December 15, 2018. The Company is currently assessing the impact of the guidance on the Company’s financial statements and disclosures.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities,” which revises an entity’s accounting related to the classification and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The guidance also amends certain disclosure requirements associated with the fair value of financial instruments. ASU No. 2016-01 is effective for annual periods beginning after December 15, 2017, and should be adopted in the financial statements through a cumulative effect adjustment to the beginning balance of retained earnings. Early adoption is generally not permitted, except as defined in the ASU. The Company is currently assessing the impact of the guidance on the Company’s financial statements and disclosures.

In January 2015, the FASB issued ASU No. 2015-01, “Extraordinary and Unusual Items: Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items,” which eliminates the concept of extraordinary items. This ASU may be applied prospectively or retrospectively. Early adoption is permitted if the guidance is applied as of the beginning of the annual period of adoption. ASU No. 2015-01 is effective for annual periods ending after December 15, 2016 and is not expected to have an impact on the Company’s financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements - Going Concern,” which defines management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern and to provide related disclosures in the footnotes. Management is required to evaluate for each annual period whether it is probable that the entity will not be able to meet its obligations as they become due within one year after the date that financial statements are issued, or available to be issued. ASU No. 2014-15 is effective for periods beginning after December 15, 2016 and is not expected to have an impact on the Company’s financial statements.

Variable Annuity Reinsurance Agreement Amendment
Effective December 31, 2016, Jackson-NY amended its variable annuity reinsurance agreement with Jackson.

Prior to the amendment, the agreement ceded to Jackson 90% of the guaranteed minimum withdrawal benefits liability associated with variable annuity contracts issued by Jackson-NY. The purpose of the amendment is to transfer to Jackson 90% of the total variable annuity contract risk associated with variable annuities issued by Jackson-NY. This transfer allows for better alignment with risk mitigation strategies employed at the parent company level.

The amendment of the treaty allows for 90% of the entire variable annuity contract to be ceded to Jackson on a coinsurance basis (modified coinsurance for Separate Account liabilities) and covers all existing and future issues of variable annuity contracts issued by Jackson-NY.

This transaction resulted in a deferred gain of $242.9 million, ceded reserves of $1,148.9 million, which were reported in reinsurance recoverable, net and a payable to parent of $905.9 million. Additionally, as the underlying business is no longer retained, deferred acquisition costs of $341.0 million and deferred sales inducements of $0.7 million were written off. The deferred gain will be amortized into income over the life of the business.

The amendment was “non-disapproved” by the insurance departments of Michigan and New York, and the payable to parent was settled in 2017.

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owner/stockholder) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

8

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

Investments
Fixed maturities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $15.6 million and $20.2 million as of December 31, 2016 and 2015, respectively.

Fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

Equity securities are classified as trading. Trading securities are carried at fair value with changes in value included in net investment income.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and stockholder’s equity, net of tax, and the effect of the adjustment for deferred acquisition costs and deferred sales inducements.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company contain embedded derivatives as defined by current accounting guidance. These derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. Jackson-NY’s guaranteed minimum income benefit (“GMIB”) book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value. Guaranteed minimum withdrawal benefits (“GMWB”) associated with variable annuities are reinsured through the contract that Jackson-NY has with its Parent. The direct GMWB reserve and related ceded reserves are also considered an embedded derivative and are carried at fair value. Further details regarding the fair values of these items are included in Note 4 and details regarding this amendment are included in Note 6. Embedded derivative results are reported in death, other policy benefits and change in policy reserves.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

9

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturity securities that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivatives that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 4 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and embedded derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements,

10

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2016 and 2015, deferred acquisition costs decreased by $14.3 million and $17.2 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 7.4%, after investment management fees for both 2016 and 2015. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2016 and 2015, projected returns after the next five years were set at 7.4%. At December 31, 2016 and 2015, projected returns under mean reversion were within the range bounded by the 15% cap and 0% floor.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2015 and 2014. As a result of the previously mentioned amended reinsurance agreement, deferred acquisition costs of $341.0 million were written off, as the business is no longer retained.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and embedded derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2016 and 2015, deferred sales inducements decreased by $0.5 million and $0.8 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2015 and 2014. As a result of the previously mentioned amended reinsurance agreement, deferred sales inducements of $0.7 million were written off, as the underlying business is no longer retained.

11

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.  These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates.  Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income.

Reinsurance
The Company enters into ceded reinsurance agreements with other companies in the normal course of business.  Reinsurance agreements are reported on a gross basis on the Company’s balance sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to reinsurers.  Reinsurance ceded premiums and benefits provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premium income and benefit expenses are reported net of insurance ceded.

Federal Income Taxes
The Company files a consolidated federal income tax return with Jackson and Brooke Life. The Company has entered into a written tax sharing agreement, which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson-NY is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Payable to Parent
As a result of the previously mentioned amended reinsurance agreement, the net payment of $905.9 million was reported as a payable to parent at December 31, 2016and settled in 2017.

Deferred Gain on Reinsurance
As discussed above, Jackson-NY amended its variable annuity reinsurance agreement with Jackson in 2016. The original agreement resulted in a deferred gain of $0.9 million in 2009, which is being amortized into income over the life of the business. The reinsurance agreement amendment in 2016 resulted in an initial gain to Jackson-NY of $242.9 million, which was deferred and will be amortized into income over the life of the business.

12

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Interest rate assumptions range from 3.5% to 6.0%. Lapse, mortality, and expense assumptions are based primarily on Company experience in combination with that of its Parent. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company's financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets associated with variable life and annuity contracts, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Refer to Note 8 for additional information regarding the Company’s contractual guarantees. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the income statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 21, 2017, which is the date the financial statements were available to be issued.

13

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

3.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly-traded corporate and government bonds and asset-backed securities. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Fixed Maturities
The following table sets forth the composition of the fair value of fixed maturities at December 31, 2016, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2016, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $18.5 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Carrying Value
Investment Rating	December 31, 2016
AAA	15.3%
AA	7.5%
A	38.5%
BBB	35.0%
Investment grade	96.3%
BB	2.2%
B and below	1.5%
Below investment grade	3.7%
Total fixed maturities	100.0%

At December 31, 2016, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 84% were investment grade, 3% were below investment grade and 13% were not rated. Unrealized losses on fixed maturities that were below investment grade or not rated were approximately 17% of the aggregate gross unrealized losses on available for sale fixed maturities.

14

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2016, the industries accounting for the larger percentage of unrealized losses included utility (14% of corporate gross unrealized losses) and energy (13%). The largest unrealized loss related to a single corporate obligor was $395 thousand at December 31, 2016. At December 31, 2016 and 2015, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale fixed maturities were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2016	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
U.S. government securities	$61,779	$118	$3,573	$58,324	$—
Other government securities	5,896	—	552	5,344	—
Public utilities	164,373	8,505	1,773	171,105	—
Corporate securities	1,256,447	38,660	10,887	1,284,220	—
Residential mortgage-backed	41,674	1,661	294	43,041	(1,430)
Commercial mortgage-backed	204,491	3,664	1,926	206,229	—
Other asset-backed securities	145,703	1,454	816	146,341	(691)
Total fixed maturities	$1,880,363	$54,062	$19,821	$1,914,604	$(2,121)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2015	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
U.S. government securities	$58,159	$3,419	$—	$61,578	$—
Public utilities	139,415	9,775	947	148,243	—
Corporate securities	1,221,849	43,277	23,236	1,241,890	—
Residential mortgage-backed	61,132	2,898	459	63,571	(1,926)
Commercial mortgage-backed	225,675	7,819	1,050	232,444	(158)
Other asset-backed securities	86,633	1,627	613	87,647	(691)
Total fixed maturities	$1,792,863	$68,815	$26,305	$1,835,373	$(2,775)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income for securities on which credit impairments have been recorded.

15

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2016, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due in 1 year or less	$18,086	$231	$—	$18,317
Due after 1 year through 5 years	434,879	24,565	623	458,821
Due after 5 years through 10 years	951,626	15,108	14,384	952,350
Due after 10 years through 20 years	59,156	3,281	1,739	60,698
Due after 20 years	24,748	4,098	39	28,807
Residential mortgage-backed	41,674	1,661	294	43,041
Commercial mortgage-backed	204,491	3,664	1,926	206,229
Other asset-backed securities	145,703	1,454	816	146,341
Total	$1,880,363	$54,062	$19,821	$1,914,604

Securities with a carrying value of $521 thousand and $527 thousand at December 31, 2016 and 2015, respectively, were on deposit with the state of New York as required by state insurance law.

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2016	Cost	Gains	Losses	Value
Prime	$8,863	$494	$55	$9,302
Alt-A	7,436	472	1	7,907
Subprime	10,578	116	238	10,456
Total non-agency RMBS	$26,877	$1,082	$294	$27,665

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2015	Cost	Gains	Losses	Value
Prime	$10,938	$616	$70	$11,484
Alt-A	9,507	551	16	10,042
Subprime	12,966	115	373	12,708
Total non-agency RMBS	$33,411	$1,282	$459	$34,234

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

16

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2016			December 31, 2015
	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
U.S. government securities	$3,572	$47,734	1	$—	$—	—
Other government securities	553	5,344	2	—	—	—
Public utilities	1,773	50,692	23	947	19,718	12
Corporate securities	9,660	349,571	201	16,026	365,365	244
Residential mortgage-backed	1	1,678	1	46	4,953	1
Commercial mortgage-backed	1,926	57,685	32	1,050	47,936	21
Other asset-backed securities	668	72,617	52	430	48,255	35
Total temporarily impaired
securities	$18,153	$585,321	312	$18,499	$486,227	313

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
U.S. government securities	$—	$—	—	$—	$—	—
Other government securities	—	—	—	—	—	—
Public utilities	—	—	—	—	—	—
Corporate securities	1,227	29,381	20	7,210	39,995	26
Residential mortgage-backed	293	8,901	4	413	7,376	5
Commercial mortgage-backed	—	—	—	—	—	—
Other asset-backed securities	148	3,698	7	183	4,656	5
Total temporarily impaired
securities	$1,668	$41,980	31	$7,806	$52,027	36

	Total			Total
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
U.S. government securities	$3,572	$47,734	1	$—	$—	—
Other government securities	553	5,344	2	—	—	—
Public utilities	1,773	50,692	23	947	19,718	12
Corporate securities	10,887	378,952	221	23,236	405,360	270
Residential mortgage-backed	294	10,579	5	459	12,329	6
Commercial mortgage-backed	1,926	57,685	32	1,050	47,936	21
Other asset-backed securities	816	76,315	59	613	52,911	40
Total temporarily impaired
securities	$19,821	$627,301	343	$26,305	$538,254	349

17

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;

•	The Company intends to sell a security; or,

•	It is more likely than not that the Company will be required to sell a security prior to recovery.

18

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2016 and 2015, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31, 2016 and 2015, assumed loss severities were applied to generate and analyze cash flows of each security and ranged from 25% to 70%.

These estimates reflect a combination of data derived by third-parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson-NY does not intend to sell the security and it is not more likely than not that Jackson-NY will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect only the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized gains (losses) on investments (in thousands):

	Years Ended December 31,
	2016	2015	2014
Available-for-sale securities
Realized gains on sale	$19,726	$4,175	$4,439
Realized losses on sale	(6,529)	(3,146)	(421)
Impairments:
Total other-than-temporary impairments	(2,440)	(1,525)	(2,642)
Portion of other-than-temporary impairments
included in other comprehensive income	142	(32)	1,890
Net other-than-temporary impairments	(2,298)	(1,557)	(752)
Other	17	18	—
Net realized gains (losses) on investments	$10,916	$(510)	$3,266
The aggregate fair value of securities sold at a loss for the years ended December 31, 2016, 2015, and 2014 was $55.7 million, $16.4 million, and $18.4 million, respectively, which was approximately 90%, 84%, and 98% of book value, respectively.

19

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2016	2015
Cumulative credit loss beginning balance	$8,673	$8,512
Additions:
New credit losses	2,132	1,381
Incremental credit losses	166	176
Reductions:
Securities sold, paid down or disposed of	(5,588)	(1,396)
Securities where there is intent to sell	(291)	—
Cumulative credit loss ending balance	$5,092	$8,673

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. This agreement is subject to master netting arrangements and collateral arrangements, which creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the balance sheets.

As of December 31, 2016 and 2015, the estimated fair value of loaned securities was $10.5 million and $8.7 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. At December 31, 2016 and 2015, cash collateral received in the amount of $10.7 million and $9.0 million, respectively, was invested by the agent bank and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in other liabilities in the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported in net investment income.

20

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

4.	Fair Value Measurements

The following chart summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

	December 31, 2016		December 31, 2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Fixed maturities	$1,914,604	$1,914,604	$1,835,373	$1,835,373
Trading securities	144	144	532	532
Policy loans	299	299	282	282
Cash and cash equivalents	247,616	247,616	119,596	119,596
Reinsurance recoverable, net (1)	1,246,315	1,843,926	134,580	134,580
Separate account assets	9,638,780	9,638,780	8,515,156	8,515,156

Liabilities
Annuity reserves (2)	$1,900,114	$2,551,445	$1,750,750	$2,246,908
Securities lending payable	10,744	10,744	9,021	9,021
Separate account liabilities	9,638,780	9,638,780	8,515,156	8,515,156

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
(2) Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value

21

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2016 and 2015, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled - the then current carrying value.  The funds provided are limited to the cash surrender value of the underlying policy.  The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy.  Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy.  Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Reinsurance Recoverable
Reinsurance recoverable includes ceded amounts related to both variable annuity guaranteed benefit reserves and variable annuity general account fund balances. Certain ceded guaranteed benefit reserves are carried at fair value, as discussed below. Fair values of general account fund balances are determined using projected future cash flows discounted at current market rates.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publically available, are categorized as Level 2 assets. The value of separate account liabilities are set equal to the values of separate account assets.

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates.

22

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

Securities Lending Payable
The Company’s securities lending payable, which is included in other liabilities, is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent GMWBs and the reinsurance recoverable on the Company’s GMIBs, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent components of GMWBs are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. The ceded reserves for these products are calculated based on the assuming company’s share of the direct reserve.

Jackson-NY’s GMIB book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in death, other policy benefits and change in policy reserves. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for direct and ceded GMWB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, fund allocation, persistency, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the Company assumes expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson-NY’s own credit risk. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to

23

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than the fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$58,324	$58,324	$—	$—
Other government securities	5,344	—	5,344	—
Public utilities	171,105	—	171,105	—
Corporate securities	1,284,220	—	1,284,220	—
Residential mortgage-backed	43,041	—	43,041	—
Commercial mortgage-backed	206,229	—	206,229	—
Other asset-backed securities	146,341	—	146,341	—
Trading securities	144	144	—	—
Reinsurance recoverable, net (1)	136,412	—	—	136,412
Separate account assets	9,638,780	—	9,638,780	—
Total	$11,689,940	$58,468	$11,495,060	$136,412

Liabilities
Embedded derivative liability	$132,987	$—	$—	$132,987

	December 31, 2015
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$61,578	$61,578	$—	$—
Public utilities	148,243	—	148,243	—
Corporate securities	1,241,890	—	1,241,890	—
Residential mortgage-backed	63,571	—	63,571	—
Commercial mortgage-backed	232,444	—	232,398	46
Other asset-backed securities	87,647	—	87,647	—
Trading securities	532	532	—	—
Reinsurance recoverable, net (1)	134,580	—	—	134,580
Separate account assets	8,515,156	—	8,515,156	—
Total	$10,485,641	$62,110	$10,288,905	$134,626

Liabilities
Embedded derivative liability	$129,386	$—	$—	$129,386

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

24

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands).

	December 31, 2016
Assets	Total	Internal	External
Reinsurance recoverable, net (1)	$136,412	$136,412	$—

Liabilities
Embedded derivative liability	$132,987	$132,987	$—

	December 31, 2015
Assets	Total	Internal	External
Commercial mortgage-backed	$46	$46	$—
Reinsurance recoverable, net (1)	134,580	134,580	—
Total	$134,626	$134,626	$—

Liabilities
Embedded derivative liability	$129,386	$129,386	$—

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands).

	December 31, 2016
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$136,412	Discounted cash flow	See below	See below	See below

Liabilities
Embedded derivative liability	$132,987	Discounted cash flow	See below	See below	See below

	December 31, 2015
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$134,580	Discounted cash flow	See below	See below	See below

Liabilities
Embedded derivative liability	$129,386	Discounted cash flow	See below	See below	See below

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement, for the assets and liabilities reflected in the table above.

25

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

At December 31, 2016 and 2015, commercial mortgage-backed securities of nil and $46 thousand, respectively, are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy. For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.   Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility.  The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the liabilities.

GMWB reinsurance recoverable fair value calculations are based on the assuming company’s share of the direct reserve, which is described above. The more significant actuarial assumptions include benefit utilization, fund allocation, persistency, mortality, and long-term market volatility. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

26

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

The tables below provide rollforwards for 2016 and 2015 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using the beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2016	Income	Income	Settlements	of Level 3	2016
Assets
Commercial mortgage-backed	$46	$1,360	$(46)	$(1,360)	$—	$—
Reinsurance recoverable, net (1)	134,580	1,832	—	—	—	136,412

Liabilities
Embedded derivative liability	$(129,386)	$(3,601)	$—	$—	$—	$(132,987)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2015	Income	Income	Settlements	of Level 3	2015
Assets
Commercial mortgage-backed	$46	$(104)	$104	$—	$—	$46
Reinsurance (payable) recoverable, net (1)	114,699	19,881	—	—	—	134,580

Liabilities
Embedded derivative asset (liability)	$(107,729)	$(21,657)	$—	$—	$—	$(129,386)

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

The components of the amounts included in purchases, sales, issuances and settlements for years ended December 31, 2016 and 2015 shown above are as follows (in thousands):

	December 31, 2016
	Purchases	Sales	Issuances	Settlements	Total
Assets
Commercial mortgage-backed	$—	$(1,360)	$—	$—	$(1,360)

There were no transfers between Level 2 and Level 3 in 2016 or 2015. In addition, there were no transfers between Level 1 and 2 of the fair value hierarchy in 2016 or 2015.

27

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2016 and 2015, was as follows (in thousands):

	2016	2015
Assets
Reinsurance recoverable, net (1)	$1,832	$19,881

Liabilities
Embedded derivative liability	$(3,601)	$(21,657)

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Fair Value of Financial Instruments Carried at Other Than Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands).

		December 31, 2016		December 31, 2015
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Policy loans	Level 3	$299	$299	$282	$282
Reinsurance recoverable, net (1)	Level 3	1,109,903	1,707,514	—	—

Liabilities
Annuity reserves (2)	Level 3	$1,767,127	$2,418,458	$1,621,364	$2,117,522
Securities lending payable	Level 2	10,744	10,744	9,021	9,021
Separate account liabilities (3)	Level 2	9,638,780	9,638,780	8,515,156	8,515,156

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the variable annuity general account reinsurance agreement.
(2) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(3) The values of separate account liabilities are set equal to the values of separate account values.

28

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

5.	Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2016	2015	2014
Balance, beginning of year	$359,229	$297,583	$244,983
Deferrals of acquisition costs	68,482	83,978	88,201
Amortization related to:
Operations	(35,422)	(47,196)	(26,468)
Net realized losses (gains)	(1,669)	92	(635)
DAC write off (1)	(340,964)	—	—
Total amortization	(378,055)	(47,104)	(27,103)
Unrealized investment losses (gains)	2,922	24,772	(8,498)
Balance, end of year	$52,578	$359,229	$297,583

(1) See Note 2 for description of Variable Annuity reinsurance agreement amendment.

The balances of and changes in deferred sales inducements, as of and for the years ended December 31, were as follows (in thousands):

	2016	2015	2014
Balance, beginning of year	$5,486	$5,661	$7,403
Deferrals of sales inducements	205	400	544
Amortization related to:
Operations	(2,779)	(1,918)	(2,582)
Net realized losses (gains)	47	3	(33)
SIA write off (1)	(743)	—	—
Total amortization	(3,475)	(1,915)	(2,615)
Unrealized investment losses	308	1,340	329
Balance, end of year	$2,524	$5,486	$5,661

(1) See Note 2 for description of Variable Annuity reinsurance agreement amendment.

6.	Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term or coinsurance basis. The Company regularly monitors the financial strength rating of reinsurers.

As discussed in Note 2, Jackson-NY also cedes 90% of the risk associated with variable annuities to its Parent on a coinsurance/modified coinsurance basis.

Premiums ceded to Jackson for guaranteed minimum withdrawal benefits prior to the amendment effective December 31, 2016 were $84.9 million, $74.1 million, and $60.3 million in 2016, 2015, and 2014, respectively.

29

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2016	2015	2014
Direct premiums	$337	$373	$423
Less reinsurance ceded:
Life	(226)	(287)	(359)
Annuity	(117,039)	(74,975)	(61,208)
Net premiums	$(116,928)	$(74,889)	$(61,144)

Death, other policy benefits, and change in policy reserves, net of deferrals, is net of change in GMWB reserves ceded of $4.8 million, $19.8 million, and $158.4 million in 2016, 2015, and 2014, respectively.

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2016	2015
Reinsurance recoverable:
Ceded reserves	$1,262,662	$139,238
Ceded claims liability	28,732	—
Ceded other	—	61
Total	$1,291,394	$139,299

Reinsurance recoverable from the Parent totaled $1,287.8 million and $119.1 million at December 31, 2016 and 2015, respectively.

The following table sets forth the Company’s net life insurance in-force (in thousands):

	December 31,
	2016	2015
Direct life insurance in-force	$223,497	$247,143
Amounts ceded to other companies	(170,472)	(182,440)
Net life insurance in-force	$53,025	$64,703

7.	Reserves for Future Policy Benefits and Claims Payable and Deposits on Investment Contracts

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	December 31,
	2016	2015
Traditional life	$2,211	$2,303
Guaranteed benefits	149,799	144,290
Claims payable	41,167	39,238
Other	5	6
Total	$193,182	$185,837

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.

30

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

The following table sets forth the Company’s liabilities for deposits on investment contracts (in thousands):

	December 31,
	2016	2015
Interest-sensitive life	$5,584	$9,034
Variable annuity fixed option	1,233,226	1,070,213
Fixed annuity	579,415	590,497
Total	$1,818,225	$1,669,744

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed annuities, the liability is the policyholder’s account value. At December 31, 2016, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 3.0% to 4.0%, with a 3.98% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 3.0% and a 2.03% average guaranteed rate.

At December 31, 2016 and 2015, approximately 95% and 97%, respectively, of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates.

At December 31, 2016 and 2015, approximately 89% and 88%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2016
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1.0%	$39.5	$573.5	$613.0
>1.0% - 2.0%	78.0	335.1	413.1
>2.0% - 3.0%	404.2	324.6	728.8
Total	$521.7	$1,233.2	$1,754.9

	December 31, 2015
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1.0%	$30.9	$410.8	$441.7
>1.0% - 2.0%	82.2	325.8	408.0
>2.0% - 3.0%	424.2	333.6	757.8
Total	$537.3	$1,070.2	$1,607.5

31

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

8.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB) or upon the depletion of funds (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

32

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

At December 31, 2016 and 2015, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
				Weighted	until
December 31, 2016	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$6,924.6	$89.9	64.8 years
GMWB - Premium only	0%	209.0	3.1
GMWB	0-5%*	20.3	1.0
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		1,614.0	52.3	65.4 years
GMWB - Highest anniversary only		199.0	8.2
GMWB		43.4	4.2
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMIB	0-6%	95.4	31.5		0.5 years
GMWB	0-8%*	6,932.5	723.5

					Average
					Period
				Weighted	until
December 31, 2015	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$6,173.3	$145.7	64.5 years
GMWB - Premium only	0%	219.7	4.8
GMWB	0-5%*	21.6	1.1
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		1,478.9	108.6	65.0 years
GMWB - Highest anniversary only		202.8	17.6
GMWB		48.2	6.6
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMIB	0-6%	105.5	34.4		0.4 years
GMWB	0-8%*	6,123.8	720.1

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

33

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2016	2015
Equity	$5,851.3	$5,187.4
Bond	1,161.8	1,066.9
Balanced	1,384.8	1,284.7
Money market	50.9	46.8
Total	$8,448.8	$7,585.8

GMDB liabilities reflected in the general account were as follows (in millions):

	2016	2015
Balance at January 1	$11.0	$29.9
Incurred guaranteed benefits	3.0	(16.7)
Paid guaranteed benefits	(2.7)	(2.2)
Balance at December 31	$11.3	$11.0

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2016 and 2015 (except where noted):

1)	Use of a series of stochastic investment performance scenarios, based on historical average market volatility.

2)	Mean investment performance assumption of 7.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

3)	Mortality equal to 36% to 100% of the Annuity 2000 table.

4)
Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 40.0%, with an average of 3.7% during the surrender charge period and 7.8% thereafter (2015: 8.0%).

5)	Discount rates: 7.4% on 2013 and later issues, 8.4% on 2012 and prior issues

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in death, other policy benefits and change in policy reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4. The fair valued GMWB had a reserve liability of $133.0 million and $129.4 million at December 31, 2016 and 2015, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2016 and 2015, these GMWB reserves totaled $4.7 million and $3.0 million, respectively, and were reported in reserves for future policy benefits and claims payable.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2016 and 2015, GMIB reserves totaled $0.8 million and $0.9 million, respectively.

34

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

9.	Federal Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2016	2015	2014
Current tax (benefit) expense	$(4,923)	$(415)	$13,664
Deferred tax (benefit) expense	(107,707)	10,816	(3,328)
Income tax (benefit) expense	$(112,630)	$10,401	$10,336

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income by the statutory federal income tax rate of 35% for 2016, 2015, and 2014 as follows (in thousands):

	Years Ended December 31,
	2016	2015	2014
Income taxes at statutory rate	$(91,296)	$25,997	$16,547
Dividends received deduction	(21,360)	(15,625)	(6,238)
Other	26	29	27
Income tax (benefit) expense	$(112,630)	$10,401	$10,336

Effective tax rate	43.2%	14.0%	21.9%

Federal income taxes (received) paid to Jackson in 2016, 2015, and 2014 were $(3.5) million, $2.8 million and $8.9 million, respectively.

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2016	2015
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$12,550	$92,851
Deferred gain on reinsurance	85,090	99
Other, net	4,188	11,019
Total gross deferred tax asset	101,828	103,969

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(8,681)	(118,840)
Net unrealized gains on available for sale securities	(6,782)	(8,546)
Other investment items	(1,007)	(694)
Total gross deferred tax liability	(16,470)	(128,080)

Net deferred tax asset (liability)	$85,358	$(24,111)

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any

35

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2016, it is more likely than not that the deferred tax assets, will be realized. At December 31, 2016 and 2015, the Company did not have a valuation allowance.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. The total amount of unrecognized benefits represents tax positions for which there is uncertainty about the timing of certain deductions. The timing of such deductions would not affect the annual effective tax rate, excluding the impact of interest and penalties.

The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2016, 2015, or 2014.

Based on information available as of December 31, 2016, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

10.	Contingencies

The Company has previously received regulatory inquiries on an industry-wide matter relating to claims settlement practices and compliance with unclaimed property laws.   Any regulatory audits, related examination activity and internal reviews as a result of these inquiries may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.

In 2013, the Company recorded $6.4 million ($4.2 million after-tax) for potential additional tax liability related to a franchise/premium tax audit by the state of New York. In June 2014, the state of New York formally conceded the issue in the Company’s favor, the expense was reversed, and the matter was closed.

11.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

The declaration of dividends that can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. The Company had no earned surplus at December 31, 2016 or 2015. No dividends were paid to Jackson in 2016, 2015, or 2014. No capital contributions were received in 2016, 2015, or 2014.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $475.7 million and $443.5 million at December 31, 2016 and 2015, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $23.6 million, $30.7 million, and $32.7 million in 2016, 2015, and 2014, respectively.

The state of New York has prescribed a Continuous CARVM reserve basis for New York domiciled companies. This reserve basis differs from the Curtate CARVM reserve basis required by The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”). If the Company’s reserves were valued in accordance with NAIC SAP, statutory capital and surplus would be increased by $4.1 million and $28.2 million at December 31, 2016 and 2015, respectively, and net income would be (decreased) increased by $(24.1) million, $5.3 million and $2.6 million, in 2016, 2015 and 2014, respectively.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a

36

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2016 the Company’s TAC was more than 1,200% of the Company action level RBC.

12.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $1.5 million, $1.4 million, and $1.4 million to PPM for investment advisory services during 2016, 2015, and 2014.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $19.1 million, $15.1 million, and $12.9 million in 2016, 2015, and 2014, respectively.

The Company has an administrative services agreement with Jackson National Life Distributors, LLC (“JNLD”), a subsidiary of Jackson, under which JNLD provides certain marketing services. Administrative fees were $4.2 million, $4.1 million, and $4.2 million in 2016, 2015, and 2014, respectively.

As a result of the reinsurance agreement, the net payment of $905.9 million was reported as a payable to parent.

13.	Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company’s annual contributions are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $0.3 million in 2016, 2015, and 2014.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2016 and 2015, Jackson’s liability for the Company’s portion of such plans totaled $4.9 million and $4.5 million, respectively. There were no expenses related to these plans in 2016, 2015 or 2014.

14.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2016	2015	2014
Balance, beginning of year	$23,442	$45,789	$38,636
OCI before reclassifications	(610)	(20,971)	9,030
Amounts reclassified from AOCI	(2,665)	(1,376)	(1,877)
Balance, end of year	$20,167	$23,442	$45,789

37

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2016 and 2015

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Income Statement
	December 31,
	2016	2015	2014
Net unrealized investment loss:
Net realized loss on investments	$(3,278)	$(1,938)	$(2,547)	Other net investment losses
Other-than-temporary impairments	(822)	(179)	(341)	Total other-than-temporary impairments
Net unrealized loss, before income taxes	(4,100)	(2,117)	(2,888)
Income tax benefit	1,435	741	1,011
Reclassifications, net of income taxes	$(2,665)	$(1,376)	$(1,877)

38

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2016
Statements of Operations for the period ended December 31, 2016
Statements of Changes in Net Assets for the periods ended December 31, 2016, and 2015
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2016, and 2015
Consolidated Income Statements for the years ended December 31, 2016, 2015, and 2014
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
December 31, 2016, 2015, and 2014
Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015, and 2014
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable.

3.

a.	General Distributor Agreement dated September 19, 1997, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	General Distributor Agreement dated June, 30, 1998, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

c.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70384 and 811-08401).

d.	Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

e.	Specimen of Selling Agreement (N2565 01/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

f.	Specimen of Selling Agreement (N2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

g.	Specimen of Selling Agreement (N2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183046 and 811-08401).

4.

a.
Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

b.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

d.
Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

e.	Specimen of Roth IRA Endorsement, incorporated herein by reference to the Registrant’s, Pre-Effective Amendment No. 1 filed on December, 19, 2001, (File Nos.333-70384 and 811-08401).

f.	Specimen of Earnings Protection Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

g.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

h.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

i.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

j.
Specimen of 20% Additional Free Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

k.
Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

l.
Specimen of Preselected Death Benefit Option Election Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and

811-08401).

m.	Specimen of Reduced Administration Charge Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

n.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

o.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

p.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

q.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 filed on May 20, 2002 (File Nos. 333-70384 and 811-08401).

r.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

s.	Specimen of Fixed Account Option Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

t.
Specimen of 3-Year Withdrawal Charge Schedule Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

u.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

v.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

w.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

x.
Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

y.
Specimen of 20% Additional Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

z.
Specimen of 5 Year Withdrawal Charge Schedule Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

aa.
Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

bb.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11 filed on April 29, 2004 (File Nos. 333-70384 and 811-08401).

cc.	Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated herein by reference to the

Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

dd.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ee.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ff.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

gg.
Specimen of 20% Additional Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

hh.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ii.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

jj.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

kk.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ll.
Specimen of 3 Year Withdrawal Charge Schedule Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

mm.
Specimen of 5 Year Withdrawal Charge Schedule Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

nn.
Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

oo.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

pp.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

qq.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

rr.	Specimen of Roth IRA Endorsement, incorporated herein by reference to the Registrant’s Registration

Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

ss.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

tt.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and811-08401).

uu.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

vv.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

ww.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15 filed on February 14, 2005 (File Nos. 333-70384 and 811-08401).

xx.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

yy.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

zz.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

aaa.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on June, 20, 2005, (File Nos. 333-70384 and 811-08401).

bbb.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

ccc.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

ddd.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

eee.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

fff.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

ggg.	Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement,

incorporated herein by reference to the Registrant’s, Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

hhh.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006, (File Nos. 333-70384 and 811-08401).

iii.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

jjj.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

kkk.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

lll.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement incorporated herein by reference to the Registrant’s Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-08401).

mmm.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 24 filed on December 21, 2006 (File Nos. 333-70384 and 811-08401).

nnn.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

ooo.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

ppp.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

qqq.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

rrr.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

sss.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

ttt.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

uuu.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

vvv.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

www.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

xxx.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

yyy.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

zzz.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

aaaa.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (Nos. 333-70384 and 811-08401).

bbbb.
Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (Nos. 333-70384 and 811-08401).

cccc.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (Nos. 333-70384 and 811-08401).

dddd.
Specimen of the Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.34, filed on October 6, 2008 (File Nos. 333-70384 and 811-08401).

eeee.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

ffff.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

gggg.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

hhhh.	Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up

(Freedom) Endorsement (7587ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 37, filed on December 31, 2008 (File Nos. 333-70384 and 811-08401).

iiii.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Joint Freedom) Endorsement (7588ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 37, filed on December 31, 2008 (File Nos. 333-70384 and 811-08401).

jjjj.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (DB) Endorsement (7589ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 37, filed on December 31, 2008 (File Nos. 333-70384 and 811-08401).

kkkk.
Specimen of the Highest Anniversary Value Death Benefit Option (HAV) Endorsement (7595NY 04/09) incorporated herein by reference to the Registrant's Post-Effective Amendment No. 38, filed on April 2, 2009 (File Nos. 333-70384 and 811-08401).

llll.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602ANY-A 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 38, filed on April 2, 2009 (File Nos. 333-70384 and 811-08401).

mmmm.
Specimen of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

nnnn.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

oooo.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

pppp.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

qqqq.
Specimen of the [2%] Contract Enhancement Endorsement (7567NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

rrrr.
Specimen of the [3%] Contract Enhancement Endorsement (7568NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

ssss.
Specimen of the [4%] Contract Enhancement Endorsement (7569NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

tttt.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

uuuu.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net) Endorsement (7619ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

vvvv.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

wwww.
Specimen of the Perspective II Fixed and Variable Annuity Contract (VA620NY), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

xxxx.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up Endorsement (7640ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

yyyy.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value Endorsement (7641ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

zzzz.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up Endorsement (7642ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

aaaaa.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value Endorsement (7643ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

bbbbb.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up Endorsement (7646ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

ccccc.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value Endorsement (7647ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

ddddd.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up Endorsement (7648ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

eeeee.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value Endorsement (7649ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

fffff.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit Endorsement (7650ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

ggggg.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up Endorsement (7652ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

hhhhh.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value Endorsement (7653ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

iiiii.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up Endorsement (7656ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

jjjjj.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (7657ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

kkkkk.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (7658ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

lllll.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

mmmmm.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

nnnnn.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668ANY-A 04/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

ooooo.
Specimen of Freedom Flex GMWB with HAV Death Benefit Endorsement (7675ANY-A 04/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

ppppp.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net) Endorsement (7657ANY-A 04/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

qqqqq.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7658ANY-A 04/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

rrrrr.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

sssss.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

ttttt.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

uuuuu.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up To The Highest Quarterly Contract Value Endorsement (7704ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

vvvvv.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up To The Highest Quarterly Contract Value Endorsement (7705ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

wwwww.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up To The Highest Quarterly Contract Value Endorsement (7706ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

xxxxx.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7707ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

yyyyy.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7708ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

zzzzz.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up To The Highest Quarterly Contract Value Endorsement (7710ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

aaaaaa.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up To The Highest Quarterly Contract Value Endorsement (7711ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

bbbbbb.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

cccccc.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

dddddd.	Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7714ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

eeeeee.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on January 18, 2013 (File Nos. 333-183046 and 811-08401).

ffffff.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

gggggg.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

hhhhhh.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

iiiiii.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

jjjjjj.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

kkkkkk.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

llllll.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7707ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

mmmmmm.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7708ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

nnnnnn.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

oooooo.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7714ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

pppppp.	Form of Defense of Marriage Act Endorsement (7718NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

qqqqqq.	Form of Accumulation Provisions Endorsement (7724NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

5.

a.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 19, 2001 (333-70384 and 811-08401).

b.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 5 filed on April 30, 2003 (File Nos. 333-70384 and 811-08401).

c.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

d.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11 filed on April 29, 2004 (File Nos. 333-70384 and 811-08401).

e.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

f.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15 filed on February 14, 2005 (File Nos. 333-70384 and 811-08401).

g.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19 filed on September 2, 2005 (File Nos. 333-70384 and 811-08401).

h.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 24 filed on December 21, 2006 (File Nos. 333-70384 and 811-08401).

i.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

j.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 29 filed on March 26, 2008 (File Nos. 333-70384 and 811-08401).

k.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

l.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 38, filed on April 2, 2009 (File Nos. 333-70384 and 811-08401).

m.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

n.
Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

o.
Form of the Perspective II Variable and Fixed Annuity Application (NV620 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

p.
Form of the Variable Fixed and Annuity Application (NV3573 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

q.
Form of the Perspective II Variable and Fixed Annuity Application (NV620 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 53 filed on April 27, 2011 (File Nos. 333-70384 and 811-08401).

r.
Form of the Variable and Fixed Annuity Application (NV3573 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 53 filed on April 27, 2011 (File Nos. 333-70384 and 811-08401).

s.
Form of the Perspective II Variable and Fixed Annuity Application (NV620 08/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 54 filed on August 26, 2011 (File Nos. 333-70384 and 811-08401).

t.
Form of the Variable and Fixed Annuity Application (NV3573 08/11), incorporated herein by reference to the Registrant’s Registration Statement, filed on July 22, 2011 (File Nos. 333-175721 and 811-08401).

u.
Form of the Perspective II Variable and Fixed Annuity Application (NV620 12/11), incorporated herein by reference to the Registrant’s Registration Statement No. 58, filed on November 29, 2011 (File Nos. 333-70384 and 811-08401).

v.
Form of the Variable and Fixed Annuity Application (NV3573 12/11), incorporated herein by reference to the Registrant’s Registration Statement No. 58, filed on November 29, 2011 (File Nos. 333-70384 and 811-08401).

w.
Form of the Perspective II Variable and Fixed Annuity Application (NV620 04/12), incorporated herein by reference to the Registrant’s Registration Statement No. 62, filed on April 25, 2012 (File Nos. 333-70384 and 811-08401).

x.
Form of the Variable and Fixed Annuity Application (NV3573 04/12), incorporated herein by reference to the Registrant’s Registration Statement No. 62, filed on April 25, 2012 (File Nos. 333-70384 and 811-08401).

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.	Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.

a.	Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12 filed on December 15, 2004 (File Nos. 333-37175 and 811-08401).

b.
Amendment No. 2 to the Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant’s Post- Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

c.	Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October, 20, 2005 (File Nos. 333-70384 and 811-08401).

d.
Amendments to the January, 1, 2003 Variable Annuity GMIB Reinsurance, Agreement, incorporated herein by reference to the Registrant’s Post-Effective, Amendment No. 24 filed on December 21, 2006 (File Nos., 333-70384 and 811-08401).

e.
Amendment to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

f.
Amendment to the January, 1, 2003 Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25, filed on April, 26, 2007, (File Nos. 333-70384 and 811-08401).

g.
Amendment to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant’s Post- Effective Amendment No. 29, filed on March 26, 2008 (File Nos. 333-70384 and 811-08401).

h.
Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date June 15, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34 filed on October 6, 2008 (File Nos. 333-70384 and 08401).

i.
Amendment No. 10 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34 filed on October 6, 2008 (File Nos. 333-70384 and 811-08401).

j.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34 filed on October 6, 2008 (File Nos. 333-70384 and 08401).

k.
Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 38, filed on April 2, 2009 (File Nos. 333-70384 and 811-08401).

l.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 38, filed on April 2, 2009 (File Nos. 333-70384 and 811-08401).

m.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

n.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

o.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

p.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

q.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 2, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 53 filed on April 27, 2011 (File Nos. 333-70384 and 811-08401).

r.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 2, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 53 filed on April 27, 2011 (File Nos. 333-70384 and 811-08401).

s.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date August 29, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 54 filed on August 26, 2011 (File Nos. 333-70384 and 811-08401).

t.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date August 29, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 54 filed on August 26, 2011 (File Nos. 333-70384 and 811-08401).

u.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to the Registrant’s Registration Statement No. 62, filed on April 25, 2012 (File Nos. 333-70384 and 811-08401).

v.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to the Registrant’s Registration Statement No. 62, filed on April 25, 2012 (File Nos. 333-70384 and 811-08401).

w.
Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

x.
Amendment No. 1 to the Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), with effective date June 30, 2013, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

y.
Amendment No. 19 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 28, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 75, filed on September 11, 2014 (File Nos. 333-70384 and 811-08401).

z.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 28, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 75, filed on September 11, 2014 (File Nos. 333-70384 and 811-08401).

aa.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 27, 2015, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 77, filed on September 24, 2015 (File Nos. 333-70384 and 811-08401).

bb.
Amendment No. 20 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 27, 2015, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 77, filed on September 24, 2015 (File Nos. 333-70384 and 811-08401).

cc.
Amendment No. 21 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Chubb Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 25, 2016, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 79, filed on September 15, 2016 (File Nos. 333-70384 and 811-08401).

dd.
Amendment No. 19 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Chubb Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 25, 2016, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 79, filed on September 15, 2016 (File Nos. 333-70384 and 811-08401).

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to the Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

R. Kevin Clinton	Director
Michigan State University
C337 Wells Hall
619 Red Cedar Road
East Lansing, MI 48824

John C. Colpean	Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Donald B. Henderson, Jr.	Director
Willkie Farr & Gallagher LLP 787 Seventh Ave., Suite 4020
New York, NY 10019-6099

James R. Sopha	President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President & Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	Executive Vice President, Chief Distribution Officer & Director
300 Innovation Drive
Franklin, TN 37067

Herbert G. May, III	Chief Administrative Officer & Director

75 Second Avenue
Suite 605
Needham, MA 02494

Andrew J. Bowden	Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Savvas (Steve) P. Binioris	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Senior Vice President, Controller, Treasurer & Director
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Senior Vice President & Chief Risk Officer
300 Innovation Drive
Franklin, TN 37067

Thomas P. Hyatte	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Machelle A. McAdory	Senior Vice President & Chief Human Resource Officer
1 Corporate Way
Lansing, MI 48951

Keith R. Moore	Senior Vice President & Chief Technology Officer
1 Corporate Way
Lansing, MI 48951

Emilio Pardo	Senior Vice President & Chief Marketing and Communications Officer
300 Innovation Drive
Franklin, TN 37067

Laura L. Prieskorn	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Senior Vice President, Chief Actuary & Appointed Actuary

1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Marina C. Ashiotou	Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis A. Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles	Vice President
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

David A. Collins	Vice President, Deputy Chief Risk Officer & Director
1 Corporate Way
Lansing, MI 48951

Robert H. Dearman, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

William T. Devanney, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President

1 Corporate Way
Lansing, MI 48951

Lisa I. Fox	Vice President
300 Innovation Drive
Franklin, TN 37067

Devkumar D. Ganguly	Vice President
1 Corporate Way
Lansing, MI 48951

Guillermo E. Guerra	Vice President & Corporate Information Security Officer
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Julie A. Hughes	Vice President
1 Corporate Way
Lansing, MI 48951

Matthew T. Irey	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas A. Janda	Vice President
1 Corporate Way
Lansing, MI 48951

Scott F. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Toni L. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Matthew F. Laker	Vice President
300 Innovation Drive

Franklin, TN 37067

Richard C. Liphardt	Vice President
1 Corporate Way
Lansing, MI 48951

Wayne R. Longcore	Vice President
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
1 Corporate Way
Lansing, MI 48951

Ryan T. Mellott	Vice President
1 Corporate Way
Lansing, MI 48951

Dana S. Rapier	Vice President
1 Corporate Way
Lansing, MI 48951

Stacey L. Schabel	Vice President
1 Corporate Way
Lansing, MI 48951

James A. Schultz	Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

Michael D. Story	Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Marion C. Terrell II	Vice President
1 Corporate Way
Lansing, MI 48951

Brian M. Walta	Vice President
1 Corporate Way
Lansing, MI 48951

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York (“Depositor”), a stock life insurance company organized under the laws of the state of New York. The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 10, filed on April 18, 2017 (File Nos. 333-183050 and 811-08664).

Item 27. Number of Contract Owners as of February 28, 2017

Perspective II Contracts:

Qualified - 31,628
Non-qualified - 14,520

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

James R. Sopha	Chairman & Manager
1 Corporate Way
Lansing, MI 48951

Steve P. Binioris	Manager
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Manager
300 Innovation Drive
Franklin, TN 37067

Emilio Pardo	Manager
300 Innovation Drive
Franklin, TN 37067

Heather R. Strang	Manager
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	President, Chief Executive Officer & Manager
300 Innovation Drive
Franklin, TN 37067

Scott Golde	General Counsel
1 Corporate Way
Lansing, MI 48951

Maura Collins	Executive Vice President, Chief Financial Officer & FinOp
7601 Technology Way
Denver, CO 80237

John Poulsen	Executive Vice President, Sales Strategy
300 Innovation Drive
Franklin, TN 37067

Alison Reed	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Marc Socol	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
7601 Technology Way

Denver, CO 80237

Elizabeth Griffith	Senior Vice President
300 Innovation Drive
Franklin, TN 37067

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Senior Vice President
7601 Technology Way
Denver, CO 80237

Timothy McDowell	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward	Senior Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Erin Balcaitis	Vice President
7601 Technology Way
Denver, CO 80237

Richard Catts	Vice President
7601 Technology Way
Denver, CO 80237

Court Chynces	Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord	Vice President
7601 Technology Way
Denver, CO 80237

Justin Fitzpatrick	Vice President
7601 Technology Way
Denver, CO 80237

Mark Godfrey	Vice President
7601 Technology Way
Denver, CO 80237

Ashley Golson	Vice President
300 Innovation Drive
Franklin, TN 37067

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kelli Hill	Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Meyer	Vice President
7601 Technology Way
Denver, CO 80237

Peter Meyers	Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Melissa Sommer	Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

Kristan L. Richardson	Secretary
1 Corporate Way
Lansing, MI 48951
(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

a)
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 20th day of April, 2017.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 20, 2017
James R. Sopha, President

*	April 20, 2017
P. Chad Myers, Executive Vice President and Chief Financial Officer

*	April 20, 2017
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

*	April 20, 2017
Gregory P. Cicotte, Executive Vice President, Chief Distribution Officer and Director

*	April 20, 2017
David A. Collins, Vice President, Deputy Chief Risk Officer and Director

*	April 20, 2017
Laura L. Hanson, Vice President and Director

*	April 20, 2017
Herbert G. May, III, Chief Administrative Officer and Director

*	April 20, 2017
Heather R. Strang, Vice President and Director

*	April 20, 2017
R. Kevin Clinton, Director

*	April 20, 2017
John C. Colpean, Director

*	April 20, 2017
Donald B. Henderson, Jr., Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint James R. Sopha, P. Chad Myers, Andrew J. Bowden, Susan S. Rhee and Frank J. Julian (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720, 333-175721, 333-177298, 333-183046, 333-183047, 333-192972, 333-210507, and 333-212425), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 31st day of March, 2017.

/s/ JAMES R. SOPHA
James R. Sopha, President

/s/ P. CHAD MYERS
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

/s/ GREGORY P. CICOTTE
Gregory P. Cicotte, Executive Vice President, Chief Distribution Officer and Director

/s/ DAVID A. COLLINS
David A. Collins, Vice President, Deputy Chief Risk Officer and Director

/s/ LAURA L. HANSON
Laura L. Hanson, Vice President and Director

/s/ HERBERT G. MAY, III
Herbert G. May, III, Chief Administrative Officer and Director

/s/ HEATHER R. STRANG
Heather R. Strang, Vice President and Director

/s/ R. KEVIN CLINTON
R. Kevin Clinton, Director

/s/ JOHN C. COLPEAN
John C. Colpean, Director

/s/ DONALD B. HENDERSON, JR.
Donald B. Henderson, Jr., Director

EXHIBIT LIST

Exhibit No.	Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.

Due to size constraints, this filing is being made in 3 related submissions. This submission is the third of the 3 related submissions. The accession number of the previous related submissions are as follows:

0001045032-17-000098
0001045032-17-000101